UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

National Life Drive, Montpelier, Vermont			05604
(Address of principal executive offices)			(Zip code)

Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	November 30, 2013

Date of reporting period:	December 1, 2012 to May 31, 2013

ITEM 1.

Semi-Annual Report &
Privacy Notice To Our Customers

May 31, 2013

Sentinel Capital Growth Fund

Sentinel Common Stock Fund

Sentinel Growth Leaders Fund

Sentinel Mid Cap Fund

Sentinel Small Company Fund

Sentinel Balanced Fund

Sentinel Conservative Strategies Fund

Sentinel Sustainable Core Opportunities Fund

Sentinel Sustainable Mid Cap Opportunities Fund

Sentinel International Equity Fund

Sentinel Georgia Municipal Bond Fund

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel Total Return Bond Fund

A Standard of Stewardship

www.sentinelinvestments.com

Page intentionally left blank.

Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Balanced Fund

10	Sentinel Capital Growth Fund

12	Sentinel Common Stock Fund

14	Sentinel Conservative Strategies Fund

18	Sentinel Georgia Municipal Bond Fund

19	Sentinel Government Securities Fund

21	Sentinel Growth Leaders Fund

22	Sentinel International Equity Fund

24	Sentinel Mid Cap Fund

26	Sentinel Short Maturity Government Fund

29	Sentinel Small Company Fund

31	Sentinel Sustainable Core Opportunities Fund

33	Sentinel Sustainable Mid Cap Opportunities Fund

35	Sentinel Total Return Bond Fund

38	Statement of Assets and Liabilities

42	Statement of Operations

46	Statement of Changes in Net Assets

52	Financial Highlights

66	Notes to Financial Statements

81	Actual and Hypothetical Expenses for Comparison Purposes

82	Expenses

84	Directors & Officers

87	Privacy Notice To Our Customers

Message to Shareholders

Thomas H. Brownell

President and Chief Executive Officer

Sentinel Asset Management, Inc.

Dear Fellow Shareholders,

On June 19, 2013, Christian Thwaites stepped down as president and chief executive officer of Sentinel Asset Management, Inc. after having served admirably in that capacity since 2005. We are grateful for his contributions to Sentinel and wish him the best as he pursues new opportunities.

I am very excited to take on the leadership role at Sentinel. Sentinel is a strong organization with great people. I have worked closely with them, many for more than 20 years.

Since joining National Life in 1992, I have been fortunate to be part of a dedicated and dynamic team, first as a bond portfolio manager, then as head of fixed income, and since 2005, as National Life Group’s chief investment officer, a position I still hold. I am eager to continue our work together as we move forward with shared vision and purpose.

While our leadership may have changed, who we are as an organization has not. You, our shareholders, continue to come first and our disciplined investment approach remains solid, with a focus on:

• fundamental research and analysis as drivers of security selection;

• close attention to risk management;

• an understanding of macro market-movers; and

• a long-term perspective.

At our core, we continue to be an asset management company committed to serving as steadfast stewards of our investors’ capital. This is still the Sentinel standard.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

• a list of each investment

• the number of shares/par amount of each stock, bond or short-term note

• the market value of each investment

• the percentage of investments in each industry

• the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

• income earned from investments

• management fees and other expenses

• gains or losses from selling investments (known as realized gains or losses)

• gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

• operations — a summary of the Statement of Operations for the most recent period

• distributions — income and gains distributed to shareholders

• capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

• share price at the beginning of the period

• investment income and capital gains or losses

• income and capital gains distributions paid to shareholders

• share price at the end of the period

It also includes some key statistics for the period:

• total return — the overall percentage return of the fund, assuming reinvestment of all distributions

• expense ratio — operating expenses as a percentage of average net assets

• net income ratio — net investment income as a percentage of average net assets

• portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at May 31, 2013

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	64.0%
U.S. Government Obligations	16.6%
Corporate Bonds	9.3%
Foreign Stocks & ADR’s	2.5%
Domestic Exchange Traded Funds	0.7%
Cash and Other	6.9%

Top 10 Equity Holdings*

Description	Percent of Net Assets
ExxonMobil Corp.	1.9%
Int’l. Business Machines Corp.	1.6%
PepsiCo, Inc.	1.4%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.3%
Time Warner, Inc.	1.3%
Chevron Corp.	1.3%
Honeywell Int’l., Inc.	1.2%
American Express Co.	1.2%
Johnson & Johnson	1.2%
Total of Net Assets	13.8%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
U.S. Treasury Note	1.75%	05/15/23	2.8%
U.S. Treasury Note	2.875%	05/15/43	2.3%
FHLMC J22740	2.50%	03/01/28	2.1%
FNMA AB5666	3.50%	07/01/42	1.7%
FNMA AE0218	4.50%	08/01/40	1.5%
FHLMC C03764	3.50%	02/01/42	1.3%
FNMA AL2302	4.50%	08/01/41	1.0%
GNMA II 005139	4.00%	08/20/41	0.9%
FNR 10-155 PC	4.00%	02/25/40	0.8%
FHLMC G08505	3.00%	09/01/42	0.7%
Total of Net Assets			15.1%

Average Effective Duration (for all Fixed Income Holdings) 7.2 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

Schedule of Investments

at May 31, 2013 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 16.6%
U.S. Government Agency Obligations 11.5%
Federal Home Loan Mortgage Corporation 4.5%
Mortgage-Backed Securities:
15-Year:
FHLMC E01488
5%, 10/01/18	15 M	$16,425
FHLMC E01492
5.5%, 10/01/18	10 M	11,205
FHLMC G18091
6%, 12/01/20	8 M	9,225
FHLMC G18106
5.5%, 03/01/21	10 M	10,562
FHLMC G11943
5.5%, 04/01/21	12 M	13,039
		60,456
20-Year:
FHLMC P00020
6.5%, 10/01/22	74 M	80,287
FHLMC J22740
2.5%, 03/01/28	5,932 M	6,055,899
		6,136,186
30-Year:
FHLMC G08062
5%, 06/01/35	16 M	17,366
FGLMC A79255
5%, 11/01/37	1,123 M	1,201,319
FHLMC C03764
3.5%, 02/01/42	3,534 M	3,665,277
FHLMC G08505
3%, 09/01/42	1,925 M	1,930,340
		6,814,302
Total Federal Home Loan Mortgage Corporation		13,010,944

Federal National Mortgage Association 5.8%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	12 M	12,535
FNR 10-155 PC
4%, 02/25/40	2,000 M	2,175,192
		2,187,727
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	15 M	16,324
FNMA 255273
4.5%, 06/01/19	24 M	25,793
FNMA 255358
5%, 09/01/19	6 M	6,074

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA AB4482
3%, 02/01/27	1,803 M	$1,879,396
		1,927,587
30-Year:
FNMA 545759
6.5%, 07/01/32	426	485
FNMA 687301
6%, 11/01/32	379	424
FNMA 690305
5.5%, 03/01/33	6 M	6,027
FNMA 748895
6%, 12/01/33	252 M	281,028
FNMA 811311
2.161%, 12/01/34	7 M	7,223
FNMA 810896
2.076%, 01/01/35	8 M	8,077
FNMA 832258
2.778%, 08/01/35	18 M	18,746
FNMA AE0218
4.5%, 08/01/40	4,074 M	4,361,803
FNMA AL2302
4.5%, 08/01/41	2,599 M	2,830,933
FNMA AB5666
3.5%, 07/01/42	4,625 M	4,817,592
		12,332,338
Total Federal National Mortgage Association		16,447,652

Government National Mortgage Corporation 1.2%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.6023%, 04/16/54	14,511 M	847,333

Mortgage-Backed Securities:
20-Year:
GNMA 514482
7.5%, 09/15/14	4 M	3,857

30-Year:
GNMA II 005139
4%, 08/20/41	2,438 M	2,620,283
Total Government National Mortgage Corporation		3,471,473
Total U.S. Government Agency Obligations		32,930,069

U.S. Treasury Obligations 5.1%
U.S. Treasury Note
1.75%, 05/15/23	8,125 M	7,829,201
U.S. Treasury Note
2.875%, 05/15/43	7,188 M	6,606,225
Total U.S. Treasury Obligations		14,435,426
Total U.S. Government Obligations (Cost $47,697,770)		47,365,495

Corporate Bonds 9.3%
Basic Industry 1.8%
Allegheny Technologies, Inc.
5.95%, 01/15/21	665 M	731,697
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7%, 11/15/20(a)	390 M	400,725
Barrick Gold Corp.
4.1%, 05/01/23(a)	340 M	323,850
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	710 M	763,250
Cornerstone Chemical Co.
9.375%, 03/15/18(a)	335 M	355,100
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	455 M	461,256
Glencore Funding LLC
4.125%, 05/30/23(a)	650 M	636,448
Methanex Corp.
3.25%, 12/15/19	730 M	732,515
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	763,449
		5,168,290
Capital Goods 0.6%
Interface Security Systems Holdings Inc / Interface Security Systems LLC
9.25%, 01/15/18(a)	545 M	572,250
Smiths Group PLC
3.625%, 10/12/22(a)	1,095 M	1,061,101
		1,633,351
Consumer Cyclical 1.0%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	400 M	432,500
Chrysler Group LLC
8.25%, 06/15/21	665 M	754,775
Continental Rubber America Corp.
4.5%, 09/15/19(a)	340 M	354,450
Ford Motor Credit Co. LLC
5.875%, 08/02/21	645 M	735,908
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	470 M	493,643
		2,771,276
Consumer Non-Cyclical 0.5%
Pernod-Ricard SA
4.45%, 01/15/22(a)	980 M	1,047,541
Tervita Corp.
8%, 11/15/18(a)	395 M	409,566
		1,457,107
Energy 1.3%
Access Midstream Partners LP
4.875%, 05/15/23	405 M	401,962
Halcon Resources Corp.
8.875%, 05/15/21	465 M	475,463
Penn Virginia Corp.
8.5%, 05/01/20(a)	350 M	350,875
Penn Virginia Resource Partners LP
8.375%, 06/01/20	320 M	349,600
Rex Energy Corp.
8.875%, 12/01/20(a)	70 M	75,075
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	713,415
Transocean, Inc.
6.5%, 11/15/20	620 M	720,878
Weatherford Int’l. Ltd
5.125%, 09/15/20	670 M	723,953
		3,811,221
Financials 1.6%
Ally Financial, Inc.
5.5%, 02/15/17	390 M	419,046
Bank of America Corp.
5.7%, 01/24/22	555 M	638,380
Citigroup, Inc.
4.5%, 01/14/22	580 M	629,279
FirstMerit Corp.
4.35%, 02/04/23	1,005 M	1,040,667
Goldman Sachs Group, Inc.
5.75%, 01/24/22	555 M	636,435
JPMorgan Chase & Co.
4.5%, 01/24/22	580 M	629,867
People’s United Financial, Inc.
3.65%, 12/06/22	430 M	426,759
		4,420,433
Insurance 0.6%
American Int’l. Group, Inc.
5.6%, 10/18/16	930 M	1,053,215
Infinity Property & Casualty Corp.
5%, 09/19/22	700 M	731,968
		1,785,183
Media 0.3%
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	736,620

Real Estate 0.6%
Health Care Reality, Inc.
4.95%, 01/15/21	750 M	829,210
Realty Income Corp.
2%, 01/31/18	975 M	973,205
		1,802,415
Technology 0.3%
Cricket Communications, Inc.
7.75%, 10/15/20	360 M	360,900
Tech Data Corp.
3.75%, 09/21/17	465 M	481,579
		842,479
Telecommunications 0.3%
Ericsson LM
4.125%, 05/15/22	940 M	964,778

Transportation 0.4%
Penske Truck Leasing Co. Lp
2.5%, 03/15/16(a)	950 M	977,523

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Watco Cos LLC
6.375%, 04/01/23(a)	250 M	$264,375
		1,241,898
Total Corporate Bonds (Cost $26,509,296)		26,635,051

	Shares
Domestic Common Stocks 64.0%
Consumer Discretionary 6.7%
Comcast Corp.	60,000	2,328,000
Gap, Inc.	34,000	1,378,700
McDonald’s Corp.	17,500	1,689,975
Nike, Inc.	20,000	1,233,200
Nordstrom, Inc.	25,000	1,470,500
Omnicom Group, Inc.	45,000	2,795,850
Staples, Inc.	35,000	525,000
Time Warner Cable, Inc.	20,000	1,910,200
Time Warner, Inc.	65,000	3,794,050
TJX Cos., Inc.	40,000	2,024,400
		19,149,875
Consumer Staples 6.7%
Altria Group, Inc.	30,000	1,083,000
CVS Caremark Corp.	20,000	1,151,600
Kellogg Co.	33,420	2,073,711
Kraft Foods Group, Inc.	10,000	551,300
Mondelez Int’l. Inc	30,000	883,800
PepsiCo, Inc.	50,000	4,038,500
Philip Morris Int’l., Inc.	25,000	2,272,750
Procter & Gamble Co.	50,000	3,838,000
Unilever NV*	25,000	1,019,500
Wal-Mart Stores, Inc.	30,000	2,245,200
		19,157,361
Energy 7.8%
Apache Corp.	10,800	887,004
Chevron Corp.	30,000	3,682,500
EOG Resources, Inc.	22,500	2,904,750
ExxonMobil Corp.	60,000	5,428,200
Marathon Oil Corp.	40,000	1,375,600
Marathon Petroleum Corp.	20,000	1,650,000
Noble Energy, Inc.	40,000	2,306,000
Schlumberger Ltd.	35,000	2,556,050
Transocean Ltd.	12,500	627,875
Weatherford Int’l. Ltd.*	55,500	748,695
		22,166,674
Financials 10.2%
ACE Ltd.	20,000	1,793,600
American Express Co.	46,200	3,497,802
Bank of America Corp.	75,000	1,024,500
Bank of New York Mellon Corp.	45,000	1,352,700
Chubb Corp.	20,000	1,742,000
CME Group, Inc.	15,000	1,018,950
Goldman Sachs Group, Inc.	11,000	1,782,880
JPMorgan Chase & Co.	43,670	2,383,945
McGraw Hill Financial, Inc.	35,000	1,909,250
MetLife, Inc.	30,000	1,326,300
Morgan Stanley	30,000	777,000
PNC Financial Services Group, Inc.	12,500	895,500
The Travelers Cos., Inc.	40,000	3,348,800
Toronto-Dominion Bank	25,000	2,021,250
US Bancorp	60,000	2,103,600
Wells Fargo &Co.	50,000	2,027,500
		29,005,577
Health Care 8.7%
Amgen, Inc.	20,000	2,010,600
Becton Dickinson &Co.	15,000	1,479,300
Bristol-Myers Squibb Co.	60,000	2,760,600
Covidien PLC	20,000	1,272,000
Eli Lilly & Co.	25,000	1,329,000
Forest Laboratories, Inc.*	20,000	795,000
Gilead Sciences, Inc.*	30,000	1,634,400
Johnson & Johnson	40,000	3,367,200
Medtronic, Inc.	36,200	1,846,562
Merck & Co., Inc.	42,500	1,984,750
Pfizer, Inc.	90,000	2,450,700
Stryker Corp.	15,000	995,850
UnitedHealth Group, Inc.	20,000	1,252,600
Zimmer Holdings, Inc.	20,000	1,570,200
		24,748,762
Industrials 8.3%
ADT Corp.	19,894	807,497
Babcock & Wilcox Co.	25,000	742,000
Boeing Co.	30,000	2,970,600
Canadian National Railway Co.	22,500	2,278,575
Deere & Co.	20,000	1,742,200
General Dynamics Corp.	25,000	1,927,500
General Electric Co.	85,000	1,982,200
Honeywell Int’l., Inc.	45,000	3,530,700
Northrop Grumman Corp.	20,800	1,713,712
Tyco Int’l. Ltd.	35,000	1,183,350
United Technologies Corp.	35,000	3,321,500
Verisk Analytics, Inc.*	25,000	1,470,500
		23,670,334
Information Technology 11.7%
Accenture PLC	30,000	2,463,300
Activision Blizzard, Inc.	79,600	1,148,628
Broadcom Corp.	35,000	1,256,850
Check Point Software Technologies Ltd.*	34,000	1,702,720
Cisco Systems, Inc.	90,000	2,167,200
Dell, Inc.	110,000	1,468,500
EMC Corp.	100,000	2,476,000
Intel Corp.	60,000	1,456,800
Int’l. Business Machines Corp.	21,437	4,459,325
KLA-Tencor Corp.	25,000	1,407,250
Microsoft Corp.	112,410	3,920,861
NetApp, Inc.	40,000	1,501,200
Riverbed Technology, Inc.*	125,000	1,932,500
Seagate Technology PLC	20,000	861,600
Synopsys, Inc.*	25,000	911,250
Texas Instruments, Inc.	60,000	2,153,400
Visa, Inc.	7,500	1,336,050
Western Union Co.	45,000	737,100
		33,360,534
Materials 2.0%
EI Du Pont de Nemours & Co.	40,000	2,231,600
Freeport-McMoRan Copper & Gold, Inc.	60,000	1,863,000
Praxair, Inc.	15,000	1,714,950
		5,809,550
Telecommunication Services 1.4%
AT&T, Inc.	30,000	1,049,700
Rogers Communications, Inc.	25,000	1,132,750
Verizon Communications, Inc.	40,000	1,939,200
		4,121,650
Utilities 0.5%
Entergy Corp.	20,000	1,377,600
Total Domestic Common Stocks (Cost $100,685,276)		182,567,917

Domestic Exchange Traded Funds 0.7%
Financials 0.7%
SPDR KBW Regional Banking (Cost $1,376,516)*	65,000	2,133,300

Foreign Stocks & ADR’s 2.5%
Australia 0.5%
BHP Billiton Ltd. ADR	20,000	1,306,400

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Germany 0.8%
SAP AG ADR	30,000	$2,203,200

Mexico 0.3%
America Movil SA de CV ADR	50,000	995,500

Netherlands 0.7%
ASML Holding NV ADR	25,000	2,031,750

Switzerland 0.2%
Novartis AG ADR	10,000	717,600
Total Foreign Stocks & ADR’s (Cost $5,239,192)		7,254,450

Institutional Money Market Funds 4.8%
State Street Institutional US Government Money Market Fund (Cost $13,666,482)	13,666,482	13,666,482

	Principal
	Amount
	(M=$1,000)
Corporate Short-term Notes 1.8%
General Electric Capital Corp.
0.03%, 06/07/13 (Cost $4,999,975)	5,000 M	4,999,975

Total Investments 99.7% (Cost $200,174,507)†		284,622,670

Other Assets in Excess of Liabilities 0.3%		790,565

Net Assets 100.0%		$285,413,235

*	Non-income producing.

†

Cost for federal income tax purposes is $200,174,507. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $84,448,163 of which $87,480,742 related to appreciated securities and $3,032,579 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the market value of rule 144A securities amounted to $8,053,385 or 2.82% of net assets.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	30.0%
Consumer Discretionary	16.8%
Health Care	13.8%
Industrials	13.7%
Consumer Staples	9.6%
Energy	6.6%
Financials	5.3%
Materials	2.4%

Top 10 Holdings**

Description	Percent of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.4%
Int’l. Business Machines Corp.	3.1%
Visa, Inc.	2.6%
Express Scripts Holding Co.	2.5%
Oracle Corp.	2.4%
Target Corp.	2.3%
Home Depot, Inc.	2.2%
Walgreen Co.	2.2%
Qualcomm, Inc.	2.2%
Total of Net Assets	26.8%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 95.2%
Consumer Discretionary 16.8%
Bed Bath & Beyond, Inc.*	16,310	$1,113,157
CBS Corp.	30,540	1,511,730
Chipotle Mexican Grill, Inc.*	3,190	1,151,590
Coach, Inc.	21,460	1,250,260
Gap, Inc.	26,900	1,090,795
Home Depot, Inc.	30,610	2,407,783
Michael Kors Holdings Ltd.*	24,560	1,542,859
Starbucks Corp.	24,420	1,540,169
Target Corp.	35,370	2,458,215
Tiffany & Co.	15,440	1,200,923
VF Corp.	10,560	1,941,562
Yum! Brands, Inc.	16,090	1,090,098
		18,299,141
Consumer Staples 9.6%
Coca-Cola Co.	35,680	1,426,843
Colgate-Palmolive Co.	26,360	1,524,662
Estee Lauder Cos, Inc.	16,810	1,139,382
Kraft Foods Group, Inc.	18,613	1,026,135
Mondelez Int’l. Inc	55,660	1,639,743
Walgreen Co.	50,110	2,393,254
Whole Foods Market, Inc.	24,100	1,249,826
		10,399,845
Energy 6.6%
Anadarko Petroleum Corp.	12,800	1,119,616
Cameron Int’l. Corp.*	16,380	997,051
EQT Corp.	20,460	1,634,345
FMC Technologies, Inc.*	19,740	1,098,728
National Oilwell Varco, Inc.	7,150	502,645
Schlumberger Ltd.	25,030	1,827,941
		7,180,326
Financials 5.3%
BlackRock, Inc.	8,120	2,267,104
US Bancorp	47,290	1,657,987
Wells Fargo &Co.	46,420	1,882,331
		5,807,422
Health Care 11.5%
Bristol-Myers Squibb Co.	16,940	779,410
Celgene Corp.*	14,400	1,780,560
Covidien PLC	31,060	1,975,416
Express Scripts Holding Co.*	43,870	2,725,204
Gilead Sciences, Inc.*	34,280	1,867,574
Pfizer, Inc.	52,560	1,431,209
Stryker Corp.	29,930	1,987,053
		12,546,426
Industrials 13.7%
B/E Aerospace, Inc.*	26,160	1,659,590
Eaton Corp PLC	16,990	1,122,359
General Electric Co.	76,530	1,784,680
Illinois Tool Works, Inc.	20,920	1,467,120
Jacobs Engineering Group, Inc.*	30,790	1,755,338
Joy Global, Inc.	16,810	909,085
Precision Castparts Corp.	10,410	2,226,907
Union Pacific Corp.	14,160	2,189,419
United Parcel Service, Inc.	20,960	1,800,464
		14,914,962
Information Technology 29.3%
Apple, Inc.	9,450	4,249,476
Broadcom Corp.	31,690	1,137,988
Citrix Systems, Inc.*	14,980	963,963
Cognizant Technology Solutions Corp.*	17,370	1,122,970
eBay, Inc.*	25,020	1,353,582
EMC Corp.	78,330	1,939,451
F5 Networks, Inc.*	11,610	966,068
Intel Corp.	73,350	1,780,938
Int’l. Business Machines Corp.	16,030	3,334,560
Microsoft Corp.	107,210	3,739,485
NetApp, Inc.	31,160	1,169,435
Oracle Corp.	76,750	2,591,080
Qualcomm, Inc.	37,670	2,391,292
Riverbed Technology, Inc.*	63,800	986,348
TE Connectivity Ltd.	27,810	1,234,486

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Visa, Inc.	15,980	$2,846,677
		31,807,799
Materials 2.4%
Monsanto Co.	10,040	1,010,426
Praxair, Inc.	14,340	1,639,492
		2,649,918
Total Domestic Common Stocks (Cost $73,439,675)		103,605,839

Foreign Stocks & ADR’s 3.0%
France 0.5%
Sanofi-Aventis ADR	10,790	572,841

Germany 0.7%
SAP AG ADR	9,880	725,587

Switzerland 1.0%
Roche Holding AG ADR	18,370	1,143,992

United Kingdom 0.8%
Shire Ltd. ADR	8,360	823,209
Total Foreign Stocks & ADR’s (Cost $2,581,110)		3,265,629

Institutional Money Market Funds 1.8%
State Street Institutional US Government Money Market Fund (Cost $1,938,811)	1,938,811	1,938,811
Total Investments 100.0% (Cost $77,959,596)†		108,810,279

Excess of Liabilities Over Other Assets 0.0%+		(45,883)

Net Assets 100.0%		$108,764,396

*	Non-income producing.

†

Cost for federal income tax purposes is $77,959,596. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $30,850,683 of which $31,300,672 related to appreciated securities and $449,989 related to depreciated securities.

+	Represents less than 0.05% of net assets.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.5%
Financials	16.9%
Health Care	14.1%
Industrials	11.6%
Consumer Discretionary	11.5%
Energy	10.3%
Consumer Staples	8.2%
Materials	3.1%
Telecommunication Services	2.4%
Utilities	0.5%

Top 10 Holdings**

Description	Percent of Net Assets
ExxonMobil Corp.	1.9%
Microsoft Corp.	1.8%
Johnson & Johnson	1.8%
United Technologies Corp.	1.7%
Time Warner, Inc.	1.6%
Procter & Gamble Co.	1.5%
Chevron Corp.	1.5%
Honeywell Int’l., Inc.	1.5%
Int’l. Business Machines Corp.	1.5%
Schlumberger Ltd.	1.5%
Total of Net Assets	16.3%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 92.9%
Consumer Discretionary 11.5%
Bed Bath & Beyond, Inc.*	225,000	$15,356,250
Comcast Corp.	512,500	19,885,000
Darden Restaurants, Inc.	275,000	14,245,000
Gap, Inc.	375,000	15,206,250
Lear Corp.	300,000	17,994,000
McDonald’s Corp.	200,000	19,314,000
Nike, Inc.	150,000	9,249,000
Nordstrom, Inc.	375,000	22,057,500
Omnicom Group, Inc.	350,000	21,745,500
Staples, Inc.	825,000	12,375,000
Time Warner Cable, Inc.	190,000	18,146,900
Time Warner, Inc.	625,000	36,481,250
TJX Cos., Inc.	300,000	15,183,000
TRW Automotive Holdings Corp.*	350,000	22,172,500
		259,411,150
Consumer Staples 8.2%
Altria Group, Inc.	175,000	6,317,500
CVS Caremark Corp.	375,000	21,592,500
Kellogg Co.	350,000	21,717,500
Kraft Foods Group, Inc.	175,000	9,647,750
Mondelez Int’l. Inc	225,000	6,628,500
PepsiCo, Inc.	375,000	30,288,750
Philip Morris Int’l., Inc.	225,000	20,454,750
Procter & Gamble Co.	450,000	34,542,000
Unilever NV*	325,000	13,253,500
Wal-Mart Stores, Inc.	275,000	20,581,000
		185,023,750
Energy 10.3%
Apache Corp.	190,800	15,670,404
Chevron Corp.	275,000	33,756,250
EOG Resources, Inc.	115,000	14,846,500
ExxonMobil Corp.	480,000	43,425,600
Marathon Oil Corp.	650,000	22,353,500
Marathon Petroleum Corp.	200,000	16,500,000
Noble Energy, Inc.	550,000	31,707,500
Schlumberger Ltd.	450,000	32,863,500
Transocean Ltd.	225,000	11,301,750
Weatherford Int’l. Ltd.*	709,000	9,564,410
		231,989,414
Financials 16.3%
ACE Ltd.	250,000	22,420,000
American Express Co.	325,000	24,605,750
Bank of America Corp.	1,850,000	25,271,000
Bank of New York Mellon Corp.	550,000	16,533,000
Chubb Corp.	225,000	19,597,500
CME Group, Inc.	225,000	15,284,250
Goldman Sachs Group, Inc.	165,000	26,743,200
JPMorgan Chase & Co.	600,000	32,754,000
McGraw Hill Financial, Inc.	345,000	18,819,750
MetLife, Inc.	617,100	27,281,991
Morgan Stanley	825,000	21,367,500
PNC Financial Services Group, Inc.	300,000	21,492,000
The Travelers Cos., Inc.	289,235	24,214,754
Toronto-Dominion Bank	185,000	14,957,250
US Bancorp	800,000	28,048,000
Wells Fargo & Co.	700,000	28,385,000
		367,774,945
Health Care 13.2%
Amgen, Inc.	200,000	20,106,000
Becton Dickinson & Co.	200,000	19,724,000
Bristol-Myers Squibb Co.	375,000	17,253,750
Covidien PLC	300,000	19,080,000
Eli Lilly & Co.	350,000	18,606,000
Forest Laboratories, Inc.*	200,000	7,950,000

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Gilead Sciences, Inc.*	300,000	$16,344,000
Johnson & Johnson	475,000	39,985,500
Medtronic, Inc.	450,000	22,954,500
Merck & Co., Inc.	450,000	21,015,000
Pfizer, Inc.	1,000,000	27,230,000
Stryker Corp.	375,000	24,896,250
UnitedHealth Group, Inc.	420,100	26,310,863
Zimmer Holdings, Inc.	197,000	15,466,470
		296,922,333
Industrials 11.6%
ADT Corp.	215,957	8,765,695
Babcock & Wilcox Co.	350,000	10,388,000
Boeing Co.	325,000	32,181,500
Canadian National Railway Co.	200,000	20,254,000
Deere & Co.	175,000	15,244,250
General Dynamics Corp.	200,000	15,420,000
General Electric Co.	1,100,000	25,652,000
Honeywell Int’l., Inc.	425,000	33,345,500
Northrop Grumman Corp.	161,800	13,330,702
Tyco Int’l. Ltd.	425,000	14,369,250
Union Pacific Corp.	85,000	13,142,700
United Technologies Corp.	400,000	37,960,000
Verisk Analytics, Inc.*	350,000	20,587,000
		260,640,597
Information Technology 17.0%
Accenture PLC	275,000	22,580,250
Activision Blizzard, Inc.	638,200	9,209,226
Altera Corp.	425,000	14,105,750
Broadcom Corp.	280,000	10,054,800
Check Point Software Technologies Ltd.*	400,000	20,032,000
Cisco Systems, Inc.	1,100,000	26,488,000
Dell, Inc.	1,200,000	16,020,000
EMC Corp.	700,000	17,332,000
Intel Corp.	500,000	12,140,000
Int’l. Business Machines Corp.	159,800	33,241,596
KLA-Tencor Corp.	249,945	14,069,404
Microsoft Corp.	1,150,000	40,112,000
NetApp, Inc.	575,000	21,579,750
Oracle Corp.	550,000	18,568,000
Riverbed Technology, Inc.*	1,050,000	16,233,000
Seagate Technology PLC	364,200	15,689,736
Synopsys, Inc.*	550,000	20,047,500
Texas Instruments, Inc.	750,000	26,917,500
Visa, Inc.	75,000	13,360,500
Western Union Co.	928,400	15,207,192
		382,988,204
Materials 2.4%
EI Du Pont de Nemours &Co.	400,000	22,316,000
Freeport-McMoRan Copper & Gold, Inc.	600,000	18,630,000
Praxair, Inc.	125,000	14,291,250
		55,237,250
Telecommunication Services 1.9%
AT&T, Inc.	250,000	8,747,500
Rogers Communications, Inc.	350,000	15,858,500
Verizon Communications, Inc.	400,000	19,392,000
		43,998,000
Utilities 0.5%
Entergy Corp.	150,000	10,332,000
Total Domestic Common Stocks (Cost $1,273,940,028)		2,094,317,643

Domestic Exchange Traded Funds 0.6%
Financials 0.6%
SPDR KBW Regional Banking (Cost $9,533,363)	450,000	14,769,000

Foreign Stocks & ADR’s 3.6%
Australia 0.7%
BHP Billiton Ltd. ADR	225,000	14,697,000

Germany 0.8%
SAP AG ADR	238,800	17,537,472

Mexico 0.5%
America Movil SA de CV ADR	600,000	11,946,000

Netherlands 0.7%
ASML Holding NV ADR	200,000	16,254,000

Switzerland 0.9%
Novartis AG ADR	275,000	19,734,000
Total Foreign Stocks & ADR’s (Cost $61,183,282)		80,168,472

Institutional Money Market Funds 0.7%
State Street Institutional US Government Money Market Fund (Cost $16,180,613)	16,180,613	16,180,613

	Principal
	Amount
	(M=$1,000)
Corporate Short-term Notes 0.9%
Chevron Corp.
0.05%, 06/17/13	10,000 M	9,999,778
Toyota Motor Credit Corp.
0.081%, 06/04/13	10,000 M	9,999,933
Total Corporate Short-term Notes (Cost $19,999,711)		19,999,711

U.S. Government Obligations 1.2%
Federal Home Loan Mortgage Corporation 1.2%
Agency Discount Notes:
0.025%, 06/10/13	11,765 M	11,764,927
0.03%, 06/17/13	15,000 M	14,999,800
Total U.S. Government Obligations (Cost $26,764,727)		26,764,727

Total Investments 99.9% (Cost $1,407,601,724)†		2,252,200,166

Other Assets in Excess of Liabilities 0.1%		2,706,505

Net Assets 100.0%		$2,254,906,671

*                 Non-income producing.

†                 Cost for federal income tax purposes is $1,407,601,724. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $844,598,442 of which $856,257,680 related to appreciated securities and $11,659,238 related to depreciated securities.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

Fund Profile

at May 31, 2013

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	35.2%
Corporate Bonds	26.5%
U.S. Government Obligations	20.7%
Foreign Stocks & ADR’s	4.9%
Cash and Other	12.7%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Int’l. Business Machines Corp.	0.7%
ExxonMobil Corp.	0.7%
Procter & Gamble Co.	0.7%
Johnson & Johnson	0.7%
United Technologies Corp.	0.6%
Microsoft Corp.	0.6%
JPMorgan Chase & Co.	0.6%
General Electric Co.	0.6%
Boeing Co.	0.6%
PepsiCo, Inc.	0.5%
Total of Net Assets	6.3%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
U.S. Treasury Note	1.75%	05/15/23	3.9%
U.S. Treasury Note	2.875%	05/15/43	3.8%
GNMA II 005139	4.00%	08/20/41	3.4%
FNMA AB9154	2.50%	04/01/28	2.8%
FNMA AE0218	4.50%	08/01/40	1.7%
FHLMC J23045	2.50%	04/01/28	1.3%
FNMA AB5666	3.50%	07/01/42	0.9%
FNR 10-155 PC	4.00%	02/25/40	0.8%
Ericsson LM	4.125%	05/15/22	0.8%
Realty Income Corp.	2.00%	01/31/18	0.8%
Total of Net Assets			20.2%

Average Effective Duration (for all Fixed Income Holdings) 7.0 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

Schedule of Investments

at May 31, 2013 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 20.7%
U.S. Government Agency Obligations 13.0%
Federal Home Loan Mortgage Corporation 2.3%
Mortgage-Backed Securities:
20-Year:
FHLMC J23045
2.5%, 04/01/28	3,467 M	$3,541,316
30-Year:
FGLMC A79255
5%, 11/01/37	747 M	799,633
FHLMC C03764
3.5%, 02/01/42	1,104 M	1,145,399
FHLMC Q11061
3.5%, 09/01/42	559 M	578,391
		2,523,423
Total Federal Home Loan Mortgage Corporation		6,064,739

Federal National Mortgage Association 6.9%
Collateralized Mortgage Obligations:
FNR 10-155 PC
4%, 02/25/40	2,000 M	2,175,192
Mortgage-Backed Securities:
15-Year:
FNMA AB4482
3%, 02/01/27	1,803 M	1,879,395
FNMA AB9154
2.5%, 04/01/28	6,957 M	7,106,950
		8,986,345
30-Year:
FNMA AE0218
4.5%, 08/01/40	4,074 M	4,361,804
FNMA AB5666
3.5%, 07/01/42	2,312 M	2,408,796
		6,770,600
Total Federal National Mortgage Association		17,932,137

Government National Mortgage Corporation 3.8%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.6023%, 04/16/54	14,507 M	847,090
Mortgage-Backed Securities:
30-Year:
GNMA II 005139
4%, 08/20/41	8,245 M	8,862,722
Total Government National Mortgage Corporation		9,709,812
Total U.S. Government Agency Obligations		33,706,688

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Treasury Obligations 7.7%
U.S. Treasury Note
1.75%, 05/15/23	10,625 M	$10,238,186
U.S. Treasury Note
2.875%, 05/15/43	10,625 M	9,765,045
Total U.S. Treasury Obligations		20,003,231
Total U.S. Government Obligations (Cost $54,121,255)		53,709,919

Corporate Bonds 26.5%
Basic Industry 5.3%
Allegheny Technologies, Inc.
5.95%, 01/15/21	1,375 M	1,512,907
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7%, 11/15/20(a)	890 M	914,475
Barrick Gold Corp.
4.1%, 05/01/23(a)	1,870 M	1,781,175
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	1,335 M	1,435,125
Cornerstone Chemical Co.
9.375%, 03/15/18(a)	940 M	996,400
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	970 M	983,337
Glencore Funding LLC
4.125%, 05/30/23(a)	1,650 M	1,615,598
Methanex Corp.
3.25%, 12/15/19	1,500 M	1,505,168
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,546,858
Weekley Homes LLC / Weekley Finance Corp.
6%, 02/01/23(a)	1,500 M	1,567,500
		13,858,543
Capital Goods 1.2%
Interface Security Systems Holdings Inc / Interface Security Systems LLC
9.25%, 01/15/18(a)	1,250 M	1,312,500
Smiths Group PLC
3.625%, 10/12/22(a)	1,940 M	1,879,941
		3,192,441
Consumer Cyclical 2.9%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	970 M	1,048,812
Chrysler Group LLC
8.25%, 06/15/21	1,405 M	1,594,675
Continental Rubber America Corp.
4.5%, 09/15/19(a)	980 M	1,021,650
Ford Motor Credit Co. LLC
5.875%, 08/02/21	1,340 M	1,528,864
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	970 M	1,018,794
MGM Resorts Int’l.
6.625%, 12/15/21	1,125 M	1,220,625
		7,433,420
Consumer Non-Cyclical 1.5%
Albea Beauty Holdings SA
8.375%, 11/01/19(a)	975 M	1,023,750
Pernod-Ricard SA
4.45%, 01/15/22(a)	1,780 M	1,902,678
Tervita Corp.
8%, 11/15/18(a)	895 M	928,003
		3,854,431
Energy 4.5%
Access Midstream Partners LP
4.875%, 05/15/23	920 M	913,100
FMC Technologies, Inc.
3.45%, 10/01/22	1,000 M	994,837
Halcon Resources Corp.
8.875%, 05/15/21	1,115 M	1,140,087
Magnum Hunter Resources Corp.
9.75%, 05/15/20(a)	990 M	1,029,600
NFR Energy Finance Corp.
9.75%, 02/15/17	970 M	1,011,225
Penn Virginia Corp.
8.5%, 05/01/20(a)	1,000 M	1,002,500
Penn Virginia Resource Partners LP
8.375%, 06/01/20	913 M	996,906
Rex Energy Corp.
8.875%, 12/01/20(a)	70 M	75,075
Rowan Cos, Inc.
4.875%, 06/01/22	1,400 M	1,501,926
Transocean, Inc.
6.5%, 11/15/20	1,310 M	1,523,145
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,420 M	1,534,348
		11,722,749
Financials 4.0%
Ally Financial, Inc.
5.5%, 02/15/17	935 M	1,004,637
Bank of America Corp.
5.7%, 01/24/22	1,375 M	1,581,573
Citigroup, Inc.
4.5%, 01/14/22	1,430 M	1,551,498
FirstMerit Corp.
4.35%, 02/04/23	1,830 M	1,894,947
Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,385 M	1,588,220
JPMorgan Chase & Co.
4.5%, 01/24/22	1,430 M	1,552,947
People’s United Financial, Inc.
3.65%, 12/06/22	1,295 M	1,285,238
		10,459,060
Insurance 1.7%
American Int’l. Group, Inc.
5.6%, 10/18/16	1,695 M	1,919,569
Infinity Property & Casualty Corp.
5%, 09/19/22	1,430 M	1,495,307
XL Group PLC
6.5%, 12/31/49(b)(c)	1,125 M	1,133,437
		4,548,313
Media 1.4%
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.375%, 09/15/20(a)	1,875 M	1,968,750
DIRECTV Holdings LLC
3.8%, 03/15/22	1,530 M	1,554,521
		3,523,271
Real Estate 0.8%
Realty Income Corp.
2%, 01/31/18	2,030 M	2,026,263

Technology 1.3%
Cricket Communications, Inc.
7.75%, 10/15/20	1,015 M	1,017,538
First Data Corp.
11.25%, 03/31/16	1,290 M	1,302,900
Tech Data Corp.
3.75%, 09/21/17	985 M	1,020,119
		3,340,557
Telecommunications 0.8%
Ericsson LM
4.125%, 05/15/22	1,975 M	2,027,061

Transportation 1.1%
Penske Truck Leasing Co. Lp
2.5%, 03/15/16(a)	1,965 M	2,021,930
Watco Cos LLC
6.375%, 04/01/23(a)	750 M	793,125
		2,815,055
Total Corporate Bonds (Cost $68,410,864)		68,801,164

	Shares
Domestic Common Stocks 35.2%
Consumer Discretionary 3.5%
Comcast Corp.	22,500	873,000
Darden Restaurants, Inc.	17,500	906,500
Gap, Inc.	22,500	912,375
McDonald’s Corp.	9,000	869,130
Nordstrom, Inc.	17,500	1,029,350
Omnicom Group, Inc.	15,000	931,950
Staples, Inc.	40,000	600,000
Time Warner Cable, Inc.	7,500	716,325
Time Warner, Inc.	20,000	1,167,400
TRW Automotive Holdings Corp.*	17,500	1,108,625
		9,114,655
Consumer Staples 3.3%
Altria Group, Inc.	20,000	722,000
CVS Caremark Corp.	20,000	1,151,600
Kellogg Co.	17,500	1,085,875
Kraft Foods Group, Inc.	10,000	551,300
PepsiCo, Inc.	17,500	1,413,475
Philip Morris Int’l., Inc.	10,000	909,100

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Procter & Gamble Co.	22,000	$1,688,720
Wal-Mart Stores, Inc.	12,500	935,500
		8,457,570
Energy 3.7%
Apache Corp.	10,000	821,300
Chevron Corp.	10,000	1,227,500
EOG Resources, Inc.	5,000	645,500
ExxonMobil Corp.	20,000	1,809,400
Marathon Oil Corp.	30,000	1,031,700
Marathon Petroleum Corp.	10,000	825,000
Noble Energy, Inc.	20,000	1,153,000
Schlumberger Ltd.	17,500	1,278,025
Transocean Ltd.	12,500	627,875
Weatherford Int’l. Ltd.*	19,800	267,102
		9,686,402
Financials 5.6%
ACE Ltd.	10,000	896,800
American Express Co.	12,500	946,375
Bank of New York Mellon Corp.	30,000	901,800
Chubb Corp.	10,000	871,000
CME Group, Inc.	9,500	645,335
Goldman Sachs Group, Inc.	7,500	1,215,600
JPMorgan Chase & Co.	28,000	1,528,520
McGraw Hill Financial, Inc.	15,000	818,250
MetLife, Inc.	25,000	1,105,250
Morgan Stanley	35,000	906,500
PNC Financial Services Group, Inc.	12,500	895,500
The Travelers Cos., Inc.	10,000	837,200
Toronto-Dominion Bank	7,500	606,375
US Bancorp	35,000	1,227,100
Wells Fargo & Co.	30,000	1,216,500
		14,618,105
Health Care 5.0%
Amgen, Inc.	6,500	653,445
Becton Dickinson & Co.	10,000	986,200
Bristol-Myers Squibb Co.	20,000	920,200
Covidien PLC	15,000	954,000
Eli Lilly & Co.	15,000	797,400
Gilead Sciences, Inc.*	15,000	817,200
Johnson & Johnson	20,000	1,683,600
Medtronic, Inc.	20,000	1,020,200
Merck & Co., Inc.	25,000	1,167,500
Pfizer, Inc.	45,000	1,225,350
Stryker Corp.	17,500	1,161,825
UnitedHealth Group, Inc.	17,500	1,096,025
Zimmer Holdings, Inc.	7,500	588,825
		13,071,770
Industrials 5.0%
ADT Corp.	8,750	355,162
Babcock & Wilcox Co.	15,000	445,200
Boeing Co.	15,000	1,485,300
Canadian National Railway Co.	7,500	759,525
Deere & Co.	12,500	1,088,875
General Dynamics Corp.	12,500	963,750
General Electric Co.	65,000	1,515,800
Honeywell Int’l., Inc.	17,500	1,373,050
Northrop Grumman Corp.	10,400	856,856
Ritchie Bros Auctioneers, Inc.	30,000	621,000
Tyco Int’l. Ltd.	17,500	591,675
Union Pacific Corp.	4,000	618,480
United Technologies Corp.	17,500	1,660,750
Verisk Analytics, Inc.*	10,000	588,200
		12,923,623
Information Technology 7.0%
Accenture PLC	12,500	1,026,375
Activision Blizzard, Inc.	50,000	721,500
Altera Corp.	15,000	497,850
Broadcom Corp.	15,000	538,650
Check Point Software Technologies Ltd.*	15,000	751,200
Cisco Systems, Inc.	50,000	1,204,000
EMC Corp.	35,000	866,600
Intel Corp.	40,000	971,200
Int’l. Business Machines Corp.	9,000	1,872,180
KLA-Tencor Corp.	12,500	703,625
Microchip Technology, Inc.	12,500	456,000
Microsoft Corp.	45,000	1,569,600
NetApp, Inc.	25,000	938,250
Oracle Corp.	22,500	759,600
Riverbed Technology, Inc.*	40,000	618,400
Seagate Technology PLC	20,000	861,600
Synopsys, Inc.*	32,500	1,184,625
Texas Instruments, Inc.	33,000	1,184,370
Visa,Inc.	2,500	445,350
Western Union Co.	55,000	900,900
		18,071,875
Materials 1.0%
EI Du Pont de Nemours & Co.	20,000	1,115,800
Freeport-McMoRan Copper & Gold, Inc.	25,000	776,250
Praxair, Inc.	5,000	571,650
		2,463,700
Telecommunication Services 0.9%
AT&T, Inc.	12,500	437,375
Rogers Communications, Inc.	20,000	906,200
Verizon Communications, Inc.	20,000	969,600
		2,313,175
Utilities 0.2%
Entergy Corp.	7,500	516,600
Total Domestic Common Stocks (Cost $68,660,965)		91,237,475

Foreign Stocks & ADR’s 4.9%
China 0.2%
Baidu, Inc. ADR*	6,000	579,840

France 0.5%
Edenred SA (d)	20,000	635,925
L’Oreal SA (d)	4,000	674,285
		1,310,210
Hong Kong 0.3%
Cheung Kong Holdings Ltd. (d)	35,000	492,910
Prince Frog Int’l. Holdings Ltd. (d)	340,000	234,907
		727,817
Japan 0.6%
FANUC Corp. (d)	3,000	441,794
Honda Motor Co Ltd. (d)	17,000	631,121
Nippon Television Holdings, Inc. (d)	37,000	563,061
		1,635,976
Netherlands 0.2%
ASML Holding NV ADR	6,160	500,623

Singapore 0.2%
Singapore Technologies Engineering Ltd. (d)	150,000	484,371

South Africa 0.3%
MTN Group Ltd. (d)	40,000	724,105

South Korea 0.2%
Samsung Electronics Co Ltd. (d)	300	404,208

Spain 0.2%
Red Electrica Corp SA (d)	12,000	638,038

Switzerland 1.4%
Adecco SA (d)	10,000	557,273
Nestle SA (d)	8,000	529,957
Novartis AG ADR	12,000	861,120
Roche Holding AG (d)	3,000	743,809

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Swatch Group AG (d)	1,500	$854,910
		3,547,069
United Kingdom 0.8%
Alent PLC (d)	100,000	563,089
Informa PLC (d)	90,000	689,145
Tesco PLC (d)	80,000	442,991
WPP PLC (d)	23,000	391,553
		2,086,778
Total Foreign Stocks & ADR’s (Cost $10,659,152)		12,639,035

Institutional Money Market Funds 11.4%
State Street Institutional US Government Money Market Fund (Cost $29,656,954)	29,656,954	29,656,954
Total Investments 98.7% (Cost $231,509,190)†		256,044,547

Other Assets in Excess of Liabilities 1.3%		3,498,260

Net Assets 100.0%		$259,542,807

*	Non-income producing.

†

Cost for federal income tax purposes is $231,509,190. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $24,535,357 of which $27,011,639 related to appreciated securities and $2,476,282 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the market value of rule 144A securities amounted to $24,253,112 or 9.35% of net assets.

(b)	Step Up/Down.

(c)

XL Capital Ltd. is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Fair valued.

ADR	- American Depositary Receipt

At May 31, 2013, the following futures contracts were outstanding with $269,797 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 60 E-mini S&P 500 Futures	6/13	$4,887,600	$92,483

Net payments of variation margin and/or brokerage fees			(18,683)

Variation margin receivable on open futures contracts			$73,800

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Bond Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top 10 Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
Gwinnett County School District, GA GO	5.00%	02/01/24	11.3%
Columbia County, GA GO	5.00%	04/01/17	8.6%
County of Forsyth, GA GO	5.00%	03/01/22	7.4%
Houston County Hospital Auth. REV	5.25%	10/01/16	7.3%
Municipal Electric Auth. of Georgia REV	5.25%	01/01/19	7.1%
Georgia State Road & Tollway Auth. REV	5.00%	06/01/18	7.0%
Paulding County School District, GA REV	5.00%	02/01/21	6.9%
Paulding County, GA GO	5.00%	02/01/21	6.7%
County of Gilmer, GA GO	5.00%	04/01/20	6.6%
City of Columbus, GA REV	5.00%	05/01/20	5.3%
Total of Net Assets			74.2%

Average Effective Duration (for all Fixed Income Holdings) 5.8 years**

* “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

Schedule of Investments

at May 31, 2013 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Municipal Bonds 93.8%
Georgia 93.8%
Albany-Dougherty County Hospital Auth. REV
5%, 12/01/25	500 M	$576,245
City of Columbus, GA REV
5%, 05/01/20	750 M	888,030
Cobb County Kennestone Hospital Auth. REV
5.25%, 04/01/20	500 M	601,720
5.25%, 04/01/21	500 M	588,475
Columbia County, GA GO
5%, 04/01/17	1,250 M	1,448,250
Commerce School District, GA GO
5%, 08/01/21	250 M	302,570
County of Forsyth, GA GO
5%, 03/01/22	1,045 M	1,242,839
County of Gilmer, GA GO
5%, 04/01/20	1,000 M	1,111,790
Georgia State Road & Tollway Auth. REV
5%, 06/01/18	1,000 M	1,185,080
Gwinnett County School District, GA GO
5%, 02/01/24	1,500 M	1,903,500
Houston County Hospital Auth. REV
5.25%, 10/01/16	1,100 M	1,224,839
Madison County School District, GA GO
5%, 02/01/24	345 M	414,124
Marietta Development Authority, GA REV
5%, 06/15/23	500 M	585,100
Municipal Electric Auth. of Georgia REV
5.25%, 01/01/19	1,000 M	1,197,370
Paulding County School District, GA REV
5%, 02/01/21	1,000 M	1,156,310
Paulding County, GA GO
5%, 02/01/21	1,000 M	1,131,660
Winder-Barrow Industrial Building Auth. REV
4%, 12/01/21	215 M	240,226
Total Municipal Bonds (Cost $14,448,945)		15,798,128

	Shares
Institutional Money Market Funds 8.8%
BlackRock Liquidity Funds MuniFund Portfolio	600,000	600,000
State Street Institutional US Government Money Market Fund	886,200	886,200
(Cost $1,486,200)	1,486,200	1,486,200
Total Investments 102.6% (Cost $15,935,145)†		17,284,328

Excess of Liabilities Over Other Assets (2.6)%		(433,807)

Net Assets 100.0%		$16,850,521

†                 Cost for federal income tax purposes is $15,935,145. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $1,349,183 of which $1,389,792 related to appreciated securities and $40,609 related to depreciated securities.

GO  - General Obligation

REV- Revenue

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at May 31, 2013

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	3.6%
1 yr. to 2.99 yrs.	2.2%
3 yrs. to 3.99 yrs.	20.4%
4 yrs. to 5.99 yrs.	23.2%
6 yrs. to 7.99 yrs.	21.9%
8 yrs. and over	28.7%

Average Effective Duration (for all Fixed Income Holdings) 6.4 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AB5665	3.50%	07/01/42	5.6%
FHR 4020 PY	4.00%	02/15/42	5.2%
GNMA II 005139	4.00%	08/20/41	4.6%
FNR 10-155 PC	4.00%	02/25/40	4.5%
FNR 12-63 VB	4.00%	02/25/29	4.5%
FNMA AL2302	4.50%	08/01/41	4.3%
FHR 3946 QL	4.50%	05/15/41	3.8%
GNR 11-166 LB	4.00%	05/16/40	3.5%
FNMA AH0921	4.00%	12/01/40	3.4%
GNMA II 005115	4.50%	07/20/41	3.2%
Total of Net Assets			42.6%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at May 31, 2013 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 96.6%

U.S. Government Agency Obligations 96.6%

Federal Home Loan Mortgage Corporation 29.4%

Collateralized Mortgage Obligations:

FHR 3558 JC
4.5%, 08/15/24	14,617 M	$16,457,881
FHR 3793 AB
3.5%, 01/15/26	21,500 M	23,118,724
FHR 3804 PW
4.5%, 03/15/40	15,500 M	17,182,897
FHR 3829 PE
4.5%, 03/15/41	10,500 M	11,793,920
FHR 3946 QL
4.5%, 05/15/41	28,761 M	33,234,315
FHR 3899 PB
4.5%, 07/15/41	13,107 M	14,617,077
FHR 3986 ML
4.5%, 09/15/41	10,024 M	11,354,719
FHR 3928 MB
4.5%, 09/15/41	3,085 M	3,468,086
FHR 4020 PY
4%, 02/15/42	41,937 M	45,216,987
		176,444,606
Mortgage-Backed Securities:

20-Year:
FHLMC J23045
2.5%, 04/01/28	27,433 M	28,018,337

30-Year:
FHLMC 170141
11%, 09/01/15	110	112
FHLMC 170147
11%, 11/01/15	277	297
FHLMC 360017
11%, 11/01/17	117	129
FHLMC A64971
5.5%, 08/01/37	26 M	28,064
FHLMC Q01536
5%, 06/01/41	13,167 M	14,218,271
FHLMC Q04020
4%, 10/01/41	12,519 M	13,303,474
FHLMC C03764
3.5%, 02/01/42	22,085 M	22,907,982
		50,458,329
Total Federal Home Loan Mortgage Corporation		254,921,272

Federal National Mortgage Association 48.4%

Collateralized Mortgage Obligations:

FNR 11-36 DB
3%, 05/25/26	11,341 M	11,904,223
FNR 11-44 EB
3%, 05/25/26	17,500 M	18,322,850
FNR 12-63 VB
4%, 02/25/29	34,971 M	38,815,100
FNR 12-76 VE
4%, 03/25/29	17,573 M	19,447,900
FNR 10-47 JB
5%, 05/25/30	11,200 M	13,040,658
FNR 03-32 BZ
6%, 11/25/32	915 M	1,044,697
FNR 10-155 PC
4%, 02/25/40	36,000 M	39,153,456
FNR 10-98 PE
4.5%, 09/25/40	10,343 M	11,542,054
FNR 11-64 PC
4.5%, 07/25/41	10,613 M	11,928,975
FNR 12-43 PH
4.5%, 04/25/42	13,606 M	15,628,125
		180,828,038
Mortgage-Backed Securities:

15-Year:
FNMA AK6769
3.5%, 03/01/27	16,119 M	17,121,129

20-Year:
FNMA 252206
6%, 01/01/19	10 M	11,218

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 758564
6%, 09/01/24	293 M	$321,039
		332,257
25-Year:
FNMA 251808
10%, 04/01/18	12 M	12,014

30-Year:
FNMA 426830
8%, 11/01/24	22 M	23,188
FNMA 738887
5.5%, 10/01/33	439 M	480,553
FNMA 748895
6%, 12/01/33	252 M	280,996
FNMA 881279
5%, 11/01/36	1,635 M	1,782,319
FNMA 931533
4.5%, 07/01/39	4,320 M	4,635,961
FNMA 931535
5.5%, 07/01/39	3,109 M	3,391,278
FNMA AH0921
4%, 12/01/40	28,017 M	29,932,653
FNMA AL2302
4.5%, 08/01/41	34,107 M	37,155,997
FNMA AI7424
4.5%, 09/01/41	22,874 M	24,813,980
FNMA AB3637
4.5%, 10/01/41	16,585 M	18,021,243
FNMA AB5665
3.5%, 07/01/42	46,913 M	48,869,791
FNMA AB5666
3.5%, 07/01/42	26,370 M	27,469,711
FNMA AB7357
3%, 12/01/42	24,868 M	25,292,879
		222,150,549
Total Federal National Mortgage Association		420,443,987

Government National Mortgage Corporation 18.8%

Collateralized Mortgage Obligations:

GNR 11-166 LB
4%, 05/16/40	28,000 M	30,430,904
GNR 10-56 ML
5%, 05/20/40	12,804 M	14,825,169
GNR 10-64 JE
5%, 05/20/40	17,195 M	19,828,337
		65,084,410
Mortgage-Backed Securities:

20-Year:
GNMA 623177
6.5%, 08/15/23	34 M	38,893

30-Year:
GNMA 506805
6.5%, 06/15/29	122 M	137,390
GNMA II 005115
4.5%, 07/20/41	25,876 M	28,095,421
GNMA II 005139
4%, 08/20/41	37,424 M	40,229,052
GNMA II 005175
4.5%, 09/20/41	11,644 M	12,693,321
GNMA II MA1012
3.5%, 05/20/43	16,500 M	17,332,993
		98,488,177
Total Government National Mortgage Corporation		163,611,480
Total U.S. Government Obligations (Cost $845,600,509)		838,976,739

	Shares
Institutional Money Market Funds 8.1%
State Street Institutional US Government Money Market Fund (Cost $70,757,197)	70,757,197	70,757,197
Total Investments 104.7% (Cost $916,357,706)†		909,733,936

Excess of Liabilities Over Other Assets (4.7)%		(40,770,636)

Net Assets 100.0%		$868,963,300

†                 Cost for federal income tax purposes is $916,357,706. At May 31, 2013 unrealized depreciation for federal income tax purposes aggregated $6,623,770 of which $1,549,288 related to appreciated securities and $8,173,058 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	32.5%
Health Care	18.3%
Consumer Discretionary	14.4%
Industrials	12.3%
Financials	8.8%
Energy	5.4%
Consumer Staples	4.1%
Telecommunication Services	1.8%

Top 10 Holdings**

Description	Percent of Net Assets
Medtronic, Inc.	3.3%
US Bancorp	3.2%
CME Group, Inc.	3.1%
Canadian National Railway Co.	3.1%
TJX Cos., Inc.	3.0%
UnitedHealth Group, Inc.	2.9%
Schlumberger Ltd.	2.9%
ABB Ltd.	2.9%
Texas Instruments, Inc.	2.8%
TRW Automotive Holdings Corp.	2.8%
Total of Net Assets	30.0%

*“Top Sectors” includes Domestic Common Stock and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 90.3%
Consumer Discretionary 14.4%
Comcast Corp.	13,420	$520,696
McDonald’s Corp.	5,000	482,850
Nordstrom, Inc.	9,700	570,554
Omnicom Group, Inc.	11,270	700,205
TJX Cos., Inc.	16,000	809,760
TRW Automotive Holdings Corp.*	11,860	751,331
		3,835,396
Consumer Staples 4.1%
Costco Wholesale Corp.	4,960	543,963
PepsiCo, Inc.	6,750	545,198
		1,089,161
Energy 5.4%
Marathon Oil Corp.	19,430	668,197
Schlumberger Ltd.	10,560	771,197
		1,439,394
Financials 8.8%
CME Group, Inc.	12,270	833,501
The Travelers Cos., Inc.	8,000	669,760
US Bancorp	24,000	841,440
		2,344,701
Health Care 18.3%
Covidien PLC	11,750	747,300
Eli Lilly & Co.	9,380	498,641
Gilead Sciences, Inc.*	11,080	603,638
Henry Schein, Inc.*	7,240	697,140
Medtronic, Inc.	17,050	869,720
Stryker Corp.	10,000	663,900
UnitedHealth Group, Inc.	12,500	782,875
		4,863,214
Industrials 9.4%
Boeing Co.	6,130	606,993
Canadian National Railway Co.	8,060	816,236
Tyco Int’l. Ltd.	16,950	573,079
Verisk Analytics, Inc.*	8,590	505,264
		2,501,572
Information Technology 29.9%
Accenture PLC	9,050	743,096
Altera Corp.	17,000	564,230
Apple, Inc.	1,500	674,520
Check Point Software Technologies Ltd.*	15,000	751,200
Cisco Systems, Inc.	27,000	650,160
Int’l. Business Machines Corp.	2,930	609,499
KLA-Tencor Corp.	12,000	675,480
Microsoft Corp.	15,000	523,200
NetApp, Inc.	19,610	735,963
Riverbed Technology, Inc.*	47,000	726,620
Synopsys, Inc.*	14,910	543,469
Texas Instruments, Inc.	21,000	753,690
		7,951,127
Total Domestic Common Stocks
(Cost $22,373,367)		24,024,565

Foreign Stocks & ADR’s 7.3%
Germany 2.6%
SAP AG ADR	9,400	690,336

Mexico 1.8%
America Movil SA de CV ADR	24,940	496,555

Switzerland 2.9%
ABB Ltd. ADR	35,040	763,522
Total Foreign Stocks & ADR’s (Cost $2,068,680)		1,950,413

Institutional Money Market Funds 2.6%
State Street Institutional US Government Money Market Fund (Cost $691,412)	691,412	691,412
Total Investments 100.2% (Cost $25,133,459)†		26,666,390

Excess of Liabilities Over Other Assets (0.2)%		(44,790)
Net Assets 100.0%		$26,621,600

*          Non-income producing.

†          Cost for federal income tax purposes is $25,133,459. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $1,532,931 of which $1,573,752 related to appreciated securities and $40,821 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Consumer Discretionary	21.0%
Financials	16.0%
Industrials	13.8%
Consumer Staples	10.0%
Information Technology	9.0%
Health Care	8.5%
Materials	8.3%
Telecommunication Services	5.7%
Energy	2.7%
Utilities	2.6%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	20.1%
Switzerland	14.2%
France	12.8%
Japan	9.6%
Germany	7.8%
Hong Kong	5.4%
Brazil	2.8%
Spain	2.6%
United States	2.4%
Israel	2.4%

Top 10 Holdings**

Description	Percent of Net Assets
Renault SA	3.4%
Roche Holding AG	2.9%
Adecco SA	2.9%
Alent PLC	2.8%
Cheung Kong Holdings Ltd.	2.7%
WPP PLC	2.6%
Red Electrica Corp SA	2.6%
Christian Dior SA	2.5%
Check Point Software Technologies Ltd.	2.4%
Panalpina Welttransport Holding AG	2.4%
Total of Net Assets	27.2%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 4.3%
Industrials 1.9%
Ritchie Bros Auctioneers, Inc.	130,000	$2,691,000

Information Technology 2.4%
Check Point Software Technologies Ltd.*	70,000	3,505,600
Total Domestic Common Stocks (Cost $5,773,710)		6,196,600

Foreign Stocks & ADR’s 93.3%
Australia 1.4%
BHP Billiton Ltd.	60,000	1,958,799

Brazil 2.8%
BM&F Bovespa SA (a)	300,000	1,967,971
Itau Unibanco Holding SA ADR	132,000	1,985,280
		3,953,251
China 2.4%
Baidu, Inc. ADR*	21,000	2,029,440
Want Want China Holdings Ltd. (a)	1,000,000	1,470,700
		3,500,140
France 12.8%
Christian Dior SA (a)	20,000	3,658,934
Edenred SA (a)	80,000	2,543,700
L’Oreal SA (a)	15,000	2,528,568
Renault SA (a)	63,000	4,862,357
Sanofi (a)	29,000	3,092,216
Total SA ADR	35,000	1,744,750
		18,430,525
Germany 7.8%
Allianz SE ADR	200,000	3,110,000
Fresenius SE & Co KGaA (a)	20,000	2,369,154
NORMA Group AG (a)	82,000	3,113,990
SAP AG (a)	35,000	2,619,326
		11,212,470
Hong Kong 5.4%
Cheung Kong Holdings Ltd. (a)	280,000	3,943,284
Hang Lung Properties Ltd. (a)	520,000	1,817,680
Prince Frog Int’l. Holdings Ltd. (a)	3,000,000	2,072,707
		7,833,671
India 2.2%
Shriram Transport Finance Co Ltd. (a)	220,000	3,148,787

Italy 2.2%
Buzzi Unicem SpA (a)	95,000	1,573,027
Buzzi Unicem SpA DI RISP *(a)	200,000	1,597,147
		3,170,174
Japan 9.6%
CyberAgent, Inc. (a)	1,200	2,337,007
FANUC Corp. (a)	13,000	1,914,442
Honda Motor Co Ltd. (a)	70,000	2,598,732
Mitsubishi Estate Co Ltd. (a)	70,000	1,724,588
Nippon Television Holdings, Inc. (a)	200,000	3,043,571
Nitori Holdings Co Ltd. (a)	28,000	2,203,316
		13,821,656

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Luxembourg 2.2%
RTL Group SA (a)	40,000	$3,119,399

Netherlands 1.5%
ASML Holding NV ADR	26,950	2,190,226

Singapore 1.3%
Singapore Technologies Engineering Ltd. (a)	600,000	1,937,484

South Africa 1.8%
MTN Group Ltd. (a)	140,000	2,534,366

South Korea 1.9%
Samsung Electronics Co Ltd. (a)	2,000	2,694,720

Spain 2.6%
Red Electrica Corp SA (a)	70,000	3,721,888

Sweden 1.1%
Oriflame Cosmetics SA (a)	46,000	1,523,382

Switzerland 14.2%
Adecco SA (a)	74,000	4,123,824
Nestle SA (a)	45,000	2,981,006
Novartis AG (a)	39,000	2,793,648
Panalpina Welttransport Holding AG (a)	35,000	3,480,809
Roche Holding AG (a)	17,000	4,214,918
Swatch Group AG (a)	5,000	2,849,700
		20,443,905
United Kingdom 20.1%
Alent PLC (a)	720,000	4,054,243
Countrywide PLC *(a)	325,000	2,320,882
Diageo PLC (a)	100,000	2,953,987
HSBC Holdings PLC (a)	174,408	1,914,840
Hunting PLC (a)	161,000	2,103,298
Informa PLC (a)	420,000	3,216,010
Johnson Matthey PLC (a)	72,000	2,777,284
Standard Chartered PLC (a)	45,000	1,041,948
Tesco PLC (a)	420,000	2,325,701
Vodafone Group PLC (a)	850,000	2,463,393
WPP PLC (a)	220,000	3,745,289
		28,916,875
Total Foreign Stocks & ADR’s (Cost $107,762,968)		134,111,718

Institutional Money Market Funds 2.4%
State Street Institutional US Government Money Market Fund (Cost $3,485,099)	3,485,099	3,485,099
Total Investments 100.0% (Cost $117,021,777)†		143,793,417

Excess of Liabilities Over Other Assets 0.0%+		(44,430)

Net Assets 100.0%		$143,748,987

*	Non-income producing.

†

Cost for federal income tax purposes is $117,021,777. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $26,771,640 of which $28,937,268 related to appreciated securities and $2,165,628 related to depreciated securities.

(a)	Fair valued.

+	Represents less than 0.05% of net assets.

ADR      -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Industrials	20.7%
Information Technology	18.3%
Consumer Discretionary	17.4%
Financials	13.7%
Health Care	12.7%
Energy	5.9%
Materials	4.8%
Consumer Staples	3.4%
Utilities	1.3%
Telecommunication Services	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
Quanta Services, Inc.	2.0%
Informatica Corp.	1.6%
Riverbed Technology, Inc.	1.6%
Semtech Corp.	1.6%
Shire Ltd.	1.6%
Altera Corp.	1.5%
Microchip Technology, Inc.	1.5%
Open Text Corp.	1.5%
NICE Systems Ltd.	1.5%
Genesee & Wyoming, Inc.	1.5%
Total of Net Assets	15.9%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.2%
Consumer Discretionary 17.4%
Ascena Retail Group, Inc.*	101,820	$2,070,001
BorgWarner, Inc.*	27,310	2,214,022
Dana Holding Corp.	71,673	1,356,053
Darden Restaurants, Inc.	16,500	854,700
Dick’s Sporting Goods, Inc.	37,290	1,951,759
Dollar Tree, Inc.*	46,170	2,218,007
Hanesbrands, Inc.	34,690	1,729,643
Jarden Corp.*	37,995	1,769,807
John Wiley & Sons, Inc.	55,160	2,189,852
LKQ Corp.*	75,060	1,837,469
Morningstar, Inc.	14,530	999,373
Penn National Gaming, Inc.*	27,110	1,492,134
PVH Corp.	15,670	1,805,027
Texas Roadhouse, Inc.	60,250	1,424,912
Tractor Supply Co.	10,570	1,183,629
Wolverine World Wide, Inc.	17,590	920,837
		26,017,225
Consumer Staples 3.4%
Church & Dwight Co., Inc.	29,300	1,781,733
Energizer Holdings, Inc.	11,360	1,087,266
Flowers Foods, Inc.	38,300	1,278,071
Hain Celestial Group, Inc.*	13,660	910,029
		5,057,099
Energy 5.9%
Core Laboratories NV	8,100	1,115,856
Dril-Quip, Inc.*	15,120	1,367,604
Oil States Int’l., Inc.*	11,600	1,142,600
SM Energy Co.	24,390	1,479,010
Superior Energy Services, Inc.*	77,410	2,065,299
Tidewater, Inc.	30,070	1,656,556
		8,826,925
Financials 12.2%
Affiliated Managers Group, Inc.*	8,770	1,438,280
City National Corp.	27,300	1,713,348
East West Bancorp, Inc.	64,240	1,692,082
Endurance Specialty Holdings Ltd.	23,220	1,168,663
Everest Re Group Ltd.	16,300	2,112,643
HCC Insurance Holdings, Inc.	43,650	1,870,402
Invesco Ltd.	61,460	2,073,660
Raymond James Financial, Inc.	42,640	1,874,881
Signature Bank*	17,630	1,360,683
WR Berkley Corp.	29,260	1,198,782
Zions Bancorporation	60,700	1,702,635
		18,206,059
Health Care 11.1%
Bio-Rad Laboratories, Inc.*	6,740	766,203
Dentsply Int’l., Inc.	35,920	1,500,019
Henry Schein, Inc.*	16,480	1,586,859
Hologic, Inc.*	74,330	1,542,347
IDEXX Laboratories, Inc.*	17,890	1,474,852
Illumina, Inc.*	21,100	1,483,752
Masimo Corp.	69,030	1,494,500
MEDNAX, Inc.*	24,260	2,252,056
Resmed, Inc.	30,290	1,453,920
Techne Corp.	22,530	1,498,470
Varian Medical Systems, Inc.*	22,210	1,488,292
		16,541,270
Industrials 20.7%
Ametek, Inc.	36,855	1,590,293
B/E Aerospace, Inc.*	22,480	1,426,131
Cintas Corp.	32,220	1,471,004
Donaldson Co., Inc.	39,800	1,492,898
Flowserve Corp.	11,410	1,918,363
Genesee & Wyoming, Inc.*	25,330	2,255,637
IDEX Corp.	28,260	1,555,713
IHS, Inc.*	18,580	1,953,315
Jacobs Engineering Group, Inc.*	31,780	1,811,778

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
JB Hunt Transport Services, Inc.	10,190	$750,595
Joy Global, Inc.	27,300	1,476,384
MSC Industrial Direct Co., Inc.	20,750	1,715,403
Quanta Services, Inc.*	105,200	2,984,524
Regal-Beloit Corp.	28,170	1,901,757
Ritchie Bros Auctioneers, Inc.	85,990	1,779,993
Roper Industries, Inc.	11,850	1,472,007
Stericycle, Inc.*	13,475	1,479,016
Waste Connections, Inc.	46,300	1,863,112
		30,897,923
Information Technology 16.8%
Altera Corp.	68,500	2,273,515
Dolby Laboratories, Inc.	63,640	2,227,400
FLIR Systems, Inc.	91,740	2,234,787
Informatica Corp.*	65,200	2,370,672
Microchip Technology, Inc.	62,140	2,266,867
Nuance Communications, Inc.*	116,130	2,206,470
Open Text Corp.	33,230	2,258,311
Plantronics, Inc.	48,810	2,255,022
Riverbed Technology, Inc.*	150,450	2,325,957
Semtech Corp.*	63,530	2,321,386
Trimble Navigation Ltd.*	80,590	2,248,461
		24,988,848
Materials 4.8%
Airgas, Inc.	10,910	1,122,530
AptarGroup, Inc.	29,400	1,667,568
Ecolab, Inc.	10,010	845,545
Rockwood Holdings, Inc.	23,500	1,566,510
Steel Dynamics, Inc.	127,850	1,961,219
		7,163,372
Telecommunication Services 0.6%
tw telecom, Inc.*	29,040	828,511

Utilities 1.3%
ITC Holdings Corp.	22,450	1,943,496
Total Domestic Common Stocks (Cost $106,700,494)		140,470,728

Foreign Stocks & ADR’s 3.1%
Israel 1.5%
NICE Systems Ltd. ADR	61,140	2,256,066

United Kingdom 1.6%
Shire Ltd. ADR	23,530	2,316,999
Total Foreign Stocks & ADR’s (Cost $3,624,977)		4,573,065

Real Estate Investment Trusts 1.5%
Financials 1.5%
Digital Realty Trust, Inc.(a)	15,100	919,741
Home Properties, Inc.(a)	22,120	1,344,233
Total Real Estate Investment Trusts (Cost $2,078,239)		2,263,974

Institutional Money Market Funds 4.1%
State Street Institutional US Government Money Market Fund (Cost $6,158,648)	6,158,648	6,158,648
Total Investments 102.9% (Cost $118,551,831)†		153,466,415

Excess of Liabilities Over Other Assets (2.9)%		(4,374,790)

Net Assets 100.0%		$149,091,625

*	Non-income producing.
†

Cost for federal income tax purposes is $118,551,831. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $34,914,584 of which $36,580,831 related to appreciated securities and $1,666,247 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR    -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Unaudited)

Fund Profile

at May 31, 2013

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	14.8%
1 yr. to 2.99 yrs.	64.2%
3 yrs. to 3.99 yrs.	9.8%
4 yrs. to 5.99 yrs.	11.2%

Average Effective Duration (for all Fixed Income Holdings) 2.1 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AQ9362	2.50%	01/01/28	5.7%
FHR 4039 PB	1.50%	05/15/27	5.5%
FNR 11-137 KC	2.00%	01/25/27	5.5%
FNR 10-64 AD	3.00%	12/25/20	5.4%
FNR 11-3 EL	3.00%	05/25/20	4.4%
FHR 4022 AH	1.50%	12/15/25	4.2%
FNR 10-153 AC	2.00%	11/25/18	4.1%
FHR 3772 HC	3.00%	10/15/18	4.0%
FNR 10-83 AK	3.00%	11/25/18	3.9%
FNR 12-53 CD	1.50%	05/25/22	3.5%
Total of Net Assets			46.2%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 98.7%

U.S. Government Agen Obligations 98.7%

Federal Home Loan Mortgage Corporation 28.0%

Collateralized Mortgage Obligations:

FHR 2353 TD
6%, 09/15/16	41 M	$43,791
FHR 3261 AG
5.5%, 01/15/17	1,890 M	1,923,046
FHR 2510 AJ
5%, 10/15/17	1,644 M	1,758,967
FHR 2508 CK
5%, 10/15/17	3,136 M	3,358,225
FHR 2530 BH
5%, 11/15/17	3,822 M	4,071,061
FHR 3604 AG
4%, 12/15/17	4,196 M	4,307,676
FHR 3562 AN
4%, 12/15/17	2,764 M	2,922,200
FHR 2629 BL
4.5%, 01/15/18	4,128 M	4,218,532
FHR 2635 DG
4.5%, 01/15/18	1,131 M	1,162,210
FHR 2642 WP
4.5%, 02/15/18	1,855 M	1,891,393
FHR 3772 HC
3%, 10/15/18	56,985 M	59,020,854
FHR 3659 DE
2%, 03/15/19	3,540 M	3,621,141
FHR 3645 EH
3%, 12/15/20	12,503 M	12,999,020
FHR 3874 BD
3%, 06/15/21	8,583 M	8,917,145
FHR 3574 EA
3%, 09/15/21	18,973 M	19,522,483
FHR 3414 A
4.5%, 07/15/22	3,246 M	3,308,793
FHR 3559 AB
4.5%, 03/15/23	442 M	446,810
FHR 3571 BA
4.5%, 04/15/23	4,968 M	5,075,110
FHR 3780 TL
3.75%, 04/15/24	14,754 M	15,280,743
FHR 3829 CA
4%, 08/15/24	9,729 M	9,960,647
FHR 3874 JA
3%, 04/15/25	18,219 M	18,775,647
FHR 3665 GP
3.5%, 05/15/25	9,551 M	10,204,129
FHR 4022 AH
1.5%, 12/15/25	62,722 M	63,267,229
FHR 4039 PB
1.5%, 05/15/27	82,409 M	82,562,501
FHR 3507 AC
4%, 06/15/27	15,459 M	15,700,966
FHR 2927 ED
4%, 01/15/35	5,831 M	5,970,262
FHR 3662 TC
3.5%, 04/15/35	2,266 M	2,270,303
FHR 3638 PA
4.5%, 03/15/37	7,979 M	8,214,390
		370,775,274
Mortgage-Backed Securities:

10-Year:
FHLMC J00464
5%, 11/01/15	647 M	684,959
FGCI J14193
3.5%, 01/01/21	2,094 M	2,215,023
FGCI J14483
3.5%, 02/01/21	2,592 M	2,741,372
FGCI J14614
3.5%, 03/01/21	4,479 M	4,729,791
FGCI J14793
3.5%, 03/01/21	1,798 M	1,901,336

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FGCI J15846
3.5%, 06/01/21	656 M	$692,814
		12,965,295
15-Year:
FHLMC G11135
6.5%, 08/01/13	112	112
FHLMC E72131
6.5%, 08/01/13	4M	3,930
FHLMC E72178
6.5%, 09/01/13	427	428
FHLMC G10965
7.5%, 10/01/14	3 M	3,136
FHLMC E82128
7%, 03/01/15	3 M	3,362
FHLMC E00843
8%, 04/01/15	2 M	1,696
FHLMC E01009
6.5%, 08/01/16	138 M	146,438
FHLMC G11585
7%, 02/01/17	53 M	55,965
FHLMC E88357
6.5%, 03/01/17	26 M	26,751
FGCI E96256
4%, 05/01/18	1,447 M	1,530,244
FGCI E97047
4%, 05/01/18	1,146 M	1,211,189
FGCI E96749
4%, 06/01/18	1,943 M	2,053,988
FGCI E97094
4%, 06/01/18	1,790 M	1,892,971
FGCI E97149
4%, 07/01/18	2,052 M	2,169,742
FHLMC E98706
5%, 08/01/18	1,260 M	1,336,444
FGCI B10742
4.5%, 11/01/18	740 M	783,630
FHLMC B11933
4%, 01/01/19	4,998 M	5,267,841
FHLMC B12434
4.5%, 03/01/19	1,558 M	1,653,836
FHLMC J05907
6%, 08/01/19	1,941 M	2,122,683
FGCI G13841
4%, 05/01/20	9,428 M	9,962,045
FGCI J15844
3.5%, 07/01/21	1,631 M	1,722,824
		31,949,255
20-Year:
FHLMC C90035
6.5%, 11/01/13	5 M	5,467
FHLMC D94982
7%, 04/01/16	31 M	31,426
FHLMC D94230
7.5%, 10/01/19	99 M	106,737
		143,630
30-Year:
FHLMC G00100
8%, 02/01/23	7 M	8,015
FHLMC A17291
6.5%, 11/01/33	1,015 M	1,151,798
		1,159,813
Total Federal Home Loan Mortgage Corporation		416,993,267

Federal National Mortgage Association 70.6%

Collateralized Mortgage Obligations:

FNR 02-11 QC
5.5%, 03/25/17	1,064 M	1,117,044
FNR 02-18 PC
5.5%, 04/25/17	264 M	266,674
FNR 10-110 HC
2.5%, 10/25/18	34,521 M	35,582,675
FNR 10-153 AC
2%, 11/25/18	59,656 M	61,144,530
FNR 10-83 AK
3%, 11/25/18	56,208 M	58,202,451
FNR 09-70 NL
3%, 08/25/19	27,643 M	28,620,925
FNR 09-70 NM
3.25%, 08/25/19	34,224 M	35,609,803
FNR 09-78 NG
3.5%, 08/25/19	16,218 M	17,017,083
FNR 09-70 NQ
3.5%, 08/25/19	20,970 M	21,929,881
FNR 11-3 EL
3%, 05/25/20	62,428 M	64,705,424
FNR 10-65 AD
3%, 09/25/20	10,870 M	11,296,239
FNR 09-88 DB
3%, 10/25/20	36,578 M	37,944,617
FNR 09-88 DC
3.25%, 10/25/20	28,192 M	29,396,781
FNR 11-78 A
2%, 11/25/20	32,184 M	33,003,425
FNR 10-64 AD
3%, 12/25/20	77,144 M	80,767,062
FNR 09-113 DB
3%, 12/25/20	36,769 M	38,091,861
FNR 11-67 EL
2%, 07/25/21	29,823 M	30,423,434
FNR 11-67 DA
4.5%, 07/25/21	21,389 M	22,765,230
FNR 12-53 CD
1.5%, 05/25/22	51,504 M	52,334,566
FNR 08-61 CA
5%, 08/25/22	2,947 M	3,060,780
FNR 08-55 NA
5%, 08/25/22	1,939 M	1,999,054
FNR 08-80 TJ
5%, 09/25/22	4,212 M	4,349,385
FNR 08-81 KA
5%, 10/25/22	2,009 M	2,075,258
FNR 03-42 EP
4%, 11/25/22	992 M	1,006,491
FNR 35-84 AB
4.5%, 12/15/22	12,444 M	12,734,120
FNR 11-90 AL
3.5%, 09/25/23	19,499 M	20,567,235
FNR 10-3 GA
4%, 02/25/25	6,084 M	6,460,589
FNR 11-15 HC
2.5%, 03/25/26	24,104 M	25,106,844
FNR 11-82 AD
4%, 08/25/26	15,533 M	16,478,937
FNR 11-137 KC
2%, 01/25/27	80,135 M	82,398,791
FNR 09-77 HA
4.5%, 09/25/27	11,206 M	11,426,251
FNR 36-81 AH
4%, 10/15/27	6,749 M	6,874,437
FNR 08-21 CLLC
6%, 02/25/30	1,729 M	1,741,197
FNR 11-30 NK
3%, 10/25/30	5,028 M	5,067,513
FNR 11-41 DQ
3%, 10/25/30	11,676 M	11,782,464
FNR 11-41 CQ
3%, 11/25/30	9,964 M	10,054,920
FNR 03-69 GH
3.25%, 12/25/31	2,915 M	2,958,196
FNR 03-69 GJ
3.5%, 12/25/31	749 M	751,448
FNR 03-76 PQ
3.5%, 04/25/32	326 M	332,228
FNR 08-72 BG
5.25%, 03/25/35	305 M	305,107
FNR 07-112 MC
5.25%, 10/25/36	3,988 M	4,101,170
FNR 09-3 HL
5%, 02/25/39	2,095 M	2,194,547
FNR 09-32 BH
5.25%, 05/25/39	3,224 M	3,504,462
		897,551,129
Mortgage-Backed Securities:

10-Year:
FNMA 254882
5%, 08/01/13	496	496
FNMA 780339
4.5%, 06/01/14	106 M	113,463
FNMA 255368
5.5%, 07/01/14	43 M	45,814
FNMA 928247
5.5%, 04/01/17	667 M	711,161
FNMA 972931
5%, 02/01/18	257 M	275,537
FNMA 929527
5%, 06/01/18	160 M	171,106

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 257378
5%, 09/01/18	181 M	$194,068
FNMA 930890
5%, 04/01/19	107 M	114,402
FNMA MA0113
5%, 05/01/19	264 M	282,544
FNMA 931517
5%, 07/01/19	55 M	58,817
FNMA 932111
5%, 10/01/19	17 M	17,789
FNMA AI3766
3%, 08/01/20	5,702 M	5,985,572
FNMA AB1575
3.5%, 10/01/20	4,017 M	4,236,292
FNMA MA0548
3.5%, 10/01/20	5,088 M	5,366,609
FNMA AB9179
2.5%, 05/01/23	29,747 M	30,816,587
		48,390,257
15-Year:
FNMA 433301
6.5%, 07/01/13	3 M	3,394
FNMA 426453
5.5%, 10/01/13	4 M	4,413
FNMA 446787
5.5%, 01/01/14	4 M	4,125
FNMA 447881
5.5%, 01/01/14	3 M	3,664
FNMA 496015
5.5%, 04/01/14	5 M	5,294
FNMA 576789
5.5%, 06/01/14	3 M	2,555
FNMA 536814
5.5%, 06/01/14	21 M	21,369
FNMA 630985
7%, 09/01/15	25 M	24,988
FNMA 535631
7%, 12/01/15	82 M	86,183
FNMA 594602
9%, 01/01/16	2 M	2,351
FNMA 609148
7%, 02/01/16	375 M	385,885
FNMA 535777
5.5%, 03/01/16	18 M	18,689
FNMA 663227
6%, 03/01/16	22 M	21,910
FNMA 574598
6%, 05/01/16	52 M	55,212
FNMA 545298
5.5%, 11/01/16	55 M	58,489
FNMA 614920
5.5%, 12/01/16	49 M	51,904
FNMA 792797
5.5%, 04/01/17	3 M	3,375
FNMA 668338
5%, 11/01/17	539 M	577,578
FNMA 671380
6%, 11/01/17	69 M	72,858
FNMA 650205
5%, 01/01/18	474 M	507,294
FNMA 679165
5.5%, 02/01/18	167 M	177,954
FNMA 685474
4.5%, 04/01/18	1,133 M	1,211,155
FNMA 720312
4.5%, 06/01/18	767 M	820,616
FNMA 726757
4.5%, 06/01/18	1,493 M	1,596,049
FNMA 722106
4.5%, 07/01/18	956 M	1,022,642
FNMA 729583
4.5%, 07/01/18	818 M	874,144
FNMA 722060
4.5%, 07/01/18	2,253 M	2,409,610
FNMA 712165
5%, 08/01/18	949 M	1,016,512
FNMA 725284
7%, 11/01/18	410 M	438,103
FNMA 761247
4.5%, 01/01/19	1,143 M	1,250,399
FNMA 890109
4.5%, 12/01/19	3,751 M	4,011,427
FNMA 985670
6.5%, 10/01/21	874 M	973,428
FNMA AA8647
5%, 11/01/23	1,515 M	1,624,162
FNMA AC0317
4.5%, 02/01/24	228 M	243,872
FNMA AC0318
5%, 06/01/24	435 M	466,303
		20,047,906
20-Year:
FNMA 190659
7%, 02/01/14	1 M	1,206
FNMA 190697
7%, 03/01/14	13 M	12,932
FNMA 768628
5.5%, 09/01/15	16 M	17,003
FNMA 619191
6.5%, 12/01/15	58 M	58,649
FNMA 251716
10.5%, 03/01/18	1 M	1,028
FNMA AQ9362
2.5%, 01/01/28	82,584 M	84,365,416
		84,456,234
30-Year:
FNMA 626664
6%, 04/01/17	128 M	135,389
FNMA 479421
7%, 09/01/21	37 M	42,138
FNMA 207530
8.25%, 04/01/22	9 M	9,468
FNMA 175123
7.45%, 08/01/22	109 M	117,754
		304,749
Total Federal National Mortgage Association		1,050,750,275

Government National Mortgage Corporation 0.1%

Collateralized Mortgage Obligations:

GNR03-3 LM
5.5%, 02/20/32	144 M	145,136

Mortgage-Backed Securities:
10-Year:
GNMA 634538
6%, 09/15/14	61 M	62,275
GNMA 634545
6.5%, 09/15/14	57 M	58,253
		120,528
15-Year:
GNMA 780859
7.5%, 09/15/13	11	11
GNMA 780978
6.5%, 02/15/14	39 M	38,903
GNMA 781109
7%, 11/15/14	284 M	290,198
GNMA 489953
6%, 12/15/16	14 M	15,391
		344,503
20-Year:
GNMA 628440
7%, 04/15/24	135 M	151,042

30-Year:
GNMA II 495
10%, 02/20/16	63	64
Total Government National Mortgage Corporation		761,273
Total U.S. Government Obligations (Cost $1,453,355,213)		1,468,504,815

	Shares
Institutional Money Market Funds 2.0%
State Street Institutional US Government Money Market Fund (Cost $29,672,055)	29,672,055	29,672,055
Total Investments 100.7% (Cost $1,483,027,268)†		1,498,176,870

Excess of Liabilities Over Other Assets (0.7)%		(10,018,197)

Net Assets 100.0%		$1,488,158,673

†                 Cost for federal income tax purposes is $1,483,027,268. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $15,149,602 of which $19,432,480 related to appreciated securities and $4,282,878 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.8%
Industrials	16.8%
Consumer Discretionary	16.4%
Financials	16.0%
Health Care	9.5%
Energy	7.1%
Materials	5.2%
Consumer Staples	3.4%
Utilities	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
Semtech Corp.	1.5%
Plantronics, Inc.	1.5%
Iconix Brand Group, Inc.	1.5%
Open Text Corp.	1.5%
Progress Software Corp.	1.5%
NICE Systems Ltd.	1.5%
John Wiley & Sons, Inc.	1.5%
j2 Global, Inc.	1.4%
Ascena Retail Group, Inc.	1.4%
Esterline Technologies Corp.	1.4%
Total of Net Assets	14.7%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 90.8%
Consumer Discretionary 16.4%
Ascena Retail Group, Inc.*	865,500	$17,595,615
Buffalo Wild Wings, Inc.*	170,700	16,380,372
Dana Holding Corp.	715,900	13,544,828
Express, Inc.*	590,300	12,868,540
Iconix Brand Group, Inc.*	618,500	18,610,665
John Wiley & Sons, Inc.	457,600	18,166,720
Men’s Wearhouse, Inc.	384,000	13,900,800
Monro Muffler Brake, Inc.	228,600	10,748,772
Morningstar, Inc.	144,100	9,911,198
Penn National Gaming, Inc.*	276,200	15,202,048
Steven Madden Ltd.*	340,700	16,523,950
Texas Roadhouse, Inc.	705,000	16,673,250
Vitamin Shoppe, Inc.*	168,200	7,357,068
Wolverine World Wide, Inc.	320,200	16,762,470
		204,246,296
Consumer Staples 3.4%
Casey’s General
Stores, Inc.	259,700	15,779,372
Flowers Foods, Inc.	321,700	10,735,129
Hain Celestial Group, Inc.*	228,900	15,249,318
		41,763,819
Energy 7.1%
Comstock Resources, Inc.	656,100	10,582,893
Dril-Quip, Inc.*	184,700	16,706,115
Oasis Petroleum, Inc.*	342,200	12,716,152
Oil States Int’l., Inc.*	123,000	12,115,500
Stone Energy Corp.*	280,400	6,311,804
Superior Energy Services, Inc.*	544,800	14,535,264
Tidewater, Inc.	278,300	15,331,547
		88,299,275
Financials 12.5%
City National Corp.	227,400	14,271,624
East West Bancorp, Inc.	578,900	15,248,226
Endurance Specialty Holdings Ltd.	197,900	9,960,307
Evercore Partners, Inc.	390,700	15,518,604
HCC Insurance Holdings, Inc.	356,000	15,254,600
MarketAxess Holdings, Inc.	253,400	10,987,424
Portfolio Recovery Associates, Inc.*	101,000	15,379,270
ProAssurance Corp.	268,500	13,478,700
Prosperity Bancshares, Inc.	310,600	15,557,954
Stifel Financial Corp.*	447,000	16,087,530
SVB Financial Group*	174,400	13,496,816
		155,241,055
Health Care 9.5%
Bio-Rad Laboratories, Inc.*	58,000	6,593,440
Haemonetics Corp.*	343,400	14,175,552
ICON PLC*	368,600	12,657,724
Magellan Health Services, Inc.*	227,500	12,398,750
Masimo Corp.	569,200	12,323,180
Myriad Genetics, Inc.*	374,000	12,005,400
NuVasive, Inc.*	569,600	12,371,712
Sirona Dental Systems, Inc.*	159,400	11,307,836
Techne Corp.	196,200	13,049,262
West Pharmaceutical Services, Inc.	154,700	10,604,685
		117,487,541
Industrials 16.8%
Actuant Corp.	481,700	16,377,800
Aerovironment, Inc.*	454,300	9,117,801
Clarcor, Inc.	285,500	15,485,520

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Esterline Technologies Corp.*	234,200	$17,187,938
Genesee & Wyoming, Inc.*	166,000	14,782,300
Healthcare Services Group, Inc.	578,500	13,126,165
Hub Group Inc.*	464,100	16,851,471
IDEX Corp.	221,100	12,171,555
II-VI, Inc.*	566,000	9,395,600
Middleby Corp.*	57,100	9,335,279
Regal-Beloit Corp. Ritchie Bros	234,100	15,804,091
Auctioneers, Inc.	719,600	14,895,720
Toro Co.	285,800	13,621,228
Wabtec Corp.	129,100	14,202,291
Waste Connections, Inc.	411,400	16,554,736
		208,909,495
Information Technology 18.3%
Diodes, Inc.*	544,100	12,840,760
Hittite Microwave Corp.*	193,400	10,497,752
j2 Global, Inc.	433,300	17,717,637
Jack Henry & Associates, Inc.	216,100	10,141,573
Micros Systems, Inc.*	271,900	11,474,180
NeuStar, Inc.*	244,300	11,838,778
Open Text Corp.	273,400	18,580,264
OSI Systems, Inc.*	173,700	10,046,808
Plantronics, Inc.	408,400	18,868,080
Power Integrations, Inc.	235,900	10,070,571
Progress Software Corp.*	785,500	18,467,105
Qlik Technologies, Inc.*	386,100	11,876,436
QLogic Corp.*	1,084,200	10,560,108
Riverbed Technology, Inc.*	802,300	12,403,558
Rofin-Sinar Technologies, Inc.*	344,600	9,221,496
Sapient Corp.*	1,102,200	14,196,336
Semtech Corp.*	523,700	19,135,998
		227,937,440
Materials 5.2%
AptarGroup, Inc.	240,900	13,663,848
Greif, Inc.	165,800	8,638,180
Rockwood Holdings, Inc.	193,500	12,898,710
Sensient Technologies Corp.	338,500	13,969,895
Steel Dynamics, Inc.	977,900	15,000,986
		64,171,619
Utilities 1.6%
Atmos Energy Corp.	244,000	10,301,680
ITC Holdings Corp.	115,500	9,998,835
		20,300,515
Total Domestic Common Stocks (Cost $719,235,184)		1,128,357,055

Foreign Stocks & ADR’s 1.5%
Israel 1.5%
NICE Systems Ltd. ADR (Cost $11,762,486)	496,500	18,320,850

Real Estate Investment Trusts 3.5%
Financials 3.5%
BioMed Realty Trust, Inc.(a)	710,400	14,868,672
Corporate Office Properties Trust(a)	538,300	14,334,929
Home Properties, Inc.(a)	250,000	15,192,500
Total Real Estate Investment Trusts (Cost $36,681,443)		44,396,101

Institutional Money Market Funds 4.9%
State Street Institutional US Government Money Market Fund (Cost $60,876,317)	60,876,317	60,876,317
Total Investments 100.7% (Cost $827,887,554)†		1,251,950,323

Excess of Liabilities Over Other Assets (0.7)%		(9,292,606)

Net Assets 100.0%		$1,242,657,717

*	Non-income producing.

†

Cost for federal income tax purposes is $827,887,554. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $424,062,769 of which $433,592,830 related to appreciated securities and $9,530,061 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.0%
Financials	15.7%
Health Care	14.4%
Industrials	12.4%
Consumer Discretionary	10.6%
Energy	9.8%
Consumer Staples	9.1%
Materials	3.3%
Telecommunication Services	2.7%
Utilities	1.1%

Top 10 Holdings**

Description	Percent of Net Assets
Precision Castparts Corp.	2.5%
PepsiCo, Inc.	2.2%
Procter & Gamble Co.	2.2%
Time Warner, Inc.	2.0%
Johnson & Johnson	2.0%
Emerson Electric Co.	2.0%
Crown Holdings, Inc.	2.0%
Int’l. Business Machines Corp.	1.9%
Pfizer, Inc.	1.9%
Parker Hannifin Corp.	1.9%
Total of Net Assets	20.6%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 95.2%
Consumer Discretionary 10.6%
Bed Bath & Beyond, Inc.*	25,000	$1,706,250
Gap, Inc.	40,000	1,622,000
McDonald’s Corp.	20,000	1,931,400
Nike, Inc.	30,000	1,849,800
Nordstrom, Inc.	20,000	1,176,400
Omnicom Group, Inc.	40,000	2,485,200
Staples, Inc.	45,000	675,000
Time Warner Cable, Inc.	30,000	2,865,300
Time Warner, Inc.	75,000	4,377,750
TJX Cos., Inc.	40,000	2,024,400
TRW Automotive Holdings Corp.*	30,000	1,900,500
		22,614,000
Consumer Staples 9.1%
CVS Caremark Corp.	40,000	2,303,200
Kellogg Co.	50,000	3,102,500
Kraft Foods Group, Inc.	21,666	1,194,447
Mondelez Int’l. Inc	52,000	1,531,920
PepsiCo, Inc.	58,000	4,684,660
Procter & Gamble Co.	60,000	4,605,600
Unilever NV*	50,000	2,039,000
		19,461,327
Energy 9.8%
Apache Corp.	21,800	1,790,434
Baker Hughes, Inc.	40,000	1,819,200
ConocoPhillips	60,000	3,680,400
Devon Energy Corp.	50,000	2,842,500
EOG Resources, Inc.	10,000	1,291,000
Marathon Oil Corp.	100,000	3,439,000
Marathon Petroleum Corp.	30,000	2,475,000
Noble Energy, Inc.	30,000	1,729,500
Williams Cos., Inc.	50,000	1,759,000
		20,826,034
Financials 15.7%
ACE Ltd.	25,000	2,242,000
American Express Co.	33,000	2,498,430
Bank of America Corp.	130,000	1,775,800
Bank of New York Mellon Corp.	60,000	1,803,600
Chubb Corp.	24,000	2,090,400
CME Group, Inc.	22,500	1,528,425
JPMorgan Chase & Co.	72,774	3,972,733
McGraw Hill Financial, Inc.	30,000	1,636,500
MetLife, Inc.	50,000	2,210,500
Morgan Stanley	82,000	2,123,800
PNC Financial Services Group, Inc.	10,500	752,220
The Travelers Cos., Inc.	38,000	3,181,360
Toronto-Dominion Bank	20,000	1,617,000
US Bancorp	80,000	2,804,800
Wells Fargo & Co.	83,900	3,402,145
		33,639,713
Health Care 14.4%
Amgen, Inc.	25,000	2,513,250
Becton Dickinson &Co.	25,000	2,465,500
Bristol-Myers Squibb Co.	65,000	2,990,650
Covidien PLC	33,000	2,098,800
Forest Laboratories, Inc.*	35,000	1,391,250
Gilead Sciences, Inc.*	38,000	2,070,240
Johnson & Johnson	51,500	4,335,270
Merck &Co., Inc.	70,000	3,269,000
Pfizer, Inc.	150,000	4,084,500
Stryker Corp.	26,000	1,726,140
UnitedHealth Group, Inc.	25,000	1,565,750
Zimmer Holdings, Inc.	30,000	2,355,300
		30,865,650
Industrials 12.4%
Canadian Pacific Railway Ltd.	29,000	3,827,710
Danaher Corp.	60,000	3,709,200
Emerson Electric Co.	75,000	4,309,500
FedEx Corp.	30,000	2,890,200
Parker Hannifin Corp.	40,000	3,990,400
Precision Castparts Corp.	25,000	5,348,000
Verisk Analytics, Inc.*	40,000	2,352,800
		26,427,810

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Information Technology 16.8%
Accenture PLC	35,000	$2,873,850
Activision Blizzard, Inc.	63,300	913,419
Altera Corp.	30,000	995,700
Broadcom Corp.	40,000	1,436,400
Check Point Software Technologies Ltd.*	45,000	2,253,600
Cisco Systems, Inc.	100,000	2,408,000
Dell, Inc.	40,000	534,000
EMC Corp.	100,000	2,476,000
Int’l. Business Machines Corp.	20,000	4,160,400
KLA-Tencor Corp.	30,000	1,688,700
Microsoft Corp.	110,890	3,867,843
NetApp, Inc.	50,000	1,876,500
Riverbed Technology, Inc.*	100,000	1,546,000
Synopsys, Inc.*	58,000	2,114,100
Texas Instruments, Inc.	106,080	3,807,211
Visa, Inc.	10,000	1,781,400
Western Union Co.	75,000	1,228,500
		35,961,623
Materials 3.3%
Crown Holdings, Inc.*	100,000	4,235,000
Praxair, Inc.	25,000	2,858,250
		7,093,250
Telecommunication Services 2.0%
AT&T, Inc.	35,000	1,224,650
Rogers Communications, Inc.	50,000	2,265,500
Verizon Communications, Inc.	15,000	727,200
		4,217,350
Utilities 1.1%
AES Corp.	200,000	2,440,000
Total Domestic Common Stocks (Cost $142,491,892)		203,546,757

Foreign Stocks & ADR’s 1.9%
Germany 1.2%
SAP AG ADR	36,000	2,643,840

Mexico 0.7%
America Movil SA de CV ADR	70,000	1,393,700
Total Foreign Stocks & ADR’s (Cost $3,332,748)		4,037,540

Institutional Money Market Funds 2.8%
State Street Institutional US Government Money Market Fund (Cost $5,933,510)	5,933,510	5,933,510
Total Investments 99.9% (Cost $151,758,150)†		213,517,807

Other Assets in Excess of Liabilities 0.1%		160,017

Net Assets 100.0%		$213,677,824

*	Non-income producing.

†

Cost for federal income tax purposes is $151,758,150. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $61,759,657 of which $69,064,978 related to appreciated securities and $7,305,321 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2013

Top Sectors*

Sector	Percent of Net Assets
Industrials	19.7%
Consumer Discretionary	17.2%
Information Technology	16.7%
Financials	13.3%
Health Care	12.7%
Energy	5.7%
Materials	4.9%
Consumer Staples	3.7%
Utilities	1.4%
Telecommunication Services	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
Quanta Services, Inc.	2.0%
Shire Ltd.	1.6%
Informatica Corp.	1.6%
Riverbed Technology, Inc.	1.6%
Semtech Corp.	1.5%
Altera Corp.	1.5%
Microchip Technology, Inc.	1.5%
Open Text Corp.	1.5%
Genesee & Wyoming, Inc.	1.5%
MEDNAX, Inc.	1.5%
Total of Net Assets	15.8%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 91.3%
Consumer Discretionary 17.2%
Ascena Retail Group, Inc.*	84,970	$1,727,440
BorgWarner, Inc.*	22,950	1,860,557
Dana Holding Corp.	82,626	1,563,284
Darden Restaurants, Inc.	13,750	712,250
Dick’s Sporting Goods, Inc.	33,550	1,756,007
Dollar Tree, Inc.*	38,860	1,866,834
Hanesbrands, Inc.	31,980	1,594,523
Jarden Corp.*	32,450	1,511,521
John Wiley & Sons, Inc.	46,440	1,843,668
Morningstar, Inc.	12,240	841,867
O’Reilly Automotive, Inc.*	12,170	1,325,435
PVH Corp.	14,790	1,703,660
Tiffany & Co.	18,540	1,442,041
Tractor Supply Co.	10,440	1,169,071
Wolverine World Wide, Inc.	14,670	767,975
		21,686,133
Consumer Staples 3.7%
Church & Dwight Co., Inc.	25,550	1,553,696
Energizer Holdings, Inc.	10,440	999,212
Flowers Foods, Inc.	33,410	1,114,892
Hain Celestial Group, Inc.*	14,370	957,329
		4,625,129
Energy 5.7%
Core Laboratories NV	7,030	968,453
FMC Technologies, Inc.*	19,380	1,078,691
Noble Corp.	43,530	1,686,787
Range Resources Corp.	8,600	646,548
SM Energy Co.	20,470	1,241,301
Tidewater, Inc.	27,440	1,511,669
		7,133,449
Financials 11.8%
Affiliated Managers Group, Inc.*	7,500	1,230,000
City National Corp.	22,900	1,437,204
East West Bancorp, Inc.	54,570	1,437,374
Everest Re Group Ltd.	13,700	1,775,657
HCC Insurance Holdings, Inc.	40,230	1,723,856
Invesco Ltd.	51,710	1,744,695
Raymond James Financial, Inc.	39,500	1,736,815
Signature Bank*	16,130	1,244,913
WR Berkley Corp.	24,650	1,009,911
Zions Bancorporation	52,530	1,473,466
		14,813,891
Health Care 11.1%
Bio-Rad Laboratories, Inc.*	5,670	644,566
Dentsply Int’l., Inc.	32,090	1,340,078
Henry Schein, Inc.*	14,540	1,400,057
Hologic, Inc.*	62,460	1,296,045
IDEXX Laboratories, Inc.*	15,040	1,239,898
Illumina, Inc.*	17,710	1,245,367
Masimo Corp.	57,650	1,248,123
MEDNAX, Inc.*	20,440	1,897,445
Resmed, Inc.	25,510	1,224,480
Techne Corp.	18,940	1,259,699
Varian Medical Systems, Inc.*	18,630	1,248,396
		14,044,154
Industrials 19.7%
Ametek, Inc.	32,180	1,388,567
B/E Aerospace, Inc.*	23,070	1,463,561
Cintas Corp.	27,980	1,277,427
Donaldson Co., Inc.	34,800	1,305,348
Flowserve Corp.	9,820	1,651,037
Genesee & Wyoming, Inc.*	21,320	1,898,546
IDEX Corp.	23,740	1,306,887
IHS, Inc.*	17,330	1,821,903
Jacobs Engineering Group, Inc.*	29,220	1,665,832
JB Hunt Transport Services, Inc.	8,500	626,110
MSC Industrial Direct Co., Inc.	18,050	1,492,193
Quanta Services, Inc.*	88,500	2,510,745
Regal-Beloit Corp.	23,770	1,604,713

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Ritchie Bros Auctioneers, Inc.	72,360	$1,497,852
Stericycle, Inc.*	14,520	1,593,715
Waste Connections, Inc.	41,680	1,677,203
		24,781,639
Information Technology 15.2%
Altera Corp.	57,490	1,908,093
Dolby Laboratories, Inc.	53,450	1,870,750
Informatica Corp.*	54,730	1,989,983
Microchip Technology, Inc.	52,200	1,904,256
Nuance Communications, Inc.*	97,460	1,851,740
Open Text Corp.	27,960	1,900,162
Plantronics, Inc.	41,060	1,896,972
Riverbed Technology, Inc.*	126,340	1,953,216
Semtech Corp.*	53,060	1,938,812
Trimble Navigation Ltd.*	67,690	1,888,551
		19,102,535
Materials 4.9%
Airgas, Inc.	9,310	957,906
AptarGroup, Inc.	24,400	1,383,968
Ecolab, Inc.	9,310	786,416
Rockwood Holdings, Inc.	19,600	1,306,536
Steel Dynamics, Inc.	115,090	1,765,480
		6,200,306
Telecommunication Services 0.6%
tw telecom, Inc.*	25,300	721,809

Utilities 1.4%
ITC Holdings Corp.	20,550	1,779,014
Total Domestic Common Stocks (Cost $95,759,032)		114,888,059

Foreign Stocks & ADR’s 3.1%
Israel 1.5%
NICE Systems Ltd. ADR	51,340	1,894,446

United Kingdom 1.6%
Shire Ltd. ADR	20,350	2,003,865
Total Foreign Stocks & ADR’s (Cost $3,440,398)		3,898,311

Real Estate Investment Trusts 1.5%
Financials 1.5%
Digital Realty Trust, Inc.(a)	12,500	761,375
Home Properties, Inc.(a)	19,100	1,160,707
Total Real Estate Investment Trusts (Cost $1,967,371)		1,922,082

Institutional Money Market Funds 5.0%
State Street Institutional US Government Money Market Fund (Cost $6,265,316)	6,265,316	6,265,316
Total Investments 100.9% (Cost $107,422,372)†		126,973,768

Excess of Liabilities Over Other Assets (0.9)%		(1,155,962)

Net Assets 100.0%		$125,817,806

*	Non-income producing.

†

Cost for federal income tax purposes is $107,422,372. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $19,551,396 of which $21,551,738 related to appreciated securities and $2,000,342 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at May 31, 2013

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	13.8%
1 yr. to 2.99 yrs.	4.8%
3 yrs. to 3.99 yrs.	9.9%
4 yrs. to 5.99 yrs.	25.8%
6 yrs. to 7.99 yrs.	29.7%
8 yrs. and over	16.0%

Average Effective Duration (for all Fixed Income Holdings) 5.9 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
U.S. Treasury Note	2.875%	05/15/43	5.7%
GNMA II 005139	4.00%	08/20/41	5.0%
FNMA AB9154	2.50%	04/01/28	2.9%
U.S. Treasury Note	1.75%	05/15/23	2.6%
GNMA II MA1012	3.50%	05/20/43	2.4%
FNMA AE0218	4.50%	08/01/40	2.0%
FHLMC C09019	3.00%	12/01/42	1.9%
FNMA AL2302	4.50%	08/01/41	1.9%
FHLMC J23045	2.50%	04/01/28	1.7%
Ericsson LM	4.125%	05/15/22	1.6%
Total of Net Assets			27.7%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2013 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 33.6%
U.S. Government Agency Obligations 25.3%
Federal Home Loan Mortgage Corporation 6.9%
Mortgage-Backed Securities:
20-Year:
FHLMC J23045
2.5%, 04/01/28	2,972 M	$3,035,414

30-Year:
FGLMC A79255
5%, 11/01/37	747 M	799,633
FHLMC G08505
3%, 09/01/42	2,407 M	2,412,925
FHLMC Q11061
3.5%, 09/01/42	2,330 M	2,409,961
FHLMC C09019
3%, 12/01/42	3,405 M	3,413,287
		9,035,806
Total Federal Home Loan Mortgage Corporation		12,071,220

Federal National Mortgage Association 10.5%
Collateralized Mortgage Obligations:
FNR 10-155 PC
4%, 02/25/40	2,000 M	2,175,192

Mortgage-Backed Securities:
15-Year:
FNMA AB4482
3%, 02/01/27	2,380 M	2,480,802
FNMA AB9154
2.5%, 04/01/28	4,969 M	5,076,393
		7,557,195
30-Year:
FNMA AE0218
4.5%, 08/01/40	3,259 M	3,489,442
FNMA AL2302
4.5%, 08/01/41	3,086 M	3,361,733
FNMA AB5666
3.5%, 07/01/42	1,850 M	1,927,037
		8,778,212
Total Federal National Mortgage Association		18,510,599

Government National Mortgage Corporation 7.9%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.6023%, 04/16/54	15,501 M	905,110

Mortgage-Backed Securities:
30-Year:
GNMA II 005139
4%, 08/20/41	8,245 M	8,862,722
GNMA II MA1012
3.5%, 05/20/43	4,000 M	4,201,938
		13,064,660
Total Government National Mortgage Corporation		13,969,770
Total U.S. Government Agency Obligations		44,551,589

U.S. Treasury Obligations 8.3%
U.S. Treasury Note
1.75%, 05/15/23	4,688 M	4,517,329
U.S. Treasury Note
2.875%, 05/15/43	10,938 M	10,052,711
Total U.S. Treasury Obligations		14,570,040
Total U.S. Government Obligations (Cost $59,773,304)		59,121,629

Corporate Bonds 52.8%
Basic Industry 10.4%
Allegheny Technologies, Inc.
5.95%, 01/15/21	1,820 M	2,002,539
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7%, 11/15/20(a)	1,255 M	1,289,512
Barrick Gold Corp.
4.1%, 05/01/23(a)	2,520 M	2,400,300
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	1,955 M	2,101,625
Cornerstone Chemical Co.
9.375%, 03/15/18(a)	1,300 M	1,378,000
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	1,275 M	1,292,531
Glencore Funding LLC
4.125%, 05/30/23(a)	2,000 M	1,958,300
Methanex Corp.
3.25%, 12/15/19	2,015 M	2,021,942

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	$2,095,743
Weekley Homes LLC / Weekley Finance Corp.
6%, 02/01/23(a)	1,750 M	1,828,750
		18,369,242
Capital Goods 2.3%
Interface Security Systems Holdings Inc / Interface Security Systems LLC
9.25%, 01/15/18(a)	1,670 M	1,753,500
Smiths Group PLC
3.625%, 10/12/22(a)	2,365 M	2,291,784
		4,045,284
Consumer Cyclical 5.4%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	1,330 M	1,438,063
Chrysler Group LLC
8.25%, 06/15/21	1,875 M	2,128,125
Continental Rubber America Corp.
4.5%, 09/15/19(a)	1,325 M	1,381,313
Ford Motor Credit Co. LLC
5.875%, 08/02/21	1,785 M	2,036,583
Macy’s Retail Holdings, Inc.		.
3.875%, 01/15/22	1,305 M	1,370,645
MGM Resorts Int’l.
6.625%, 12/15/21	1,125 M	1,220,625
		9,575,354
Consumer Non-Cyclical 2.9%
Albea Beauty Holdings SA
8.375%, 11/01/19(a)	1,340 M	1,407,000
Pernod-Ricard SA
4.45%, 01/15/22(a)	2,150 M	2,298,178
Tervita Corp.
8%, 11/15/18(a)	1,255 M	1,301,278
		5,006,456
Energy 10.0%
Access Midstream Partners LP
4.875%, 05/15/23	1,285 M	1,275,362
FMC Technologies, Inc.
3.45%, 10/01/22	1,000 M	994,837
Halcon Resources Corp.
8.875%, 05/15/21	1,505 M	1,538,863
Magnum Hunter Resources Corp.
9.75%, 05/15/20(a)	1,360 M	1,414,400
NFR Energy Finance Corp.
9.75%, 02/15/17	1,340 M	1,396,950
Penn Virginia Corp.
8.5%, 05/01/20(a)	1,400 M	1,403,500
Penn Virginia Resource Partners LP
8.375%, 06/01/20	1,263 M	1,379,281
Rex Energy Corp.
8.875%, 12/01/20(a)	2,035 M	2,182,538
Rowan Cos, Inc.
4.875%, 06/01/22	1,865 M	2,000,779
Transocean, Inc.
6.5%, 11/15/20	1,760 M	2,046,363
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,865 M	2,015,183
		17,648,056
Financials 7.7%
Ally Financial, Inc.
5.5%, 02/15/17	1,285 M	1,380,704
Bank of America Corp.
5.7%, 01/24/22	1,820 M	2,093,428
Citigroup, Inc.
4.5%, 01/14/22	1,890 M	2,050,582
FirstMerit Corp.
4.35%, 02/04/23	2,205 M	2,283,255
Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,830 M	2,098,514
JPMorgan Chase & Co.
4.5%, 01/24/22	1,895 M	2,057,926
People’s United Financial, Inc.
3.65%, 12/06/22	1,590 M	1,578,015
		13,542,424
Insurance 3.1%
American Int’l. Group, Inc.
5.6%, 10/18/16	2,040 M	2,310,278
Infinity Property & Casualty Corp.
5%, 09/19/22	1,940 M	2,028,598
XL Group PLC
6.5%, 12/31/49(b)(c)	1,125 M	1,133,437
		5,472,313
Media 2.3%
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.375%, 09/15/20(a)	1,875 M	1,968,750
DIRECTV Holdings LLC
3.8%, 03/15/22	2,030 M	2,062,535
		4,031,285
Real Estate 2.7%
Health Care Reality, Inc.
4.95%, 01/15/21	800 M	884,490
Realty Income Corp.
2%, 01/31/18	2,720 M	2,714,993
UDR, Inc.
4.625%, 01/10/22	1,000 M	1,089,520
		4,689,003
Technology 2.3%
Cricket Communications, Inc.
7.75%, 10/15/20	1,395 M	1,398,487
First Data Corp.
11.25%, 03/31/16	1,180 M	1,191,800
Tech Data Corp.
3.75%, 09/21/17	1,310 M	1,356,707
		3,946,994
Telecommunications 1.6%
Ericsson LM
4.125%, 05/15/22	2,650 M	2,719,854

Transportation 2.1%
Penske Truck Leasing Co. Lp
2.5%, 03/15/16(a)	2,625 M	2,701,052
Watco Cos LLC
6.375%, 04/01/23(a)	1,000 M	1,057,500
		3,758,552
Total Corporate Bonds (Cost $91,716,645)		92,804,817

	Shares
Institutional Money Market Funds 13.7%
State Street Institutional US Government Money Market Fund (Cost $24,183,783)	24,183,783	24,183,783
Total Investments 100.1% (Cost $175,673,732)†		176,110,229

Excess of Liabilities Over Other Assets (0.1)%		(105,148)

Net Assets 100.0%		$176,005,081

†

Cost for federal income tax purposes is $175,673,732. At May 31, 2013 unrealized appreciation for federal income tax purposes aggregated $436,497 of which $1,719,585 related to appreciated securities and $1,283,088 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the market value of rule 144A securities amounted to $33,409,811 or 18.98% of net assets.

(b)	Step Up/Down.

(c)

XL Capital Ltd. is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Statement of Assets and Liabilities

at May 31, 2013 (Unaudited)

		Capital	Common	Conservative	Georgia Municipal
	Balanced	Growth	Stock	Strategies	Bond
Assets
Investments at value	$284,622,670	$108,810,279	$2,252,200,166	$256,044,547	$17,284,328
Cash collateral with futures commission merchant	114,823	—	—	269,797	—
Foreign cash (Cost $0, $0, $0, $18,178, $0)	—	—	—	18,119	—
Receivable for securities sold	2,647,882	—	—	10,773,087	—
Receivable for fund shares sold	326,261	1,208	1,812,047	663,710	—
Receivable for interest	464,258	4	10	1,016,967	184,420
Receivable for dividends	499,510	182,296	5,264,091	269,262	—
Receivable for dividend tax reclaims	17,774	20,286	154,553	37,247	—
Variation margin receivable on futures contracts	—	—	—	73,800	—
Total Assets	288,693,178	109,014,073	2,259,430,867	269,166,536	17,468,748

Liabilities
Payable for securities purchased	2,721,412	—	207,571	8,946,795	597,700
Payable for fund shares repurchased	153,548	62,204	1,818,065	311,705	—
Accrued expenses	96,947	45,050	585,201	82,997	8,682
Management fee payable	130,966	67,956	1,078,068	119,139	6,471
Distribution fee payable (Class A Shares)	52,949	22,777	290,819	33,832	—
Distribution fee payable (Class C Shares)	20,882	2,660	56,346	67,189	—
Fund accounting fee payable	8,861	3,512	69,459	8,005	520
Deferred compensation (see note 3)	94,378	45,518	418,667	54,035	4,854
Unrealized depreciation on forward foreign currency contracts	—	—	—	32	—
Total Liabilities	3,279,943	249,677	4,524,196	9,623,729	618,227
Net Assets	$285,413,235	$108,764,396	$2,254,906,671	$259,542,807	$16,850,521

Net Assets Represent
Capital stock at par value	$150,403	$60,684	$577,164	$196,808	$16,841
Paid-in capital	198,484,392	62,215,854	1,396,603,872	234,408,394	15,408,454
Accumulated undistributed (distributions in excess of) net investment income (loss)	54,011	(45,775)	5,027,679	(275,642)	18,580
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	2,276,266	15,682,950	8,099,514	587,196	57,463
Unrealized appreciation (depreciation) of investments and foreign exchange	84,448,163	30,850,683	844,598,442	24,626,051	1,349,183
Net Assets	$285,413,235	$108,764,396	$2,254,906,671	$259,542,807	$16,850,521
Investments at Cost	$200,174,507	$77,959,596	$1,407,601,724	$231,509,190	$15,935,145

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$247,490,088	$101,789,088	$1,364,325,822	$158,409,689	N/A
Shares Outstanding	13,042,004	5,657,335	34,888,208	11,998,005	N/A
Net Asset Value per Share	$18.98	$17.99	$39.11	$13.20	N/A
Sales Charge	1.00	0.95	2.06	0.69	N/A
Maximum Offering Price**	$19.98	$18.94	$41.17	$13.89	N/A
Class C Shares*
Net Assets Applicable to Class C Shares/	$24,613,369	$3,289,376	$66,374,484	$78,876,339	N/A
Shares Outstanding	1,294,054	204,870	1,757,243	5,994,159	N/A
Net Asset Value per Share***	$19.02	$16.06	$37.77	$13.16	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$13,309,778	$3,685,932	$824,206,365	$22,256,779	$16,850,521
Shares Outstanding	704,266	206,239	21,070,916	1,688,671	1,684,086
Net Asset Value per Share***	$18.90	$17.87	$39.12	$13.18	$10.01

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Government	Growth	International		Mid	Short Maturity
	Securities	Leaders	Equity		Cap	Government
Assets
Investments at value	$909,733,936	$26,666,390	$143,793,417		$153,466,415	$1,498,176,870
Cash	—	—	—		1,241,804	—
Cash collateral with futures commission merchant	180,002	—	—		—	—
Foreign cash (Cost $0, $0, $72,714, $0, $0)	—	—	72,474		—	—
Receivable for securities sold	40,459,651	45,686	1,033,522		10,699,848	—
Receivable for fund shares sold	1,125,118	4,218	46,498		12,005	7,779,831
Receivable for interest	2,463,638	1	5		7	3,402,880
Receivable for dividends	—	35,745	382,793		121,841	—
Receivable for dividend tax reclaims	—	—	188,735		—	—
Receivable for litigation settlements	—	—	23,451	+	—	—
Receivable from Fund Administrator	—	2,317	—		—	481,451
Unrealized appreciation on forward foreign currency contracts	—	—	3,117		—	—
Total Assets	953,962,345	26,754,357	145,544,012		165,541,920	1,509,841,032

Liabilities
Payable for securities purchased	68,199,199	78,256	1,348,009		15,828,203	—
Payable for fund shares repurchased	15,890,698	9,654	135,982		368,517	19,455,454
Accrued expenses	198,292	13,105	69,552		73,768	311,685
Management fee payable	328,623	20,478	87,391		89,324	555,036
Distribution fee payable (Class A Shares)	116,487	4,309	23,893		24,032	87,037
Distribution fee payable (Class C Shares)	88,905	987	2,838		9,798	—
Distribution fee payable (Class S Shares)	—	—	—		—	963,110
Fund accounting fee payable	28,088	823	4,516		4,616	47,440
Deferred compensation (see note 3)	148,753	5,145	50,470		52,037	262,597
Payable for estimated foreign taxes on unrealized capital gains	—	—	72,374		—	—
Total Liabilities	84,999,045	132,757	1,795,025		16,450,295	21,682,359
Net Assets	$868,963,300	$26,621,600	$143,748,987		$149,091,625	$1,488,158,673

Net Assets Represent
Capital stock at par value	$824,562	$19,752	$81,760		$67,057	$1,662,763
Paid-in capital	883,567,763	19,024,417	124,829,538		108,553,695	1,578,349,270
Accumulated undistributed (distributions in excess of) net investment income (loss)	(5,994,672)	51,088	1,248,148		(637,431)	(11,540,499)
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	(2,810,583)	5,993,412	(9,097,085)		6,193,720	(95,462,463)
Unrealized appreciation (depreciation) of investments and foreign exchange	(6,623,770)	1,532,931	26,686,626		34,914,584	15,149,602
Net Assets	$868,963,300	$26,621,600	$143,748,987		$149,091,625	$1,488,158,673
Investments at Cost	$916,357,706	$25,133,459	$117,021,777		$118,551,831	$1,483,027,268

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$653,403,051	$20,139,947	$109,989,886		$112,477,801	$396,922,467
Shares Outstanding	62,000,629	1,478,906	6,243,552		5,001,987	44,380,439
Net Asset Value per Share	$10.54	$13.62	$17.62		$22.49	$8.94
Sales Charge	0.24	0.72	0.93		1.18	0.09
Maximum Offering Price**	$10.78	$14.34	$18.55		$23.67	$9.03
Class C Shares*
Net Assets Applicable to Class C Shares/	$99,652,585	$1,214,860	$3,257,181		$11,471,479	N/A
Shares Outstanding	9,453,468	100,828	191,444		607,631	N/A
Net Asset Value per Share***	$10.54	$12.05	$17.01		$18.88	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$115,907,664	$5,266,793	$30,501,920		$25,142,345	N/A
Shares Outstanding	11,002,137	395,425	1,741,026		1,096,102	N/A
Net Asset Value per Share***	$10.54	$13.32	$17.52		$22.94	N/A
Class S Shares*
Net Assets Applicable to Class S Shares/	N/A	N/A	N/A		N/A	$1,091,236,206
Shares Outstanding	N/A	N/A	N/A		N/A	121,895,909
Net Asset Value per Share***	N/A	N/A	N/A		N/A	$8.95

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Small	Sustainable Core	Sustainable Mid Cap	Total Return
	Company	Opportunities	Opportunities	Bond
Assets
Investments at value	$1,251,950,323	$213,517,807	$126,973,768	$176,110,229
Cash	—	—	1,151,625	—
Cash collateral with futures commission merchant	—	—	—	152,598
Receivable for securities sold	4,183,397	—	8,317,727	8,896,883
Receivable for fund shares sold	942,481	94,895	145,015	569,118
Receivable for interest	48	6	8	1,431,653
Receivable for dividends	1,015,109	452,524	96,119	—
Receivable for dividend tax reclaims	—	9,976	—	—
Receivable from Fund Administrator	—	—	—	10,292
Total Assets	1,258,091,358	214,075,208	136,684,262	187,170,773

Liabilities
Payable for securities purchased	12,107,239	83,028	10,657,885	8,863,768
Payable for fund shares repurchased	1,589,596	38,251	40,037	2,138,525
Accrued expenses	275,026	70,180	49,802	32,950
Management fee payable	666,810	127,759	74,686	84,879
Distribution fee payable (Class A Shares)	192,015	43,620	24,656	20,377
Distribution fee payable (Class C Shares)	100,803	—	—	16,297
Fund accounting fee payable	38,103	6,572	3,859	5,582
Deferred compensation (see note 3)	464,049	27,974	15,531	3,314
Total Liabilities	15,433,641	397,384	10,866,456	11,165,692
Net Assets	$1,242,657,717	$213,677,824	$125,817,806	$176,005,081

Net Assets Represent
Capital stock at par value	$1,677,452	$129,308	$69,617	$165,369
Paid-in capital	675,680,523	190,327,626	102,658,627	173,004,578
Accumulated undistributed (distributions in excess of) net investment income (loss)	(1,580,990)	601,752	(584,499)	(268,113)
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	142,817,963	(39,140,519)	4,122,665	2,666,750
Unrealized appreciation (depreciation) of investments and foreign exchange	424,062,769	61,759,657	19,551,396	436,497
Net Assets	$1,242,657,717	$213,677,824	$125,817,806	$176,005,081
Investments at Cost	$827,887,554	$151,758,150	$107,422,372	$175,673,732

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$756,357,121	$204,313,050	$116,219,168	$124,060,452
Shares Outstanding	101,142,406	12,365,065	6,446,968	11,651,698
Net Asset Value per Share	$7.48	$16.52	$18.03	$10.65
Sales Charge	0.39	0.87	0.95	0.25
Maximum Offering Price**	$7.87	$17.39	$18.98	$10.90
Class C Shares*
Net Assets Applicable to Class C Shares/	$118,539,086	N/A	N/A	$28,793,512
Shares Outstanding	18,770,806	N/A	N/A	2,711,486
Net Asset Value per Share***	$6.32	N/A	N/A	$10.62
Class I Shares*
Net Assets Applicable to Class I Shares/	$367,761,510	$9,364,774	$9,598,638	$23,151,117
Shares Outstanding	47,832,037	565,776	514,759	2,173,737
Net Asset Value per Share***	$7.69	$16.55	$18.65	$10.65

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

*	The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**

For the Balanced Fund, Capital Growth Fund, Common Stock Fund, Conservative Strategies Fund, Growth Leaders Fund, International Equity Fund, Mid Cap Fund, Small Company Fund, Sustainable Core Opportunities Fund and Sustainable Mid Cap Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Government Securities Fund and Total Return Bond Fund, the maximum offering price is 1000/977.5 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/990 times the net asset value per share.

***	The maximum offering price is equal to the net asset value.

+

Represents the estimated compensatory amount that the Sentinel International Equity Fund has been advised it is entitled to receive with respect to a “Fair Fund” market timing settlement between the Securities and Exchange Commission (SEC) and Morgan Stanley.

The accompanying notes are an integral part of the financial statements.

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The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the fiscal six months ended May 31, 2013 (Unaudited)

		Capital	Common		Conservative	Georgia Municipal
	Balanced	Growth	Stock		Strategies	Bond
Investment Income
Dividends	$2,200,523 *	$948,370 *	$23,905,089	*	$1,314,349 *	$—
Interest	926,165	464	17,478		1,869,474	273,399
Total Income	$3,126,688	$948,834	$23,922,567		$3,183,823	$273,399
Expenses
Management advisory fee	720,144	396,003	6,020,485		651,202	38,967
Transfer agent fees (Class A Shares)	219,460	112,383	906,825		97,223	—
Transfer agent fees (Class C Shares)	18,045	4,963	49,020		45,457	—
Transfer agent fees (Class I Shares)	3,733	2,168	290,917		7,180	9,078
Transfer agent fees (Class S Shares)	—	—	—		—	—
Custodian fees	14,240	6,175	45,775		15,150	1,750
Distribution expense (Class A Shares)	292,244	133,096	1,613,053		184,134	—
Distribution expense (Class C Shares)	111,560	14,271	293,518		371,313	—
Distribution expense (Class S Shares)	—	—	—		—	—
Accounting and administration services	48,425	20,435	379,700		43,445	3,128
Auditing fees	13,050	3,600	82,000		13,050	2,000
Legal fees	6,100	2,700	47,250		4,850	300
Reports and notices to shareholders	14,350	8,675	75,000		15,250	50
Registration and filing fees (Class A Shares)	12,268	13,637	18,484		16,361	—
Registration and filing fees (Class C Shares)	11,971	10,814	13,453		9,542	—
Registration and filing fees (Class I Shares)	6,523	5,929	22,867		18,833	2,624
Registration and filing fees (Class S Shares)	—	—	—		—	—
Directors’ and Chief Compliance Officer’s fees and expenses	25,293	11,531	160,582		18,817	1,459
Other	6,473	3,114	102,221		13,956	381
Total Expenses	1,523,879	749,494	10,121,150		1,525,763	59,737
Expense Reimbursement	—	—	—		—	—
Net Expenses	1,523,879	749,494	10,121,150		1,525,763	59,737
Net Investment Income (Loss)	1,602,809	199,340	13,801,417		1,658,060	213,662
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	2,667,374	15,694,228	12,211,394		1,718,063	61,494
Futures contracts	(285,176)	—	—		(146,217)	—
Foreign currency transactions	(4)	(166)	529		(6,602)	—
Net realized gain (loss)	2,382,194	15,694,062	12,211,923		1,565,244	61,494
Net change in unrealized appreciation (depreciation) during the period:
Investments	21,626,299	(2,758,280)	291,074,287		10,757,956	(545,885)
Futures contracts	—	—	—		92,483	—
Foreign currency translations	—	—	—		(1,007)	—
Net change in unrealized appreciation (depreciation)	21,626,299	(2,758,280)	291,074,287		10,849,432	(545,885)
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	24,008,493	12,935,782	303,286,210		12,414,676	(484,391)
Net Increase (Decrease) in Net Assets from Operations	$25,611,302	$13,135,122	$317,087,627		$14,072,736	$(270,729)

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Government	Growth	International		Mid		Short Maturity	Small		Sustainable Core
	Securities	Leaders	Equity		Cap		Government	Company		Opportunities
Investment Income
Dividends	$—	$251,339 *	$2,278,730	*	$706,469	*	$—	$7,169,548	*	$2,066,427	*
Interest	9,927,988	55	—		1,098		10,326,021	3,840		1,046
Total Income	$9,927,988	$251,394	$2,278,730		$707,567		$10,326,021	$7,173,388		$2,067,473
Expenses
Management advisory fee	2,071,060	119,321	497,158		395,576		3,622,832	4,014,825		711,961
Transfer agent fees (Class A Shares)	450,586	22,853	175,926		135,504		288,952	779,758		206,873
Transfer agent fees (Class C Shares)	51,231	2,609	10,045		10,281		—	118,019		—
Transfer agent fees (Class I Shares)	51,251	2,580	4,704		4,426		—	223,555		2,158
Transfer agent fees (Class S Shares)	—	—	—		—		149,461	—		—
Custodian fees	32,775	2,125	25,725		8,375		61,500	36,800		5,775
Distribution expense (Class A Shares)	747,064	25,161	136,735		117,865		579,743	1,151,479		243,157
Distribution expense (Class C Shares)	562,264	5,809	15,818		29,511		—	586,924		—
Distribution expense (Class S Shares)	—	—	—		—		4,801,524	—		—
Accounting and administration services	179,969	4,789	25,654		20,417		314,958	230,583		36,710
Auditing fees	29,000	2,300	5,825		7,150		48,000	24,000		10,175
Legal fees	20,750	500	2,950		2,000		36,500	20,000		4,650
Reports and notices to shareholders	23,000	1,550	15,600		13,650		65,000	32,500		15,500
Registration and filing fees (Class A Shares)	25,000	10,651	11,896		11,164		23,173	20,843		13,044
Registration and filing fees (Class C Shares)	20,697	11,147	9,887		12,493		—	12,541		—
Registration and filing fees (Class I Shares)	16,787	5,012	6,416		6,862		—	19,624		11,168
Registration and filing fees (Class S Shares)	—	—	—		—		48,956	—		—
Directors’ and Chief Compliance Officer’s fees and expenses	75,707	2,175	14,741		11,663		148,318	122,228		14,755
Other	46,301	1,257	25,394		7,397		45,305	19,824		18,079
Total Expenses	4,403,442	219,839	984,474		794,334		10,234,222	7,413,503		1,294,005
Expense Reimbursement	—	(14,851)	—		—		(481,451)	—		—
Net Expenses	4,403,442	204,988	984,474		794,334		9,752,771	7,413,503		1,294,005
Net Investment Income (Loss)	5,524,546	46,406	1,294,256		(86,767)		573,250	(240,115)		773,468
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	(2,812,845)	6,221,373	8,337,947	**	7,492,372		(3,688,725)	149,329,871		4,797,421
Futures contracts	23,148	—	—		—		—	—		—
Foreign currency transactions	—	—	(97,564)		—		—	—		(79)
Net realized gain (loss)	(2,789,697)	6,221,373	8,240,383		7,492,372		(3,688,725)	149,329,871		4,797,342
Net change in unrealized appreciation (depreciation) during the period:
Investments	(15,055,623)	(3,588,074)	4,972,026	***	8,656,345		(6,208,976)	67,449,442		25,680,510
Futures contracts	—	—	—		—		—	—		—
Foreign currency translations	—	—	(6,714)		22		—	184		—
Net change in unrealized appreciation (depreciation)	(15,055,623)	(3,588,074)	4,965,312		8,656,367		(6,208,976)	67,449,626		25,680,510
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	(17,845,320)	2,633,299	13,205,695		16,148,739		(9,897,701)	216,779,497		30,477,852
Net Increase (Decrease) in Net Assets from Operations	$(12,320,774)	$2,679,705	$14,499,951		$16,061,972		$(9,324,451)	$216,539,382		$31,251,320

The accompanying notes are an integral part of the financial statements.

	Sustainable Mid Cap		Total Return
	Opportunities		Bond
Investment Income
Dividends	$754,282	*	$—
Interest	1,108		2,640,155
Total Income	$755,390		$2,640,155
Expenses
Management advisory fee	421,412		486,495
Transfer agent fees (Class A Shares)	157,570		44,201
Transfer agent fees (Class C Shares)	—		11,292
Transfer agent fees (Class I Shares)	7,697		7,814
Custodian fees	7,600		17,095
Distribution expense (Class A Shares)	139,310		116,462
Distribution expense (Class C Shares)	—		91,611
Accounting and administration services	21,746		31,952
Auditing fees	6,600		10,300
Legal fees	2,925		4,100
Reports and notices to shareholders	14,100		4,850
Registration and filing fees (Class A Shares)	13,035		33,459
Registration and filing fees (Class C Shares)	—		11,727
Registration and filing fees (Class I Shares)	8,143		12,419
Directors’ and Chief Compliance Officer’s fees and expenses	9,187		10,681
Other	11,234		20,542
Total Expenses	820,559		915,000
Expense Reimbursement	—		(72,621)
Net Expenses	820,559		842,379
Net Investment Income (Loss)	(65,169)		1,797,776
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	4,523,769		1,718,827
Futures contracts	—		1,003,495
Net realized gain (loss)	4,523,769		2,722,322
Net change in unrealized appreciation (depreciation) during the period:
Investments	13,149,504		(2,987,205)
Foreign currency translations	19		—

Net change in unrealized appreciation (depreciation)	13,149,523		(2,987,205)
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	17,673,292		(264,883)
Net Increase (Decrease) in Net Assets from Operations	$17,608,123		$1,532,893

Amounts designated as “-” are either $0 or have been rounded to $0.

*

Net of foreign tax withholding of $25,291 in the Sentinel Balanced Fund, $13,829 in the Sentinel Capital Growth Fund, $305,838 in the Sentinel Common Stock Fund, $32,608 in the Sentinel Conservative Strategies Fund, $2,427 in the Sentinel Growth Leaders Fund, $249,412 in the Sentinel International Equity Fund, $5,812 in the Sentinel Mid Cap Fund, $58,140 in the Sentinel Small Company Fund, $22,128 in the Sentinel Sustainable Core Opportunities Fund and $5,339 in the Sentinel Sustainable Mid Cap Opportunities Fund.

**	Net of foreign taxes on realized capital gains of $33,438 in the Sentinel International Equity Fund.

***	Net of estimated foreign taxes on unrealized capital gains of $72,374 in the Sentinel International Equity Fund.

The accompanying notes are an integral part of the financial statements.

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The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Balanced		Capital Growth
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/13	Year Ended	05/31/13	Year Ended
	(Unaudited)	11/30/12	(Unaudited)	11/30/12
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,602,809	$2,960,812	$199,340	$484,198
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	2,382,194	10,130,986	15,694,062	22,355,192
Net change in unrealized appreciation (depreciation)	21,626,299	13,625,587	(2,758,280)	(14,521,772)
Net increase (decrease) in net assets from operations	25,611,302	26,717,385	13,135,122	8,317,618

Distributions to Shareholders
From net investment income
Class A Shares	(1,596,601)	(3,768,619)	(505,151)	(413,599)
Class C Shares	(69,389)	(133,239)	—	—
Class I Shares	(88,055)	(51,604)	(19,571)	(16,204)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(8,295,000)	(9,258,157)	(20,971,659)	(385,775)
Class C Shares	(765,009)	(537,408)	(621,961)	(10,711)
Class I Shares	(413,834)	(118,335)	(796,871)	(14,670)
Total distributions to shareholders	(11,227,888)	(13,867,362)	(22,915,213)	(840,959)

From Capital Share Transactions (see note 5)
Net proceeds from sales of shares
Class A Shares	19,470,390	23,377,585	12,193,349	6,036,400
Class C Shares	8,632,948	4,943,010	544,380	1,246,715
Class I Shares	11,166,154	3,335,576	122,886	707,522
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	9,278,681	12,223,789	20,539,873	721,686
Class C Shares	779,215	629,839	559,946	9,029
Class I Shares	479,959	154,686	687,920	29,290
	49,807,347	44,664,485	34,648,354	8,750,642
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(14,790,249)	(34,409,967)	(33,817,209)	(22,240,198)
Class C Shares	(2,605,185)	(1,837,350)	(978,090)	(1,015,563)
Class I Shares	(4,800,794)	(1,261,716)	(584,970)	(1,742,755)
Increase (decrease) in net assets from capital stock transactions	27,611,119	7,155,452	(731,915)	(16,247,874)
Total Increase (Decrease) in Net Assets for period	41,994,533	20,005,475	(10,512,006)	(8,771,215)
Net Assets: Beginning of period	$243,418,702	$223,413,227	$119,276,402	$128,047,617
Net Assets: End of period	$285,413,235	$243,418,702	$108,764,396	$119,276,402

Accumulated Undistributed Net Investment Income (Loss)	$54,011	$205,247	$(45,775)	$279,607

See notes to the Statement of Changes in Net Assets at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Common Stock		Conservative Strategies		Georgia Municipal Bond		Government Securities
	For the Fiscal		For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/13	Year Ended	05/31/13	Year Ended	05/31/13	Year Ended	05/31/13	Year Ended
	(Unaudited)	11/30/12	(Unaudited)	11/30/12	(Unaudited)	11/30/12	(Unaudited)	11/30/12
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$13,801,417	$19,963,135	$1,658,060	$2,324,148	$213,662	$497,669	$5,524,546	$12,406,606
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	12,211,923	58,342,352	1,565,244	6,181,013	61,494	329,789	(2,789,697)	24,070,253
Net change in unrealized appreciation (depreciation)	291,074,287	132,618,024	10,849,432	8,001,720	(545,885)	589,829	(15,055,623)	1,657,060
Net increase (decrease) in net assets from operations	317,087,627	210,923,511	14,072,736	16,506,881	(270,729)	1,417,287	(12,320,774)	38,133,919

Distributions to Shareholders
From net investment income
Class A Shares	(7,616,715)	(11,985,034)	(1,334,993)	(2,246,416)	—	—	(8,747,807)	(22,228,330)
Class C Shares	(118,456)	(164,793)	(399,411)	(735,073)	—	—	(865,039)	(2,192,511)
Class I Shares	(5,617,386)	(7,101,920)	(183,612)	(200,557)	(211,851)^	(508,706)^	(1,770,921)	(3,474,928)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(35,966,439)	(12,638,430)	—	—	—	—	(2,053,694)	—
Class C Shares	(1,595,488)	(518,535)	—	—	—	—	(311,267)	—
Class I Shares	(20,877,143)	(5,338,490)	—	—	(333,802)	(294,327)	(372,757)	—
Total distributions to shareholders	(71,791,627)	(37,747,202)	(1,918,016)	(3,182,046)	(545,653)	(803,033)	(14,121,485)	(27,895,769)

From Capital Share Transactions (see note 5)
Net proceeds from sales of shares
Class A Shares	122,982,999	309,752,685	35,392,510	48,044,017	—	—	142,585,295	443,678,728
Class C Shares	11,086,335	15,299,549	13,098,837	32,182,966	—	—	9,861,170	58,449,545
Class I Shares	104,271,752	354,379,378	8,363,329	17,261,323	956,776	1,120,991	29,848,242	128,390,332
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	37,123,630	20,727,044	1,088,497	1,798,672	—	—	8,118,518	15,831,028
Class C Shares	1,561,531	603,422	312,592	521,765	—	—	852,845	1,471,861
Class I Shares	19,689,024	6,926,574	65,331	94,545	6,828	46,230	1,427,786	2,536,332
	296,715,271	707,688,652	58,321,096	99,903,288	963,604	1,167,221	192,693,856	650,357,826
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(139,969,785)	(182,127,245)	(20,212,713)	(45,742,847)	—	—	(269,036,354)	(353,344,475)
Class C Shares	(4,532,896)	(5,460,373)	(8,322,071)	(20,721,143)	—	—	(28,769,755)	(25,243,099)
Class I Shares	(72,440,973)	(114,601,626)	(4,998,390)	(4,981,068)	(2,266,522)	(4,240,020)	(57,659,405)	(55,280,056)
Increase (decrease) in net assets from capital stock transactions	79,771,617	405,499,408	24,787,922	28,458,230	(1,302,918)	(3,072,799)	(162,771,658)	216,490,196
Total Increase (Decrease) in Net Assets for period	325,067,617	578,675,717	36,942,642	41,783,065	(2,119,300)	(2,458,545)	(189,213,917)	226,728,346
Net Assets: Beginning of period	$1,929,839,054	$1,351,163,337	$222,600,165	$180,817,100	$18,969,821	$21,428,366	$1,058,177,217	$831,448,871
Net Assets: End of period	$2,254,906,671	$1,929,839,054	$259,542,807	$222,600,165	$16,850,521	$18,969,821	$868,963,300	$1,058,177,217

Accumulated Undistributed Net Investment Income (Loss)	$5,027,679	$4,578,819	$(275,642)	$(15,686)	$18,580	$16,769	$(5,994,672)	$(135,451)

The accompanying notes are an integral part of the financial statements.

	Growth Leaders		International Equity
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/13	Year Ended	05/31/13	Year Ended
	(Unaudited)	11/30/12	(Unaudited)	11/30/12
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$46,406	$5,360	$1,294,256	$1,715,823
Net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	6,221,373	3,793,952	8,240,383	(1,082,737)
Net change in unrealized appreciation (depreciation)	(3,588,074)	(2,142,092)	4,965,312	9,867,736
Net increase (decrease) in net assets from operations	2,679,705	1,657,220	14,499,951	10,500,822

Distributions to Shareholders
From net investment income
Class A Shares	—	—	(894,526)	(1,177,290)
Class C Shares	—	—	(1,711)	—
Class S Shares	—	—	—	—
Class I Shares	(1,690)	—	(395,115)	(421,010)
From net realized gain on investments and foreign currency transactions
Class A Shares	(789,813)	—	—	—
Class C Shares	(53,181)	—	—	—
Class I Shares	(209,218)	—	—	—
Total distributions to shareholders	(1,053,902)	—	(1,291,352)	(1,598,300)

From Capital Share Transactions (see note 5)
Net proceeds from sales of shares
Class A Shares	909,463	2,779,787	2,764,689	7,199,403
Class C Shares	18,928	67,706	287,741	257,249
Class S Shares	—	—	—	—
Class I Shares	24,656	1,317,016	468,770	871,452
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class I Shares	—	—	—	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	746,095	—	798,922	1,063,374
Class C Shares	40,492	—	1,639	—
Class S Shares	—	—	—	—
Class I Shares	43,282	—	388,828	413,424
	1,782,916	4,164,509	4,710,589	9,804,902
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(3,316,707)	(8,096,182)	(9,989,262)	(20,359,045)
Class C Shares	(172,318)	(353,164)	(277,526)	(695,651)
Class S Shares	—	—	—	—
Class I Shares	(534,926)	(918,821)	(916,684)	(1,868,777)
Increase (decrease) in net assets from capital stock transactions	(2,241,035)	(5,203,658)	(6,472,883)	(13,118,571)
Total Increase (Decrease) in Net Assets for period	(615,232)	(3,546,438)	6,735,716	(4,216,049)
Net Assets: Beginning of period	$27,236,832	$30,783,270	$137,013,271	$141,229,320
Net Assets: End of period	$26,621,600	$27,236,832	$143,748,987	$137,013,271

Accumulated Undistributed Net Investment Income (Loss)	$51,088	$6,372	$1,248,148	$1,245,244

See notes to the Statement of Changes in Net Assets at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Mid Cap		Short Maturity Government		Small Company
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/13	Year Ended	05/31/13	Year Ended	05/31/13	Year Ended
	(Unaudited)	11/30/12	(Unaudited)	11/30/12	(Unaudited)	11/30/12
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(86,767)	$(514,475)	$573,250	$9,490,565	$(240,115)	$1,459,601
Net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	7,492,372	7,861,954	(3,688,725)	2,291,438	149,329,871	276,749,866
Net change in unrealized appreciation (depreciation)	8,656,367	551,274	(6,208,976)	(6,658,723)	67,449,626	(78,985,896)
Net increase (decrease) in net assets from operations	16,061,972	7,898,753	(9,324,451)	5,123,280	216,539,382	199,223,571

Distributions to Shareholders
From net investment income
Class A Shares	—	—	(3,931,596)	(13,600,744)	(293,179)	—
Class C Shares	—	—	—	—	—	—
Class S Shares	—	—	(8,417,421)	(28,122,120)	—	—
Class I Shares	—	—	—	—	(2,152,294)	—
From net realized gain on investments and foreign currency transactions
Class A Shares	—	—	—	—	(163,054,390)	(94,589,031)
Class C Shares	—	—	—	—	(27,935,969)	(14,846,915)
Class I Shares	—	—	—	—	(87,638,237)	(98,493,382)
Total distributions to shareholders	—	—	(12,349,017)	(41,722,864)	(281,074,069)	(207,929,328)

From Capital Share Transactions (see note 5)
Net proceeds from sales of shares
Class A Shares	2,208,343	6,490,083	50,062,910	212,553,158	53,524,768	120,690,054
Class C Shares	582,692	805,164	—	—	3,734,024	3,325,598
Class S Shares	—	—	185,994,534	662,514,850	—	—
Class I Shares	9,864,693	1,393,740	—	—	52,338,813	338,160,222
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	21,367,291	—	—	—	—	—
Class C Shares	7,567,605	—	—	—	—	—
Class I Shares	8,778,040	—	—	—	—	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	—	—	3,220,868	11,004,002	146,951,038	84,968,452
Class C Shares	—	—	—	—	25,514,187	13,554,340
Class S Shares	—	—	7,568,688	24,472,889	—	—
Class I Shares	—	—	—	—	73,678,369	75,079,133
	50,368,664	8,688,987	246,847,000	910,544,899	355,741,199	635,777,799
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(8,560,198)	(15,874,950)	(204,648,907)	(546,186,196)	(226,981,708)	(482,713,705)
Class C Shares	(1,007,906)	(1,228,726)	—	—	(21,815,762)	(48,569,885)
Class S Shares	—	—	(621,646,277)	(1,194,042,438)	—	—
Class I Shares	(2,038,851)	(2,152,205)	—	—	(258,546,919)	(1,036,894,991)
Increase (decrease) in net assets from capital stock transactions	38,761,709	(10,566,894)	(579,448,184)	(829,683,735)	(151,603,190)	(932,400,782)

Total Increase (Decrease) in Net Assets for period	54,823,681	(2,668,141)	(601,121,652)	(866,283,319)	(216,137,877)	(941,106,539)
Net Assets: Beginning of period	$94,267,944	$96,936,085	$2,089,280,325	$2,955,563,644	$1,458,795,594	$2,399,902,133
Net Assets: End of period	$149,091,625	$94,267,944	$1,488,158,673	$2,089,280,325	$1,242,657,717	$1,458,795,594
Accumulated Undistributed Net Investment Income (Loss)	$(637,431)	$(550,664)	$(11,540,499)	$235,268	$(1,580,990)	$1,104,598

The accompanying notes are an integral part of the financial statements.

	Sustainable Core		Sustainable Mid Cap		Total Return
	Opportunities		Opportunities		Bond
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/13	Year Ended	05/31/13	Year Ended	05/31/13	Year Ended
	(Unaudited)	11/30/12	(Unaudited)	11/30/12	(Unaudited)	11/30/12
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$773,468	$1,271,759	$(65,169)	$(503,929)	$1,797,776	$1,787,710
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	4,797,342	7,246,787	4,523,769	33,229,588	2,722,322	3,936,996
Net change in unrealized appreciation (depreciation)	25,680,510	16,170,981	13,149,523	(26,833,772)	(2,987,205)	4,044,501
Net increase (decrease) in net assets from operations	31,251,320	24,689,527	17,608,123	5,891,887	1,532,893	9,769,207

Distributions to Shareholders
From net investment income
Class A Shares	(1,332,139)	(834,804)	—	—	(1,507,977)	(1,280,916)
Class C Shares	—	—	—	—	(261,616)	(454,110)
Class I Shares	(82,321)	(72,872)	—	—	(295,040)	(377,398)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	—	—	(4,382,031)	—	(2,500,682)	(416,864)
Class C Shares	—	—	—	—	(595,904)	(271,336)
Class I Shares	—	—	(338,159)	—	(507,910)	(200,567)
Total distributions to shareholders	(1,414,460)	(907,676)	(4,720,190)	—	(5,669,129)	(3,001,191)

From Capital Share Transactions (see note 5)
Net proceeds from sales of shares
Class A Shares	3,940,659	4,869,945	3,248,819	3,972,768	55,287,743	87,560,221
Class C Shares	—	—	—	—	5,001,799	22,078,596
Class I Shares	494,669	686,837	785,047	6,713,179	8,134,823	13,552,429
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	1,285,737	805,800	4,275,652	—	3,768,145	1,614,674
Class C Shares	—	—	—	—	782,733	621,213
Class I Shares	73,702	67,966	297,048	—	756,173	511,236
	5,794,767	6,430,548	8,606,566	10,685,947	73,731,416	125,938,369
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(11,801,315)	(18,880,869)	(7,509,133)	(14,263,346)	(43,410,777)	(5,881,530)
Class C Shares	—	—	—	—	(5,615,005)	(9,119,437)
Class I Shares	(692,300)	(2,133,090)	(812,009)	(660,428)	(7,941,993)	(3,458,184)
Increase (decrease) in net assets from capital stock transactions	(6,698,848)	(14,583,411)	285,424	(4,237,827)	16,763,641	107,479,218
Total Increase (Decrease) in Net Assets for period	23,138,012	9,198,440	13,173,357	1,654,060	12,627,405	114,247,234
Net Assets: Beginning of period	$190,539,812	$181,341,372	$112,644,449	$110,990,389	$163,377,676	$49,130,442
Net Assets: End of period	$213,677,824	$190,539,812	$125,817,806	$112,644,449	$176,005,081	$163,377,676
Accumulated Undistributed Net Investment Income (Loss)	$601,752	$1,242,744	$(584,499)	$(519,330)	$(268,113)	$(1,256)

Amounts designated as “-” are either $0 or have been rounded to $0.

^ Dividends paid by the Sentinel Georgia Municipal Bond Fund are generally tax-exempt for Federal income tax purposes.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	of period
Balanced Class A
	11/30/08	$18.70	$0.34	$(4.60)	$(4.26)	$0.37	$1.11	$—	$1.48	$12.96
	11/30/09	12.96	0.27	2.55	2.82	0.30	—	—	0.30	15.48
	11/30/10	15.48	0.23	1.11	1.34	0.25	—	—	0.25	16.57
	11/30/11	16.57	0.26	0.80	1.06	0.28	0.25	—	0.53	17.10
	11/30/12	17.10	0.23	1.77	2.00	0.30	0.77	—	1.07	18.03
	05/31/13(U)	18.03	0.11	1.65	1.76	0.13	0.68	—	0.81	18.98
Balanced Class C
	11/30/08	18.70	0.18	(4.61)	(4.43)	0.19	1.11	—	1.30	12.97
	11/30/09	12.97	0.14	2.55	2.69	0.16	—	—	0.16	15.50
	11/30/10	15.50	0.09	1.12	1.21	0.10	—	—	0.10	16.61
	11/30/11	16.61	0.12	0.81	0.93	0.14	0.25	—	0.39	17.15
	11/30/12	17.15	0.08	1.78	1.86	0.17	0.77	—	0.94	18.07
	05/31/13(U)	18.07	0.04	1.65	1.69	0.06	0.68	—	0.74	19.02
Balanced Class I
	11/30/08	18.71	0.36	(4.61)	(4.25)	0.43	1.11	—	1.54	12.92
	11/30/09	12.92	0.21	2.54	2.75	0.29	—	—	0.29	15.38
	11/30/10	15.38	0.24	1.11	1.35	0.21	—	—	0.21	16.52
	11/30/11	16.52	0.26	0.80	1.06	0.29	0.25	—	0.54	17.04
	11/30/12	17.04	0.23	1.76	1.99	0.31	0.77	—	1.08	17.95
	05/31/13(U)	17.95	0.14	1.63	1.77	0.14	0.68	—	0.82	18.90
Capital Growth Class A
	11/30/08	21.32	0.02	(7.62)	(7.60)	0.02	1.40	0.18	1.60	12.12
	11/30/09	12.12	0.05	3.73	3.78	0.02	—	—	0.02	15.88
	11/30/10	15.88	0.05	1.62	1.67	0.03	—	—	0.03	17.52
	11/30/11	17.52	0.07	1.61	1.68	0.05	—	—	0.05	19.15
	11/30/12	19.15	0.08	1.20	1.28	0.07	0.06	—	0.13	20.30
	05/31/13(U)	20.30	0.03	1.99	2.02	0.10	4.23	—	4.33	17.99
Capital Growth Class C
	11/30/08	20.67	(0.22)	(7.30)	(7.52)	—	1.40	0.18	1.58	11.57
	11/30/09	11.57	(0.12)	3.53	3.41	—	—	—	—	14.98
	11/30/10	14.98	(0.16)	1.52	1.36	—	—	—	—	16.34
	11/30/11	16.34	(0.15)	1.51	1.36	—	—	—	—	17.70
	11/30/12	17.70	(0.14)	1.10	0.96	—	0.06	—	0.06	18.60
	05/31/13(U)	18.60	(0.10)	1.79	1.69	—	4.23	—	4.23	16.06
Capital Growth Class I
	11/30/08	21.35	0.05	(7.61)	(7.56)	0.10	1.40	0.18	1.68	12.11
	11/30/09	12.11	0.02	3.71	3.73	0.06	—	—	0.06	15.78
	11/30/10	15.78	0.05	1.62	1.67	0.03	—	—	0.03	17.42
	11/30/11	17.42	0.08	1.60	1.68	0.06	—	—	0.06	19.04
	11/30/12	19.04	0.09	1.19	1.28	0.07	0.06	—	0.13	20.19
	05/31/13(U)	20.19	0.04	1.97	2.01	0.10	4.23	—	4.33	17.87

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses		Ratio of expenses to				Ratio of net investment
			Net assets at	Ratio of		to average net		average net assets before		Ratio of net		income (loss) to average net
Fund/	Total		end of	expenses to		assets before		contractual and		investment income		assets before contractual and		Portfolio
Share	return		period (000	average net		custodian fee		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*		omitted)	assets (%)		credits (%)**		reimbursements (%)***		net assets (%)		reimbursements (%)***		rate (%)
Balanced Class A
	(24.65)		$174,612	1.13		1.14		1.14		2.11		2.11		90
	22.16		202,968	1.20		1.20		1.20		1.99		1.99		80
	8.74		208,566	1.14		1.14		1.14		1.43		1.43		160
	6.46		207,922	1.13		1.13		1.13		1.49		1.49		162
	12.30		221,036	1.11		1.11		1.11		1.30		1.30		146
	10.10	++	247,490	1.08	+	1.08	+	1.08	+	1.25	+	1.25	+	107	++
Balanced Class C
	(25.41)		5,633	2.15		2.15		2.15		1.10		1.10		90
	21.00		9,963	2.15		2.15		2.15		1.00		1.00		80
	7.86		11,628	1.97		1.97		1.97		0.60		0.60		160
	5.63		12,109	1.94		1.94		1.94		0.68		0.68		162
	11.30		16,635	1.94		1.94		1.94		0.48		0.48		146
	9.66	++	24,613	1.90	+	1.90	+	1.90	+	0.44	+	0.44	+	107	++
Balanced Class I
	(24.64)		2,629	1.02		1.02		1.02		2.22		2.22		90
	21.69		3,225	1.62		1.62		1.62		1.56		1.56		80
	8.87		3,501	1.06		1.06		1.06		1.51		1.51		160
	6.49		3,383	1.09		1.09		1.09		1.52		1.52		162
	12.25		5,748	1.11		1.11		1.11		1.31		1.31		146
	10.23	++	13,310	0.81	+	0.81	+	0.81	+	1.50	+	1.50	+	107	++
Capital Growth Class A
	(38.47)		97,020	1.33		1.34		1.34		0.12		0.12		19
	31.26		117,019	1.45		1.45		1.45		0.37		0.37		26
	10.56		119,626	1.32		1.32		1.32		0.28		0.28		24
	9.61		120,395	1.30		1.30		1.30		0.37		0.37		11
	6.73	#	111,964	1.28		1.28		1.28		0.41		0.41		47
	12.37	++	101,789	1.28	+	1.28	+	1.28	+	0.39	+	0.39	+	30	++
Capital Growth Class C
	(39.34)		2,265	2.80		2.80		2.80		(1.34)		(1.34)		19
	29.47		2,948	2.79		2.79		2.79		(0.98)		(0.98)		26
	9.08		3,266	2.64		2.64		2.64		(1.03)		(1.03)		24
	8.32		3,087	2.54		2.54		2.54		(0.88)		(0.88)		11
	5.46	#	3,471	2.48		2.48		2.48		(0.78)		(0.78)		47
	11.47	++	3,289	2.93	+	2.93	+	2.93	+	(1.26	)+	(1.26	)+	30	++
Capital Growth Class I
	(38.37)		2,699	1.19		1.20		1.20		0.26		0.26		19
	30.97		3,435	1.65		1.65		1.65		0.16		0.16		26
	10.59		3,579	1.27		1.27		1.27		0.34		0.34		24
	9.66		4,566	1.27		1.27		1.27		0.41		0.41		11
	6.78	#	3,841	1.23		1.23		1.23		0.45		0.45		47
	12.40	++	3,686	1.22	+	1.22	+	1.22	+	0.44	+	0.44	+	30	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Common Stock Class A
	11/30/08	$35.80	$0.28	$(12.34)	$(12.06)	$0.30	$1.84	$2.14	$21.60
	11/30/09	21.60	0.24	5.61	5.85	0.24	—	0.24	27.21
	11/30/10	27.21	0.24	2.38	2.62	0.22	—	0.22	29.61
	11/30/11	29.61	0.31	1.70	2.01	0.27	0.02	0.29	31.33
	11/30/12	31.33	0.38	3.93	4.31	0.37	0.43	0.80	34.84
	05/31/13(U)	34.84	0.22	5.31	5.53	0.22	1.04	1.26	39.11
Common Stock Class C
	11/30/08	34.84	0.02	(12.01)	(11.99)	0.02	1.84	1.86	20.99
	11/30/09	20.99	—	5.47	5.47	0.05	—	0.05	26.41
	11/30/10	26.41	(0.01)	2.32	2.31	0.02	—	0.02	28.70
	11/30/11	28.70	0.05	1.64	1.69	0.02	0.02	0.04	30.35
	11/30/12	30.35	0.09	3.81	3.90	0.12	0.43	0.55	33.70
	05/31/13(U)	33.70	0.06	5.13	5.19	0.08	1.04	1.12	37.77
Common Stock Class I
	11/30/08	35.82	0.42	(12.35)	(11.93)	0.43	1.84	2.27	21.62
	11/30/09	21.62	0.33	5.62	5.95	0.34	—	0.34	27.23
	11/30/10	27.23	0.33	2.39	2.72	0.34	—	0.34	29.61
	11/30/11	29.61	0.43	1.68	2.11	0.37	0.02	0.39	31.33
	11/30/12	31.33	0.49	3.94	4.43	0.48	0.43	0.91	34.85
	05/31/13(U)	34.85	0.28	5.31	5.59	0.28	1.04	1.32	39.12
Conservative Strategies Class A
	11/30/08	11.86	0.38	(2.23)	(1.85)	0.37	0.12	0.49	9.52
	11/30/09	9.52	0.32	1.49	1.81	0.34	—	0.34	10.99
	11/30/10	10.99	0.23	0.60	0.83	0.26	—	0.26	11.56
	11/30/11	11.56	0.22	0.22	0.44	0.26	—	0.26	11.74
	11/30/12	11.74	0.16	0.86	1.02	0.21	—	0.21	12.55
	05/31/13(U)	12.55	0.10	0.67	0.77	0.12	—	0.12	13.20
Conservative Strategies Class C
	11/30/08	11.84	0.28	(2.22)	(1.94)	0.29	0.12	0.41	9.49
	11/30/09	9.49	0.22	1.51	1.73	0.26	—	0.26	10.96
	11/30/10	10.96	0.14	0.60	0.74	0.17	—	0.17	11.53
	11/30/11	11.53	0.14	0.21	0.35	0.18	—	0.18	11.70
	11/30/12	11.70	0.08	0.86	0.94	0.14	—	0.14	12.50
	05/31/13(U)	12.50	0.05	0.68	0.73	0.07	—	0.07	13.16
Conservative Strategies Class I
	11/30/11(A)	11.73	0.21	0.05	0.26	0.28	—	0.28	11.71
	11/30/12	11.71	0.18	0.85	1.03	0.22	—	0.22	12.52
	05/31/13(U)	12.52	0.11	0.67	0.78	0.12	—	0.12	13.18
Georgia Municipal Bond Class I
	11/30/08	9.82	0.31	(0.14)	0.17	0.30	0.05	0.35	9.64
	11/30/09	9.64	0.30	0.64	0.94	0.30	0.02	0.32	10.26
	11/30/10	10.26	0.28	0.01	0.29	0.28	0.20	0.48	10.07
	11/30/11	10.07	0.28	0.21	0.49	0.27	0.13	0.40	10.16
	11/30/12	10.16	0.27	0.47	0.74	0.28	0.14	0.42	10.48
	05/31/13(U)	10.48	0.13	(0.27)	(0.14)	0.13	0.20	0.33	10.01

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses		Ratio of expenses to				Ratio of net investment
				Ratio of		to average net		average net assets before		Ratio of net		income (loss) to average net
Fund/	Total		Net assets at	expenses to		assets before		contractual and		investment income		assets before contractual and		Portfolio
Share	return		end of period	average net		custodian fee		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*		(000 omitted)	assets (%)		credits (%)**		reimbursements (%)***		net assets (%)		reimbursements (%)***		rate (%)
Common Stock Class A
	(35.74)		$669,694	1.16		1.16		1.16		0.93		0.93		17
	27.36		820,777	1.24		1.24		1.24		1.03		1.03		19
	9.69		848,513	1.16		1.16		1.16		0.85		0.85		12
	6.80	#	932,204	1.12		1.12		1.12		0.99		0.99		9
	13.99		1,193,721	1.09		1.09		1.09		1.12		1.12		8
	16.35	++	1,364,326	1.06	+	1.06	+	1.06	+	1.22	+	1.22	+	4	++
Common Stock Class C
	(36.30)		15,113	2.03		2.03		2.03		0.06		0.06		17
	26.12		20,592	2.25		2.25		2.25		0.02		0.02		19
	8.74		27,952	2.05		2.05		2.05		(0.03)		(0.03)		12
	5.90	#	36,587	1.97		1.97		1.97		0.16		0.16		9
	13.03		51,460	1.93		1.93		1.93		0.28		0.28		8
	15.83	++	66,374	1.91	+	1.91	+	1.91	+	0.36	+	0.36	+	4	++
Common Stock Class I
	(35.45)		159,157	0.72		0.72		0.72		1.39		1.39		17
	27.91		230,822	0.82		0.82		0.82		1.44		1.44		19
	10.06		244,612	0.83		0.83		0.83		1.17		1.17		12
	7.16	#	382,372	0.78		0.78		0.78		1.36		1.36		9
	14.38		684,658	0.75		0.75		0.75		1.47		1.47		8
	16.53	++	824,206	0.73	+	0.73	+	0.73	+	1.55	+	1.55	+	4	++
Conservative Strategies Class A
	(16.14)		65,919	1.15		1.16		1.16		3.45		3.45		306
	19.51		76,374	1.16		1.16		1.16		3.15		3.15		149
	7.68		91,218	1.15		1.15		1.15		2.05		2.05		326
	3.78		122,315	1.13		1.13		1.13		1.87		1.87		330
	8.78		134,682	1.12		1.12		1.12		1.33		1.33		315
	6.13	++	158,410	1.05	+	1.05	+	1.05	+	1.60	+	1.60	+	185	++
Conservative Strategies Class C
	(16.92)		10,836	1.98		2.00		2.00		2.58		2.58		306
	18.55		16,764	2.02		2.02		2.02		2.22		2.22		149
	6.82		32,056	1.89		1.89		1.89		1.29		1.29		326
	3.01		53,891	1.83		1.83		1.83		1.17		1.17		330
	8.04		70,037	1.81		1.81		1.81		0.65		0.65		315
	5.84	++	78,876	1.80	+	1.80	+	1.80	+	0.85	+	0.85	+	185	++
Conservative Strategies Class I
	2.24	++	4,611	1.08	+	1.08	+	1.26	+	1.84	+	1.66	+	330	++
	8.87		17,882	1.00		1.00		1.00		1.47		1.47		315
	6.29	++	22,257	0.91	+	0.91	+	0.91	+	1.74	+	1.74	+	185	++
Georgia Municipal Bond Class I
	1.76		29,298	0.68		0.69		0.69		3.16		3.16		11
	9.90		28,020	0.69		0.69		0.69		2.96		2.96		21
	2.98		25,251	0.71		0.71		0.71		2.77		2.77		16
	5.07		21,428	0.67		0.67		0.67		2.76		2.76		12
	7.41		18,970	0.68		0.68		0.68		2.61		2.61		5
	(1.44	)++	16,851	0.69	+	0.69	+	0.69	+	2.47	+	2.47	+	4	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Government Securities Class A
	11/30/08	$10.39	$0.46	$0.19	$0.65	$0.47	$—	$0.47	$10.57
	11/30/09	10.57	0.40	0.62	1.02	0.44	—	0.44	11.15
	11/30/10	11.15	0.31	0.31	0.62	0.37	0.23	0.60	11.17
	11/30/11	11.17	0.26	0.05	0.31	0.35	0.41	0.76	10.72
	11/30/12	10.72	0.14	0.28	0.42	0.31	—	0.31	10.83
	05/31/13(U)	10.83	0.06	(0.19)	(0.13)	0.13	0.03	0.16	10.54
Government Securities Class C
	11/30/08	10.38	0.37	0.19	0.56	0.37	—	0.37	10.57
	11/30/09	10.57	0.30	0.63	0.93	0.35	—	0.35	11.15
	11/30/10	11.15	0.22	0.32	0.54	0.28	0.23	0.51	11.18
	11/30/11	11.18	0.18	0.04	0.22	0.27	0.41	0.68	10.72
	11/30/12	10.72	0.05	0.30	0.35	0.23	—	0.23	10.84
	05/31/13(U)	10.84	0.02	(0.21)	(0.19)	0.08	0.03	0.11	10.54
Government Securities Class I
	11/30/08	10.39	0.50	0.18	0.68	0.50	—	0.50	10.57
	11/30/09	10.57	0.44	0.61	1.05	0.47	—	0.47	11.15
	11/30/10	11.15	0.34	0.30	0.64	0.39	0.23	0.62	11.17
	11/30/11	11.17	0.29	0.04	0.33	0.37	0.41	0.78	10.72
	11/30/12	10.72	0.16	0.28	0.44	0.33	—	0.33	10.83
	05/31/13(U)	10.83	0.07	(0.19)	(0.12)	0.14	0.03	0.17	10.54
Growth Leaders Class A
	11/30/08	13.29	(0.04)	(4.44)	(4.48)	—	0.39	0.39	8.42
	11/30/09	8.42	0.01	2.29	2.30	—	—	—	10.72
	11/30/10	10.72	0.02	0.77	0.79	0.01	—	0.01	11.50
	11/30/11	11.50	—	0.66	0.66	0.01	—	0.01	12.15
	11/30/12	12.15	0.01	0.63	0.64	—	—	—	12.79
	05/31/13(U)	12.79	0.03	1.30	1.33	—	0.50	0.50	13.62
Growth Leaders Class C
	11/30/08	12.86	(0.20)	(4.25)	(4.45)	—	0.39	0.39	8.02
	11/30/09	8.02	(0.10)	2.17	2.07	—	—	—	10.09
	11/30/10	10.09	(0.11)	0.71	0.60	—	—	—	10.69
	11/30/11	10.69	(0.16)	0.62	0.46	—	—	—	11.15
	11/30/12	11.15	(0.20)	0.58	0.38	—	—	—	11.53
	05/31/13(U)	11.53	(0.14)	1.16	1.02	—	0.50	0.50	12.05
Growth Leaders Class I
	11/30/08	13.31	(0.10)	(4.63)	(4.73)	—	0.39	0.39	8.19
	11/30/09	8.19	0.02	2.23	2.25	—	—	—	10.44
	11/30/10	10.44	0.03	0.75	0.78	—	—	—	11.22
	11/30/11	11.22	0.03	0.64	0.67	0.03	—	0.03	11.86
	11/30/12	11.86	0.04	0.62	0.66	—	—	—	12.52
	05/31/13(U)	12.52	0.04	1.26	1.30	—	0.50	0.50	13.32

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses		Ratio of expenses to			Ratio of net investment
			Net assets at	Ratio of		to average net		average net assets before		Ratio of net	income (loss) to average net
Fund/	Total		end of	expenses to		assets before		contractual and		investment income	assets before contractual and	Portfolio
Share	return		period (000	average net		custodian fee		voluntary expense		(loss) to average	voluntary expense	turnover
Class	(%)*		omitted)	assets (%)		credits (%)**		reimbursements (%)***		net assets (%)	reimbursements (%)***	rate (%)
Government Securities Class A
	6.36		$394,255	0.95		0.96		0.96		4.43	4.43	458
	9.83		606,365	0.91		0.91		0.91		3.67	3.67	283
	5.85		630,098	0.83		0.83		0.83		2.82	2.82	649
	2.99		677,462	0.80		0.80		0.80		2.42	2.42	688
	3.94		791,599	0.81		0.81		0.81		1.29	1.29	581
	(1.27	)++	653,403	0.83	+	0.83	+	0.83	+	1.17 +	1.17 +	512	++
Government Securities Class C
	5.47		15,695	1.84		1.85		1.85		3.54	3.54	458
	8.91		68,428	1.71		1.71		1.71		2.75	2.75	283
	5.08		91,383	1.59		1.59		1.59		2.03	2.03	649
	2.11		84,985	1.59		1.59		1.59		1.65	1.65	688
	3.26		120,709	1.59		1.59		1.59		0.50	0.50	581
	(1.76	)++	99,653	1.62	+	1.62	+	1.62	+	0.37 +	0.37 +	512	++
Government Securities Class I
	6.73		103,801	0.60		0.60		0.60		4.78	4.78	458
	10.18		96,802	0.63		0.63		0.63		4.02	4.02	283
	6.12		82,552	0.60		0.60		0.60		3.07	3.07	649
	3.22		69,001	0.57		0.57		0.57		2.71	2.71	688
	4.21		145,869	0.57		0.57		0.57		1.52	1.52	581
	(1.14	)++	115,908	0.59	+	0.59	+	0.59	+	1.40 +	1.40 +	512	++
Growth Leaders Class A
	(34.72)		17,966	1.45		1.47		1.64		(0.31)	(0.48)	34
	27.32		30,438	1.59		1.59		1.67		0.14	0.06	42
	7.36		30,853	1.59		1.59		1.59		0.17	0.17	41
	5.77		24,510	1.58		1.58		1.58		(0.01)	(0.01)	27
	5.27		20,548	1.58		1.58		1.59		0.05	0.04	53
	10.78	++	20,140	1.45	+	1.45	+	1.60	+	0.45 +	0.30 +	95	++
Growth Leaders Class C
	(35.68)		1,729	2.92		2.94		3.10		(1.78)	(1.95)	34
	25.81		2,533	2.83		2.83		2.92		(1.10)	(1.19)	42
	5.95		2,321	2.88		2.88		2.88		(1.11)	(1.11)	41
	4.30		1,509	2.99		2.99		2.99		(1.42)	(1.42)	27
	3.41		1,275	3.40		3.40		3.40		(1.76)	(1.76)	53
	9.21	++	1,215	4.28	+	4.28	+	4.28	+	(2.38)+	(2.38)+	95	++
Growth Leaders Class I
	(36.60)		4,026	2.16		2.17		2.34		(1.04)	(1.20)	34
	27.47		3,191	1.54		1.54		1.58		0.21	0.18	42
	7.49		3,466	1.45		1.45		1.45		0.33	0.33	41
	5.96		4,765	1.38		1.38		1.38		0.23	0.23	27
	5.56		5,414	1.31		1.31		1.31		0.34	0.34	53
	10.81	++	5,267	1.28	+	1.28	+	1.28	+	0.62 +	0.62 +	95	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
International Equity Class A
	11/30/08	$23.71	$0.23	$(10.65)	$(10.42)	$0.20	$1.98	$2.18	$11.11
	11/30/09	11.11	0.13	4.34	4.47	0.22	—	0.22	15.36
	11/30/10	15.36	0.12	1.00	1.12	0.17	—	0.17	16.31
	11/30/11	16.31	0.19	(1.15)	(0.96)	0.32	—	0.32	15.03
	11/30/12	15.03	0.18	0.98	1.16	0.16	—	0.16	16.03
	05/31/13(U)	16.03	0.15	1.58	1.73	0.14	—	0.14	17.62
International Equity Class C
	11/30/08	23.11	0.03	(10.35)	(10.32)	0.01	1.98	1.99	10.80
	11/30/09	10.80	(0.05)	4.24	4.19	0.01	—	0.01	14.98
	11/30/10	14.98	(0.10)	0.97	0.87	—	—	—	15.85
	11/30/11	15.85	(0.05)	(1.11)	(1.16)	0.10	—	0.10	14.59
	11/30/12	14.59	(0.06)	0.96	0.90	—	—	—	15.49
	05/31/13(U)	15.49	0.01	1.52	1.53	0.01	—	0.01	17.01
International Equity Class I
	11/30/08	23.74	0.29	(10.63)	(10.34)	0.32	1.98	2.30	11.10
	11/30/09	11.10	0.17	4.31	4.48	0.28	—	0.28	15.30
	11/30/10	15.30	0.17	1.00	1.17	0.21	—	0.21	16.26
	11/30/11	16.26	0.23	(1.13)	(0.90)	0.37	—	0.37	14.99
	11/30/12	14.99	0.26	0.98	1.24	0.24	—	0.24	15.99
	05/31/13(U)	15.99	0.20	1.56	1.76	0.23	—	0.23	17.52
Mid Cap Class A
	11/30/08	19.66	(0.15)	(8.85)	(9.00)	—	—	—	10.66
	11/30/09	10.66	(0.08)	2.88	2.80	—	—	—	13.46
	11/30/10	13.46	(0.09)	2.79	2.70	—	—	—	16.16
	11/30/11	16.16	(0.11)	1.83	1.72	—	—	—	17.88
	11/30/12	17.88	(0.09)	1.60	1.51	—	—	—	19.39
	05/31/13(U)	19.39	(0.01)	3.11	3.10	—	—	—	22.49
Mid Cap Class C
	11/30/08	17.82	(0.31)	(7.95)	(8.26)	—	—	—	9.56
	11/30/09	9.56	(0.25)	2.55	2.30	—	—	—	11.86
	11/30/10	11.86	(0.28)	2.43	2.15	—	—	—	14.01
	11/30/11	14.01	(0.30)	1.58	1.28	—	—	—	15.29
	11/30/12	15.29	(0.28)	1.37	1.09	—	—	—	16.38
	05/31/13(U)	16.38	(0.12)	2.62	2.50	—	—	—	18.88
Mid Cap Class I
	11/30/08	19.69	(0.07)	(8.90)	(8.97)	—	—	—	10.72
	11/30/09	10.72	(0.04)	2.89	2.85	—	—	—	13.57
	11/30/10	13.57	(0.04)	2.83	2.79	—	—	—	16.36
	11/30/11	16.36	(0.05)	1.85	1.80	—	—	—	18.16
	11/30/12	18.16	(0.04)	1.62	1.58	—	—	—	19.74
	05/31/13(U)	19.74	0.03	3.17	3.20	—	—	—	22.94

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses		Ratio of expenses to			Ratio of net investment
				Ratio of		to average net		average net assets before		Ratio of net	income (loss) to average net
Fund/			Net assets at	expenses to		assets before		contractual and		investment income	assets before contractual and	Portfolio
Share	Total return		end of period	average net		custodian fee		voluntary expense		(loss) to average	voluntary expense	turnover
Class	(%)*		(000 omitted)	assets (%)		credits (%)**		reimbursements (%)***		net assets (%)	reimbursements (%)***	rate (%)
International Equity Class A
	(48.11)		$114,641	1.45		1.45		1.45		1.31	1.31	43
	40.97		148,091	1.60		1.60		1.60		1.05	1.05	17
	7.35		151,462	1.45		1.45		1.45		0.77	0.77	20
	(6.11)		111,332	1.43		1.43		1.43		1.16	1.16	28
	7.84		106,173	1.49		1.49		1.49		1.17	1.17	37
	10.82	++	109,990	1.46	+	1.46	+	1.46	+	1.73 +	1.73 +	40	++
International Equity Class C
	(48.58)		3,363	2.42		2.43		2.43		0.15	0.15	43
	38.87		3,622	3.10		3.10		3.10		(0.41)	(0.41)	17
	5.81		3,736	2.89		2.89		2.89		(0.68)	(0.68)	20
	(7.42)		3,207	2.89		2.89		2.89		(0.30)	(0.30)	28
	6.17		2,953	3.05		3.05		3.05		(0.40)	(0.40)	37
	9.87	++	3,257	3.09	+	3.09	+	3.09	+	0.16 +	0.16 +	40	++
International Equity Class I
	(47.92)		5,596	1.03		1.04		1.04		1.61	1.61	43
	41.33		7,646	1.34		1.34		1.34		1.34	1.34	17
	7.74		8,218	1.08		1.08		1.08		1.13	1.13	20
	(5.77)		26,691	1.05		1.05		1.05		1.42	1.42	28
	8.45		27,887	0.94		0.94		0.94		1.72	1.72	37
	11.09	++	30,502	0.91	+	0.91	+	0.91	+	2.33 +	2.33 +	40	++
Mid Cap Class A
	(45.78)		70,098	1.44		1.45		1.45		(0.86)	(0.86)	82
	26.27		74,507	1.67		1.67		1.67		(0.67)	(0.67)	63
	20.06		85,756	1.50		1.50		1.50		(0.64)	(0.64)	33
	10.64	#	86,126	1.43		1.43		1.43		(0.61)	(0.61)	42
	8.45		83,753	1.41		1.41		1.41		(0.49)	(0.49)	25
	15.99	++#	112,478	1.39	+	1.39	+	1.39	+	(0.13)+	(0.13)+	27	++
Mid Cap Class C
	(46.35)		2,203	2.57		2.57		2.57		(1.99)	(1.99)	82
	24.06		2,383	3.36		3.36		3.36		(2.35)	(2.35)	63
	18.13		2,689	3.07		3.07		3.07		(2.21)	(2.21)	33
	9.14	#	3,724	2.80		2.80		2.80		(1.98)	(1.98)	42
	7.13		3,534	2.64		2.64		2.64		(1.73)	(1.73)	25
	15.26	++#	11,471	2.57	+	2.57	+	2.57	+	(1.30)+	(1.30)+	27	++
Mid Cap Class I
	(45.56)		4,551	0.98		0.99		0.99		(0.40)	(0.40)	82
	26.59		5,611	1.36		1.36		1.36		(0.36)	(0.36)	63
	20.56		6,543	1.10		1.10		1.10		(0.25)	(0.25)	33
	11.00	#	7,086	1.09		1.09		1.09		(0.28)	(0.28)	42
	8.70		6,981	1.12		1.12		1.12		(0.20)	(0.20)	25
	16.21	++#	25,142	0.99	+	0.99	+	0.99	+	0.25 +	0.25 +	27	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	of period
Short Maturity Government Class A
	11/30/08	$9.04	$0.37	$0.02	$0.39	$0.40	$—	$—	$0.40	$9.03
	11/30/09	9.03	0.26	0.37	0.63	0.32	—	—	0.32	9.34
	11/30/10	9.34	0.16	0.04	0.20	0.25	—	—	0.25	9.29
	11/30/11	9.29	0.11	0.01	0.12	0.21	—	—	0.21	9.20
	11/30/12	9.20	0.06	(0.02)	0.04	0.18	—	—	0.18	9.06
	05/31/13(U)	9.06	0.01	(0.05)	(0.04)	0.08	—	—	0.08	8.94
Short Maturity Government Class S
	11/30/08	9.04	0.33	0.02	0.35	0.36	—	—	0.36	9.03
	11/30/09	9.03	0.21	0.38	0.59	0.28	—	—	0.28	9.34
	11/30/10	9.34	0.12	0.04	0.16	0.21	—	—	0.21	9.29
	11/30/11	9.29	0.07	0.01	0.08	0.17	—	—	0.17	9.20
	11/30/12	9.20	0.02	(0.01)	0.01	0.14	—	—	0.14	9.07
	05/31/13(U)	9.07	—	(0.06)	(0.06)	0.06	—	—	0.06	8.95
Small Company Class A
	11/30/08	8.20	(0.03)	(2.60)	(2.63)	—	0.81	0.01	0.82	4.75
	11/30/09	4.75	(0.02)	1.22	1.20	—	—	—	—	5.95
	11/30/10	5.95	(0.02)	1.35	1.33	—	—	—	—	7.28
	11/30/11	7.28	(0.04)	0.71	0.67	—	—	—	—	7.95
	11/30/12	7.95	—	0.70	0.70	—	0.69	—	0.69	7.96
	05/31/13(U)	7.96	—	1.19	1.19	—	1.67	—	1.67	7.48
Small Company Class C
	11/30/08	7.64	(0.08)	(2.39)	(2.47)	—	0.81	0.01	0.82	4.35
	11/30/09	4.35	(0.05)	1.11	1.06	—	—	—	—	5.41
	11/30/10	5.41	(0.07)	1.23	1.16	—	—	—	—	6.57
	11/30/11	6.57	(0.09)	0.64	0.55	—	—	—	—	7.12
	11/30/12	7.12	(0.05)	0.61	0.56	—	0.69	—	0.69	6.99
	05/31/13(U)	6.99	(0.02)	1.02	1.00	—	1.67	—	1.67	6.32
Small Company Class I
	11/30/08	8.21	—	(2.61)	(2.61)	—	0.81	0.01	0.82	4.78
	11/30/09	4.78	0.01	1.23	1.24	—	—	—	—	6.02
	11/30/10	6.02	0.01	1.37	1.38	—	—	—	—	7.40
	11/30/11	7.40	—	0.71	0.71	—	—	—	—	8.11
	11/30/12	8.11	0.02	0.72	0.74	—	0.69	—	0.69	8.16
	05/31/13(U)	8.16	0.01	1.23	1.24	0.04	1.67	—	1.71	7.69

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses		Ratio of expenses to			Ratio of net investment
			Net assets at	Ratio of		to average net		average net assets before		Ratio of net	income (loss) to average net
Fund/	Total		end of	expenses to		assets before		contractual and		investment income	assets before contractual and	Portfolio
Share	return		period (000	average net		custodian fee		voluntary expense		(loss) to average	voluntary expense	turnover
Class	(%)*		omitted)	assets (%)		credits (%)**		reimbursements (%)***		net assets (%)	reimbursements (%)***	rate (%)
Short Maturity Government Class A
	4.43		$178,815	1.03		1.04		1.04		4.03	4.03	58
	7.05		778,020	0.93		0.93		0.93		2.85	2.85	52
	2.12		1,068,841	0.84		0.84		0.84		1.76	1.76	47
	1.27		887,005	0.84		0.84		0.84		1.19	1.19	42
	0.40		554,187	0.86		0.86		0.86		0.65	0.65	27
	(0.48	)++	396,922	0.90	+	0.90	+	0.90	+	0.28 +	0.28 +	8	++
Short Maturity Government Class S
	3.95		37,624	1.44		1.45		1.45		3.59	3.59	58
	6.61		1,077,049	1.34		1.34		1.34		2.26	2.26	52
	1.70		2,495,441	1.26		1.26		1.26		1.30	1.30	47
	0.85		2,068,558	1.25		1.25		1.25		0.79	0.79	42
	0.11		1,535,093	1.25		1.25		1.25		0.27	0.27	27
	(0.66	)++	1,091,236	1.20	+	1.20	+	1.27	+	(0.01)+	(0.09)+	8	++
Small Company Class A
	(35.47)		721,874	1.22		1.22		1.22		(0.48)	(0.48)	45
	25.26		1,047,330	1.28		1.28		1.28		(0.31)	(0.31)	30
	22.35		1,122,623	1.17		1.17		1.17		(0.37)	(0.37)	32
	9.20		1,093,043	1.10		1.10		1.10		(0.44)	(0.44)	37
	9.63		815,661	1.14		1.14		1.14		(0.05)	(0.05)	33
	18.34	++	756,357	1.22	+	1.22	+	1.22	+	(0.10)+	(0.10)+	8	++
Small Company Class C
	(36.04)		113,843	1.99		1.99		1.99		(1.25)	(1.25)	45
	24.37		153,790	2.12		2.12		2.12		(1.14)	(1.14)	30
	21.44		166,931	1.93		1.93		1.93		(1.14)	(1.14)	32
	8.37		153,765	1.85		1.85		1.85		(1.20)	(1.20)	37
	8.70		119,594	1.89		1.89		1.89		(0.79)	(0.79)	33
	18.06	++	118,539	1.94	+	1.94	+	1.94	+	(0.82)+	(0.82)+	8	++
Small Company Class I
	(35.16)		154,663	0.82		0.83		0.83		(0.02)	(0.02)	45
	25.94		624,302	0.76		0.76		0.76		0.19	0.19	30
	22.92		924,047	0.72		0.72		0.72		0.08	0.08	32
	9.59		1,153,094	0.68		0.68		0.68		(0.03)	(0.03)	37
	9.96		523,540	0.79		0.79		0.79		0.31	0.31	33
	18.59	++	367,762	0.82	+	0.82	+	0.82	+	0.32 +	0.32 +	8	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	of period
Sustainable Core Opportunities Class A
	06/30/08	$15.31	$0.03	$(2.45)	$(2.42)	$0.04	$—	$—	$0.04	$12.85
	11/30/08(B)	12.85	0.02	(4.27)	(4.25)	—	—	—	—	8.60
	11/30/09	8.60	0.04	2.29	2.33	0.04	—	—	0.04	10.89
	11/30/10	10.89	0.04	1.03	1.07	0.04	—	—	0.04	11.92
	11/30/11	11.92	0.06	0.63	0.69	0.04	—	—	0.04	12.57
	11/30/12	12.57	0.09	1.66	1.75	0.06	—	—	0.06	14.26
	05/31/13(U)	14.26	0.06	2.31	2.37	0.11	—	—	0.11	16.52
Sustainable Core Opportunities Class I
	06/30/08	15.34	0.08	(2.44)	(2.36)	0.13	—	—	0.13	12.85
	11/30/08(B)	12.85	0.04	(4.26)	(4.22)	—	—	—	—	8.63
	11/30/09	8.63	0.09	2.30	2.39	0.07	—	—	0.07	10.95
	11/30/10	10.95	0.08	1.03	1.11	0.09	—	—	0.09	11.97
	11/30/11	11.97	0.10	0.64	0.74	0.09	—	—	0.09	12.62
	11/30/12	12.62	0.13	1.67	1.80	0.11	—	—	0.11	14.31
	05/31/13(U)	14.31	0.07	2.31	2.38	0.14	—	—	0.14	16.55
Sustainable Mid Cap Opportunities Class A
	06/30/08	18.58	(0.23)	(1.67)	(1.90)	—	—	—	—	16.68
	11/30/08(B)	16.68	(0.06)	(7.26)	(7.32)	—	—	—	—	9.36
	11/30/09	9.36	(0.09)	2.71	2.62	—	0.60	—	0.60	11.38
	11/30/10	11.38	(0.08)	2.70	2.62	—	—	—	—	14.00
	11/30/11	14.00	(0.09)	1.52	1.43	—	—	—	—	15.43
	11/30/12	15.43	(0.07)	0.87	0.80	—	—	—	—	16.23
	05/31/13(U)	16.23	(0.01)	2.49	2.48	—	0.68	—	0.68	18.03
Sustainable Mid Cap Opportunities Class I
	06/30/08	19.48	(0.14)	(1.77)	(1.91)	—	—	—	—	17.57
	11/30/08(B)	17.57	(0.08)	(7.65)	(7.73)	—	—	—	—	9.84
	11/30/09	9.84	(0.23)	2.81	2.58	—	0.60	—	0.60	11.82
	11/30/10	11.82	(0.18)	2.79	2.61	—	—	—	—	14.43
	11/30/11	14.43	(0.10)	1.59	1.49	—	—	—	—	15.92
	11/30/12	15.92	(0.06)	0.88	0.82	—	—	—	—	16.74
	05/31/13(U)	16.74	0.01	2.58	2.59	—	0.68	—	0.68	18.65

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses		Ratio of expenses to			Ratio of net investment
				Ratio of		to average net		average net assets before		Ratio of net	income (loss) to average net
Fund/	Total		Net assets at	expenses to		assets before		contractual and		investment income	assets before contractual and	Portfolio
Share	return		end of period	average net		custodian fee		voluntary expense		(loss) to average	voluntary expense	turnover
Class	(%)*		(000 omitted)	assets (%)		credits (%)**		reimbursements (%)***		net assets (%)	reimbursements (%)***	rate (%)
Sustainable Core Opportunities Class A
	(15.84)		$251,146	1.21		1.21		1.37		0.18	0.02	82
	(33.07	)++	157,704	1.27	+	1.28	+	1.35	+	0.48 +	0.41 +	6	++
	27.27		180,582	1.47		1.47		1.50		0.39	0.36	12
	9.80		179,907	1.35		1.35		1.35		0.34	0.34	11
	5.79		172,858	1.34		1.34		1.34		0.45	0.45	7
	14.00		182,345	1.32		1.32		1.32		0.66	0.66	4
	16.68	++	204,313	1.28	+	1.28	+	1.28	+	0.75 +	0.75 +	6	++
Sustainable Core Opportunities Class I
	(15.50)		60,428	0.80		0.80		0.93		0.57	0.44	82
	(32.84	)++	11,347	0.76	+	0.76	+	0.85	+	0.93 +	0.84 +	6	++
	27.99		11,189	0.86		0.86		0.96		1.00	0.90	12
	10.18		10,479	0.95		0.95		0.95		0.73	0.73	11
	6.15		8,483	1.00		1.00		1.00		0.79	0.79	7
	14.38		8,194	1.04		1.04		1.04		0.94	0.94	4
	16.79	++	9,365	1.08	+	1.08	+	1.08	+	0.95 +	0.95 +	6	++
Sustainable Mid Cap Opportunities Class A
	(10.23)		164,005	1.75		1.75		1.77		(1.30)	(1.32)	113
	(43.88	)++	87,026	1.45	+	1.45	+	1.45	+	(1.01)+	(1.01)+	39	++
	29.99		100,590	1.61		1.61		1.61		(0.94)	(0.94)	29
	23.02		110,749	1.42		1.42		1.42		(0.64)	(0.64)	11
	10.21		109,185	1.39		1.39		1.39		(0.62)	(0.62)	8
	5.18		104,293	1.41		1.41		1.41		(0.45)	(0.45)	117
	15.85	++	116,219	1.38	+	1.38	+	1.38	+	(0.13)+	(0.13)+	22	++
Sustainable Mid Cap Opportunities Class I
	(9.80)		2,012	1.20		1.20		1.20		(0.78)	(0.78)	113
	(44.00	)++	975	1.74	+	1.75	+	1.75	+	(1.31)+	(1.31)+	39	++
	28.00		1,119	2.85		2.85		2.85		(2.18)	(2.18)	29
	22.08		1,767	2.14		2.14		2.26		(1.37)	(1.49)	11
	10.33		1,805	1.38		1.38		1.76		(0.62)	(0.99)	8
	5.15		8,351	1.33		1.33		1.33		(0.36)	(0.36)	117
	16.03	++	9,599	1.16	+	1.16	+	1.16	+	0.10 +	0.10 +	22	++

The accompanying notes are an integral part of the financial statements.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Fund/Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Total Return Bond Class A
	11/30/11(A)	$10.00	$0.24	$0.18	$0.42	$0.28	$—	$0.28	$10.14
	11/30/12	10.14	0.21	1.01	1.22	0.25	0.18	0.43	10.93
	05/31/13(U)	10.93	0.11	(0.01)	0.10	0.13	0.25	0.38	10.65
Total Return Bond Class C
	11/30/11(A)	10.00	0.23	0.18	0.41	0.28	—	0.28	10.13
	11/30/12	10.13	0.17	1.02	1.19	0.23	0.18	0.41	10.91
	05/31/13(U)	10.91	0.08	(0.02)	0.06	0.10	0.25	0.35	10.62
Total Return Bond Class I
	11/30/11(A)	10.00	0.25	0.19	0.44	0.30	—	0.30	10.14
	11/30/12	10.14	0.23	1.02	1.25	0.27	0.18	0.45	10.94
	05/31/13(U)	10.94	0.12	(0.02)	0.10	0.14	0.25	0.39	10.65

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.

** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian, if applicable.

*** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3), if applicable.

+ Annualized.

++ Not Annualized.

(A) Commenced operations December 17, 2010.

(B) The fiscal year end for the Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Mid Cap Opportunities Fund changed from June 30th to November 30th following the June 30, 2008 Annual Report. Information for the Sentinel Sustainable Core Opportunities Fund prior to April 5, 2008 is based on the predecessor Citizens Value Fund, and information for the Sentinel Sustainable Mid Cap Opportunities Fund prior to April 5, 2008 is based on the predecessor Citizens Emerging Growth Fund.

(U) Unaudited.

# Includes the impact of proceeds received and credited to the Funds resulting from class action settlements, which enhanced the performance for the Sentinel Common Stock Fund Class A by 0.04%, Sentinel Common Stock Fund Class C by 0.07%, Sentinel Common Stock Fund Class I by 0.04%, Sentinel Mid Cap Fund Class A by 0.08%, Sentinel Mid Cap Fund Class C by 0.08% and Sentinel Mid Cap Fund Class I by 0.06% for the fiscal year ended November 30, 2011; Sentinel Capital Growth Fund Class A by 0.16%, Sentinel Capital Growth Fund Class C by 0.17% and Sentinel Capital Growth Fund Class I by 0.16% for the fiscal year ended November 30, 2012; and Sentinel Mid Cap Fund Class A by 0.05%, Sentinel Mid Cap Fund Class C by 0.06% and Sentinel Mid Cap Fund Class I by 0.05% for the fiscal six months ended May 31, 2013.

Per share net investment (income) loss and net realized and unrealized gains (losses) for each Fund are calculated utilizing the average shares method unless otherwise noted.

Amounts designated as “-” are either zero or represent less than $0.005 or $(0.005).

See notes to Financial Highlights at the end of the schedule.

				Ratios/Supplemental Data
						Ratio of expenses		Ratio of expenses to				Ratio of net investment
				Ratio of		to average net		average net assets before		Ratio of net		income (loss) to average net
	Total		Net assets at	expenses to		assets before		contractual and		investment income		assets before contractual and		Portfolio
Fund/Share	return		end of period	average net		custodian fee		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*		(000 omitted)	assets (%)		credits (%)**		reimbursements (%)***		net assets (%)		reimbursements (%)***		rate (%)
Total Return Bond Class A
	4.28	++	$23,856	0.95	+	0.95	+	0.95	+	2.46	+	2.46	+	784	++
	12.34		111,263	0.94		0.94		0.96		2.00		1.98		915
	0.88	++	124,060	0.89	+	0.89	+	0.97	+	2.10	+	2.02	+	373	++
Total Return Bond Class C
	4.16	++	14,205	1.04	+	1.04	+	1.04	+	2.40	+	2.40	+	784	++
	12.02		29,323	1.35		1.35		1.37		1.62		1.60		915
	0.53	++	28,794	1.41	+	1.41	+	1.49	+	1.57	+	1.49	+	373	++
Total Return Bond Class I
	4.40	++	11,070	0.82	+	0.82	+	0.82	+	2.60	+	2.60	+	784	++
	12.59		22,792	0.77		0.77		0.79		2.20		2.19		915
	0.85	++	23,151	0.75	+	0.75	+	0.83	+	2.23	+	2.15	+	373	++

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

(1) Organization:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fourteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Short Maturity Government Fund	Class A and Class S
Sentinel Small Company Fund	Class A, Class C and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

Notes to Financial Statements

B. Fair Value Measurement:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-4 to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. Management has evaluated the implications of these changes on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)         Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)         Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)         The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•                  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non-exchange traded derivatives and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•                  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

Notes to Financial Statements

The fair value measurements as of May 31, 2013 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$—	$3,035,060	$—	$3,035,060
Corporate Bonds	—	26,635,051	—	26,635,051
Corporate Short-Term Notes	—	4,999,975	—	4,999,975
Domestic Common Stocks	182,567,917	—	—	182,567,917
Domestic Exchange Traded Funds	2,133,300	—	—	2,133,300
Foreign Stocks & ADR’s	7,254,450	—	—	7,254,450
Institutional Money Market Funds	—	13,666,482	—	13,666,482
Mortgage-Backed Securities	—	29,895,009	—	29,895,009
U.S. Treasury Obligations	—	14,435,426	—	14,435,426
Totals	$191,955,667	$92,667,003	$—	$284,622,670

Capital Growth:
Domestic Common Stocks	$103,605,839	$—	$—	$103,605,839
Foreign Stocks & ADR’s:
Switzerland	—	1,143,992	—	1,143,992
All Other Foreign Stocks & ADR’s	2,121,637	—	—	2,121,637
Institutional Money Market Funds	—	1,938,811	—	1,938,811
Totals	$105,727,476	$3,082,803	$—	$108,810,279

Common Stock:
Agency Discount Notes	$—	$26,764,727	$—	$26,764,727
Corporate Short-Term Notes	—	19,999,711	—	19,999,711
Domestic Common Stocks	2,094,317,643	—	—	2,094,317,643
Domestic Exchange Traded Funds	14,769,000	—	—	14,769,000
Foreign Stocks & ADR’s	80,168,472	—	—	80,168,472
Institutional Money Market Funds	—	16,180,613	—	16,180,613
Totals	$2,189,255,115	$62,945,051	$—	$2,252,200,166

Conservative Strategies:
Collateralized Mortgage Obligations	$—	$3,022,282	$—	$3,022,282
Corporate Bonds	—	68,801,164	—	68,801,164
Domestic Common Stocks	91,237,475	—	—	91,237,475
Foreign Stocks & ADR’s:
China	579,840	—	—	579,840
France	—	1,310,210	—	1,310,210
Hong Kong	—	727,817	—	727,817
Japan	—	1,635,976	—	1,635,976
Netherlands	500,623	—	—	500,623
Singapore	—	484,371	—	484,371
South Africa	—	724,105	—	724,105
South Korea	—	404,208	—	404,208
Spain	—	638,038	—	638,038
Switzerland	861,120	2,685,949	—	3,547,069
United Kingdom	—	2,086,778	—	2,086,778
Institutional Money Market Funds	—	29,656,954	—	29,656,954
Mortgage-Backed Securities	—	30,684,406	—	30,684,406
U.S. Treasury Obligations	—	20,003,231	—	20,003,231
Totals	$93,179,058	$162,865,489	$—	$256,044,547

Georgia Municipal Bond:
Institutional Money Market Funds	$—	$1,486,200	$—	$1,486,200
Municipal Bonds	—	15,798,128	—	15,798,128
Totals	$—	$17,284,328	$—	$17,284,328

Government Securities:
Collateralized Mortgage Obligations	$—	$422,357,054	$—	$422,357,054
Institutional Money Market Funds	—	70,757,197	—	70,757,197
Mortgage-Backed Securities	—	416,619,685	—	416,619,685
Totals	$—	$909,733,936	$—	$909,733,936

Growth Leaders:
Domestic Common Stocks	$24,024,565	$—	$—	$24,024,565
Foreign Stocks & ADR’s	1,950,413	—	—	1,950,413
Institutional Money Market Funds	—	691,412	—	691,412
Totals	$25,974,978	$691,412	$—	$26,666,390

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
International Equity:
Domestic Common Stocks	$6,196,600	$—	$—	$6,196,600
Foreign Stocks & ADR’s:
Australia	—	1,958,799	—	1,958,799
Brazil	1,985,280	1,967,971	—	3,953,251
China	2,029,440	1,470,700	—	3,500,140
France	1,744,750	16,685,775	—	18,430,525
Germany	—	11,212,470	—	11,212,470
Hong Kong	—	7,833,671	—	7,833,671
India	—	3,148,787	—	3,148,787
Italy	—	3,170,174	—	3,170,174
Japan	—	13,821,656	—	13,821,656
Luxembourg	—	3,119,399	—	3,119,399
Netherlands	2,190,226	—	—	2,190,226
Singapore	—	1,937,484	—	1,937,484
South Africa	—	2,534,366	—	2,534,366
South Korea	—	2,694,720	—	2,694,720
Spain	—	3,721,888	—	3,721,888
Sweden	—	1,523,382	—	1,523,382
Switzerland	—	20,443,905	—	20,443,905
United Kingdom	—	28,916,875	—	28,916,875
Institutional Money Market Funds	—	3,485,099	—	3,485,099
Totals	$14,146,296	$129,647,121	$—	$143,793,417

Mid Cap:
Domestic Common Stocks	$140,470,728	$—	$—	$140,470,728
Foreign Stocks & ADR’s	4,573,065	—	—	4,573,065
Institutional Money Market Funds	—	6,158,648	—	6,158,648
Real Estate Investment Trusts	2,263,974	—	—	2,263,974
Totals	$147,307,767	$6,158,648	$—	$153,466,415

Short Maturity Government:
Collateralized Mortgage Obligations	$—	$1,268,471,539	$—	$1,268,471,539
Institutional Money Market Funds	—	29,672,055	—	29,672,055
Mortgage-Backed Securities	—	200,033,276	—	200,033,276
Totals	$—	$1,498,176,870	$—	$1,498,176,870

Small Company:
Domestic Common Stocks	$1,128,357,055	$—	$—	$1,128,357,055
Foreign Stocks & ADR’s	18,320,850	—	—	18,320,850
Institutional Money Market Funds	—	60,876,317	—	60,876,317
Real Estate Investment Trusts	44,396,101	—	—	44,396,101
Totals	$1,191,074,006	$60,876,317	$—	$1,251,950,323

Sustainable Core Opportunities:
Domestic Common Stocks	$203,546,757	$—	$—	$203,546,757
Foreign Stocks & ADR’s	4,037,540	—	—	4,037,540
Institutional Money Market Funds	—	5,933,510	—	5,933,510
Totals	$207,584,297	$5,933,510	$—	$213,517,807

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$114,888,059	$—	$—	$114,888,059
Foreign Stocks & ADR’s	3,898,311	—	—	3,898,311
Institutional Money Market Funds	—	6,265,316	—	6,265,316
Real Estate Investment Trusts	1,922,082	—	—	1,922,082
Totals	$120,708,452	$6,265,316	$—	$126,973,768

Total Return Bond:
Collateralized Mortgage Obligations	$—	$3,080,302	$—	$3,080,302
Corporate Bonds	—	92,804,817	—	92,804,817
Institutional Money Market Funds	—	24,183,783	—	24,183,783
Mortgage-Backed Securities	—	41,471,287	—	41,471,287
U.S. Treasury Obligations	—	14,570,040	—	14,570,040
Totals	$—	$176,110,229	$—	$176,110,229

Derivatives:
Conservative Strategies:
Futures Contracts	$92,483	$—	$—	$92,483

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications. There was no reportable Fair Value Level 3 activity for the fiscal six months ended May 31, 2013.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended May 31, 2013.

Notes to Financial Statements

C. Securities Transactions and Related Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2) on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses, the expiration of capital loss carry forwards to paid-in capital and returns of capital from underlying investments. No estimated reclassifications were made to reflect these differences as of May 31, 2013.

E. Dollar Rolls:

Sentinel Balanced Fund, Sentinel Conservative Strategies Fund, Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel Total Return Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended May 31, 2013.

F. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements. As of May 31, 2013, the Funds did not have any unrecognized tax benefits.

G. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

H. Forward Foreign Currency Contracts:

Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund, Sentinel Growth Leaders Fund, Sentinel International Equity Fund, Sentinel Mid Cap Fund, Sentinel Mid Cap II Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Mid Cap Opportunities Fund and Sentinel Total Return Bond Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended May 31, 2013.

I. Options Contracts:

Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund, Sentinel Growth Leaders Fund, Sentinel International Equity Fund, Sentinel Mid Cap Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Mid Cap Opportunities Fund may enter into options contracts.

Notes to Financial Statements

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended May 31, 2013, the Sentinel Capital Growth Fund purchased put options on specific individual securities for the purpose of managing the Fund’s volatility by hedging the downside risk of a significant market decline in those individual securities over a short period of time.

At May 31, 2013, none of the Funds had open options contracts.

The following table summarizes the amounts of realized and unrealized gains and losses on options contracts recognized in the Fund’s earnings during the fiscal six months ended May 31, 2013 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

		Location of Realized and			Net Change in Unrealized
Sentinel	Purpose and Primary	Unrealized Gain (Loss) on the	Net Realized		Appreciation
Fund	Underlying Risk Exposure	Statement of Operations	Gain (Loss)		(Depreciation)
Capital Growth	Purchased put options to hedge the downside risk of a significant market decline in individual equity securities over a short period of time.	Investments	$(953	)*	$—	*

*Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

During the fiscal six months ended May 31, 2013, the Sentinel Capital Growth Fund held purchased put options from December 7, 2012 until sold on December 10, 2012 and the market value ranged up to $1,165.

J. Futures Contracts:

Sentinel Balanced Fund, Sentinel Conservative Strategies Fund, Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel Total Return Bond Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended May 31, 2013, the Sentinel Balanced, Sentinel Conservative Strategies, Sentinel Government

Notes to Financial Statements

Securities and Sentinel Total Return Bond Funds sold varying combinations of futures contracts in U.S. Treasury 5-Year Notes, U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by hedging interest rate risk and the Sentinel Conservative Strategies Fund sold futures contracts on the Standard & Poor’s 500 Index to hedge equity market risk.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party is required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

The following table summarizes the fair value of each Fund’s futures contracts held as of May 31, 2013 along with the related location on the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:

	Purpose and Primary	Location on the
Sentinel Fund	Underlying Risk Exposure	Statement of Assets and Liabilities	Fair Value of Assets		Fair Value of Liabilities
Conservative Strategies	Hedge equity market risk.	Unrealized gain (loss) on futures contracts	$92,483	*	$—

*The fair value represents the cumulative gain on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Additionally, the amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended May 31, 2013 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
Sentinel Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Balanced	Hedge interest rate risk.	Futures contracts	$(285,176)	$—
Conservative Strategies	Hedge interest rate risk.	Futures contracts	$(146,217)	$—
	Hedge equity market risk.	Futures contracts	$—	$92,483
Government Securities	Hedge interest rate risk.	Futures contracts	$23,148	$—
Total Return Bond	Hedge interest rate risk.	Futures contracts	$1,003,495	$—

During the fiscal six months ended May 31, 2013, the average monthly notional value of futures contracts for the months held was as follows:

Average Monthly
Sentinel Fund	Notional Value
Balanced	$3,571,094
Conservative Strategies	9,646,898
Government Securities	—
Total Return Bond	35,038,719

K. Repurchase Agreements:

Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2013.

L. Line of Credit:

The Company has obtained access to an unsecured line of credit of up to $20,000,000 from SSB for temporary borrowing purposes. Each Fund may borrow up to 5% of its net assets, as calculated using net assets from the previous business day, with a maximum aggregate limit of $20,000,000. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), which ever is greater, plus an additional 1.25%. In addition, a commitment fee equal to 0.15% per annum on the daily unused balance is paid quarterly to SSB and is included in Custodian fees on the Statement of Operations. The average amount outstanding and weighted average interest rate for each Fund that utilized the line of credit during the fiscal six months ended May 31, 2013 was as follows:

	Average Amount	Weighted Average
Sentinel Fund	Outstanding	Interest Rate
Balanced	$673	1.42%
Capital Growth	125,237	1.42%
Georgia Municipal Bond	18,918	1.44%
Government Securities	124,286	1.43%
Growth Leaders	376	1.42%
International Equity	4,178	1.43%
Short Maturity Government	639,874	1.43%

At May 31, 2013, none of the Funds had an outstanding balance against this line of credit.

Notes to Financial Statements

M. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from SSB on cash balances and are reflected in the Statement of Operations as an expense offset. There were no expense offsets for the fiscal six months ended May 31, 2013.

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel Mid Cap, Sentinel Short Maturity Government, Sentinel Sustainable Core Opportunities, Sentinel Sustainable Mid Cap Opportunities and Sentinel Total Return Bond Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed. Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged.

(3) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to Investment Advisory Agreements (“Advisory Agreements”), SAMI provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown. When determining the breakpoint for the advisory fee, assets are aggregated for the Sentinel Government Securities and Sentinel Short Maturity Government Funds.

	Advisory
Sentinel Fund	Fee Rate	Average Daily Net Assets
Each subject to:
Balanced	0.55%	First $200 million
Conservative Strategies	0.50%	Next $200 million
Total Return Bond	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Each subject to:
Capital Growth	0.70%	First $500 million
Common Stock	0.65%	Next $300 million
International Equity	0.60%	Next $200 million
Mid Cap	0.50%	Next $1 billion
Small Company	0.40%	In excess of $2 billion
Sustainable Core Opportunities
Sustainable Mid Cap Opportunities
Georgia Municipal Bond	0.45%	First $1 billion
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Government Securities	0.55%	First $200 million
Short Maturity Government	0.50%	Next $200 million
	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Growth Leaders	0.90%	First $500 million
	0.85%	Next $300 million
	0.80%	Next $200 million
	0.70%	Next $1 billion
	0.60%	In excess of $2 billion

With respect to Sentinel Georgia Municipal Bond Fund, SAMI has entered into a sub-advisory agreement with GLOBALT, Inc. (“GLOBALT”). Pursuant to such agreement, GLOBALT provides SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensates GLOBALT for the sub-advisory services.

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the “A Plans”. Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel Short Maturity Government Fund has adopted a distribution plan for its Class S shares referred to as the “S Plan”.

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and another wholly owned subsidiary of SAMI are partners), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Small Company Fund, (b) 0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Short Maturity Government, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Mid Cap Opportunities Funds, or (c) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities and Sentinel Total Return Bond Funds. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. No fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

Notes to Financial Statements

Under the Plan applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Small Company and Sentinel Total Return Bond Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the Plan applicable to Sentinel Short Maturity Government Fund Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer and for shares purchased prior to July 10, 2005, the entire 0.75% fee is paid to other intermediaries.

Effective April 1, 2013, the Distributor has contractually agreed to waive fees and/or reimburse expenses in order to limit total annual distribution expenses for Class S Shares of the Sentinel Short Maturity Government Fund, on an annualized basis, to 0.50% of average daily net assets attributable to Class S shares. This agreement will terminate immediately after the close of business on March 31, 2014, unless renewed by the Distributor. For the fiscal six months ended May 31, 2013, the total amount reimbursed under this agreement to Sentinel Short Maturity Government Fund Class S was $481,451.

The Class I shares do not pay distribution fees.

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for part of or the entire reporting period, from December 1, 2012 to May 31, 2013, this potentially results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates had investments for the entire reporting period in Sentinel Capital Growth Fund Class C, Sentinel Government Securities Fund Class C, Sentinel Growth Leaders Fund Class C, Sentinel Mid Cap Fund Class C and Sentinel Total Return Bond Fund Classes A and C.

These asset-based fees, except the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Funds.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $4,008,565 for the fiscal six months ended May 31, 2013. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $514,001 after allowances of $1,009,050 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $2,485,514 to other investment dealers. During this same period, the distributor advised the Funds that it received $92,490 in contingent deferred sales charges from certain redemptions of Class A shares, $30,663 in contingent deferred sales charges from redemptions of Class C shares and no contingent deferred sales charges from redemptions of Class I or S shares.

Effective January 1, 2013, each Director who is not an affiliate of SAMI receives an annual fee of $76,000 from the Company. Prior to January 1, 2013, the annual fee was $73,000. The Lead Independent Director and chairs of the Audit and Governance Committees are each paid an additional annual fee of $8,000. The Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds’ deferred compensation plan. This plan is intended to enable any eligible Director of the Company to forego a portion of current compensation in exchange for the promise by the Company to pay a benefit at a later time as set forth in this plan. These amounts are included in Directors’ and Chief Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

Directors’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended May 31, 2013 were $627,137.

Pursuant to an Administration Agreement with SASI, the Funds receive administration services and pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. The Funds are responsible for all charges of outside pricing services and other out-of-pocket expenses incurred by SASI in connection with the performance of its duties under the Administration Agreement.

Pursuant to a Transfer and Dividend Disbursing Agent Agreement with SASI, the Funds receive transfer agency services and pay SASI an annual fee of $2,231,831, plus an amount equal to an annual rate of $11 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which is paid in twelve monthly installments due on the first day of each month for the preceding month. The base fee of $2,231,831 is subject to inflationary increases under certain circumstances, subject to approval by the Company’s Board of Directors. The Funds may also reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities who provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors. The currently approved policy would allow such reimbursement at an annual rate of 0.17% of a Fund’s average daily net assets subject to the omnibus account arrangements.

Fees paid to SASI under the provisions of the Administration and Transfer and Dividend Disbursing Agreements for the fiscal six months ended May 31, 2013 were $2,806,790.

SAMI has contractually agreed to reimburse certain expenses paid by the Class I shares of each Fund to the extent necessary to prevent the total annual fund operating expense ratios of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the respective Class A shares of the same Fund, where applicable. This agreement will continue through March 31, 2014. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Funds. For the fiscal six months ended May 31, 2013, none of the Funds were required to be reimbursed under this agreement.

Notes to Financial Statements

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares of the Sentinel Growth Leaders Fund, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares until March 31, 2014. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2013, the total amount reimbursed under this agreement to Sentinel Growth Leaders Fund Class A was $14,851.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares of the Sentinel Total Return Bond Fund, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2014. The Class C and Class I shares of this Fund also benefitted from this arrangement to the extent SAMI waived its advisory fees to meet this commitment. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2013, the total amount reimbursed under this agreement to Sentinel Total Return Bond Fund Class A was $51,763, Sentinel Total Return Bond Fund Class C was $11,330 and Sentinel Total Return Bond Fund Class I was $9,528.

Effective March 30, 2013, SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class I Shares of the Sentinel Balanced Fund, on an annualized basis, to 0.88% of average daily net assets attributable to Class I shares until March 31, 2014. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2013, the Fund was not required to be reimbursed under this agreement.

As of May 31, 2013, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Approximate %
Sentinel Fund	Ownership
Balanced - I	1.92%
Capital Growth - C	3.76%
Capital Growth - I	5.93%
Common Stock - A	0.49%
Conservative Strategies - I	5.05%
Government Securities - C	0.11%
Growth Leaders - C	4.45%
Growth Leaders - I	71.14%
International Equity - I	74.42%
Mid Cap - C	1.32%
Mid Cap - I	1.22%
Sustainable Mid Cap Opportunities – I	11.13%
Total Return Bond – A	7.62%
Total Return Bond – C	32.59%
Total Return Bond – I	45.57%

(4) Investment Transactions:

Purchases and sales of investment securities (excluding short term obligations, forward foreign currency contracts, futures contracts and written options) for the fiscal six months ended May 31, 2013 were as follows:

	Purchases of
	Other than U.S.
	Government	Purchases of U.S.	Sales of Other than	Sales of U.S.
	Direct and	Government Direct	U.S. Government	Government Direct
	Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$45,194,964	$229,809,421	$35,421,340	$224,315,628
Capital Growth	33,162,005	—	54,995,093	—
Common Stock	108,703,706	—	71,924,295	—
Conservative Strategies	86,020,130	309,614,189	77,253,369	312,313,210
Georgia Municipal Bond	597,700	—	2,755,915	—
Government Securities	—	4,913,019,921	—	5,090,792,514
Growth Leaders	24,586,572	—	27,889,736	—
International Equity	55,377,567	—	59,691,394	—
Mid Cap	34,999,627	—	29,502,914	—
Short Maturity Government	—	145,772,690	—	696,338,300
Small Company	96,388,794	—	503,891,227	—
Sustainable Core Opportunities	11,148,826	—	16,536,151	—
Sustainable Mid Cap Opportunities	24,740,361	—	26,699,386	—
Total Return Bond	114,096,902	424,330,378	94,071,881	428,668,302

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after November 30, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

Notes to Financial Statements

At November 30, 2012, the Company had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss
Sentinel Fund	Carry Forward	Expiring on 11/30
Conservative Strategies	$194,242	2017
	759,245	2017
Total	$953,487

International Equity	$8,816,821	2017
	7,311,854	2018
	1,036,386	No Expiration (Short-Term)
Total	$17,165,061

Mid Cap	$935,801	2017

Short Maturity Government	$4,694,622	2013
	4,202,997	2014
	916,192	2015
	505,428	2016
	2,065,072	2017
	16,447,278	2018
	32,731,463	2019
	10,347,756	No Expiration (Short-Term)
	19,850,983	No Expiration (Long-Term)
Total	$91,761,791

Sustainable Core Opportunities	$8,671,079	2014
	20,754,251	2016
	9,656,295	2017
	2,756,462	2018
	2,019,008	2019
Total	$43,857,095

During the fiscal year ended November 30, 2012, the Funds utilized capital losses as follows:

Capital Losses
Sentinel Fund	Utilized
Conservative Strategies	$5,511,288
Government Securities	6,789,861
Growth Leaders	2,750,825
Mid Cap	7,891,001
Sustainable Core Opportunities	7,246,298
Sustainable Mid Cap Opportunities	28,529,407

It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire. The following Funds had capital loss carry forwards expire last fiscal year:

Capital Losses
Sentinel Fund	Expired
Short Maturity Government	$5,073,636

Net ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from December 1, 2011 to November 30, 2012, the Funds elected to defer until the first business day of the next fiscal year for U.S. Federal income tax purposes net ordinary losses as stated below:

Ordinary Losses
Sentinel Fund	Deferred
Mid Cap	$494,771
Sustainable Mid Cap Opportunities	504,844

Notes to Financial Statements

(5) Fund Shares:

At May 31, 2013, 2.94 billion shares of one cent par value were authorized as follows:

Authorized
Shares
Class A Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	75,000,000
Conservative Strategies	25,000,000
Government Securities	170,000,000
Growth Leaders	20,000,000
International Equity	20,000,000
Mid Cap	45,000,000
Short Maturity Government	200,000,000
Small Company	300,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	40,000,000
1,055,000,000
Class C Shares
Balanced	10,000,000
Capital Growth	40,000,000
Common Stock	10,000,000
Conservative Strategies	15,000,000
Government Securities	20,000,000
Growth Leaders	20,000,000
International Equity	10,000,000
Mid Cap	30,000,000
Small Company	50,000,000
Total Return Bond	40,000,000
245,000,000

Class I Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	40,000,000
Conservative Strategies	40,000,000
Georgia Municipal Bond	40,000,000
Government Securities	40,000,000
Growth Leaders	40,000,000
International Equity	40,000,000
Mid Cap	40,000,000
Small Company	250,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	40,000,000
730,000,000
Class S Shares
Short Maturity Government	500,000,000

Total Allocated Shares	2,530,000,000

Unallocated Shares	410,000,000

Notes to Financial Statements

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

			Shares Issued in
		Shares issued in Fund	Reinvestment of		Net Increase
		Reorganizations	Dividends and		(Decrease) in
Sentinel Fund	Shares sold	(see note 7)	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Six Months Ended May 31, 2013 (Unaudited)
Balanced – A	1,060,733	—	526,981	806,293	781,421
Balanced – C	470,972	—	44,174	141,504	373,642
Balanced – I	611,895	—	27,367	255,273	383,989
Capital Growth – A	732,129	—	1,269,461	1,859,584	142,006
Capital Growth – C	35,450	—	38,484	55,713	18,221
Capital Growth – I	7,113	—	42,808	33,908	16,013
Common Stock – A	3,377,624	—	1,068,487	3,816,042	630,069
Common Stock – C	311,269	—	46,623	127,475	230,417
Common Stock – I	2,832,378	—	566,284	1,970,870	1,427,792
Conservative Strategies – A	2,734,071	—	84,026	1,555,271	1,262,826
Conservative Strategies – C	1,012,807	—	24,210	643,655	393,362
Conservative Strategies – I	643,745	—	5,048	388,000	260,793
Georgia Municipal Bond – I	93,730	—	674	221,175	(126,771)
Government Securities – A	13,262,390	—	757,023	25,091,882	(11,072,469)
Government Securities – C	917,707	—	79,464	2,683,640	(1,686,469)
Government Securities – I	2,779,007	—	133,199	5,377,612	(2,465,406)
Growth Leaders – A	71,824	—	60,707	259,800	(127,269)
Growth Leaders – C	1,675	—	3,674	15,127	(9,778)
Growth Leaders – I	2,049	—	3,604	42,692	(37,039)
International Equity – A	162,281	—	48,390	588,763	(378,092)
International Equity – C	17,483	—	102	16,760	825
International Equity – I	27,649	—	23,738	54,226	(2,839)
Mid Cap – A	105,794	980,606	—	404,530	681,870
Mid Cap – C	34,332	413,078	—	55,577	391,833
Mid Cap – I	439,440	395,230	—	92,135	742,535
Short Maturity Government – A	5,554,141	—	357,799	22,692,522	(16,780,582)
Short Maturity Government – S	20,616,115	—	840,139	68,891,761	(47,435,507)
Small Company – A	7,602,999	—	22,783,107	31,732,950	(1,346,844)
Small Company – C	639,582	—	4,672,928	3,641,455	1,671,055
Small Company – I	7,380,124	—	11,129,663	34,832,849	(16,323,062)
Sustainable Core Opportunities – A	251,986	—	88,245	764,269	(424,038)
Sustainable Core Opportunities – I	31,668	—	5,052	43,754	(7,034)
Sustainable Mid Cap Opportunities – A	190,655	—	267,563	438,930	19,288
Sustainable Mid Cap Opportunities – I	43,914	—	17,981	45,921	15,974
Total Return Bond – A	5,171,212	—	353,283	4,049,795	1,474,700
Total Return Bond – C	467,598	—	73,549	518,502	22,645
Total Return Bond – I	758,900	—	70,854	740,270	89,484

Notes to Financial Statements

		Shares Issued in
		Reinvestment of		Net Increase
		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2012
Balanced – A	1,331,640	735,351	1,964,973	102,018
Balanced – C	280,781	37,892	104,480	214,193
Balanced – I	186,199	9,334	73,828	121,705
Capital Growth – A	302,598	38,469	1,111,168	(770,101)
Capital Growth – C	66,685	520	54,908	12,297
Capital Growth – I	35,827	1,571	86,928	(49,530)
Common Stock – A	9,289,567	646,225	5,432,041	4,503,751
Common Stock – C	468,850	19,700	167,340	321,210
Common Stock – I	10,585,362	214,442	3,360,196	7,439,608
Conservative Strategies – A	3,916,145	147,500	3,750,967	312,678
Conservative Strategies – C	2,643,595	42,958	1,689,867	996,686
Conservative Strategies – I	1,433,246	7,759	406,912	1,034,093
Georgia Municipal Bond – I	108,440	4,496	411,123	(298,187)
Government Securities – A	41,144,488	1,470,090	32,751,578	9,863,000
Government Securities – C	5,416,756	136,629	2,338,607	3,214,778
Government Securities – I	11,913,313	235,502	5,119,361	7,029,454
Growth Leaders – A	220,898	—	631,849	(410,951)
Growth Leaders – C	5,696		30,372	(24,676)
Growth Leaders – I	106,043	—	75,339	30,704
International Equity – A	472,615	74,051	1,332,089	(785,423)
International Equity – C	17,402	—	46,625	(29,223)
International Equity – I	57,030	29,012	122,657	(36,615)
Mid Cap – A	344,357	—	841,468	(497,111)
Mid Cap – C	49,336	—	77,093	(27,757)
Mid Cap – I	72,885	—	109,616	(36,731)
Short Maturity Government - A	23,223,096	1,204,554	59,706,062	(35,278,412)
Short Maturity Government - S	72,377,051	2,677,989	130,570,692	(55,515,652)
Small Company – A	15,675,707	11,638,820	62,328,052	(35,013,525)
Small Company – C	490,562	2,098,085	7,093,937	(4,505,290)
Small Company – I	42,744,541	10,063,546	130,841,607	(78,033,520)
Sustainable Core Opportunities – A	356,584	64,258	1,388,696	(967,854)
Sustainable Core Opportunities – I	50,531	5,416	155,359	(99,412)
Sustainable Mid Cap Opportunities – A	249,074	—	895,546	(646,472)
Sustainable Mid Cap Opportunities – I	425,701	—	40,356	385,345
Total Return Bond – A	8,219,557	154,555	550,057	7,824,055
Total Return Bond – C	2,093,977	60,240	867,420	1,286,797
Total Return Bond – I	1,269,796	49,393	326,883	992,306

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any class of any Fund or 25% or more of a Fund and is available, without charge, upon request by calling (800) 282-3863 or on-line at www.sentinelinvestments.com.

(6) Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. The projected obligations for such benefits have been accrued and the total estimated liabilities as of May 31, 2013 included in the line item Accrued expenses on the Statement of Assets and Liabilities are as follows:

Sentinel Fund
Balanced – A	$11,615
Common Stock – A	92,712
Government Securities – A	9,741
Mid Cap – A	9,348

Notes to Financial Statements

(7) Reorganizations:

Pursuant to a Plan of Reorganization approved by the Board on December 6, 2012, as of the close of business on April 12, 2013, Sentinel Mid Cap Fund acquired substantially all of the assets and assumed substantially all of the liabilities of Sentinel Mid Cap II Fund in a tax-free reorganization in exchange for shares of the Sentinel Mid Cap Fund. The number of shares is presented in Note (5) and the value of shares issued by the Sentinel Mid Cap Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and unrealized appreciation as of the reorganization date were as follows:

					Acquired
				Total	Fund
		Total	Total	Net Assets of	Unrealized
		Net Assets of	Net Assets of	Acquiring Fund	Appreciation/
Acquiring Fund	Acquired Fund	Acquiring Fund	Acquired Fund	After Acquisition	(Depreciation)
Sentinel Mid Cap Fund Class A	Sentinel Mid Cap II Fund Class A	$89,841,817	$21,367,291	$111,209,108	$(571,966)
Sentinel Mid Cap Fund Class C	Sentinel Mid Cap II Fund Class C	4,130,456	7,567,605	11,698,061	(3,383,237)
Sentinel Mid Cap Fund Class I	Sentinel Mid Cap II Fund Class I	16,503,052	8,778,040	25,281,092	10,162,689

(8) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(9) Subsequent Events:

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudiated)

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/12 through 05/31/13.

Actual Expenses

The first line of each share class entry in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid from 12/01/12 through 05/31/13” to estimate the expenses you paid on your account during this period.

Certain Account Fees and Minimum Account Size

Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expenses for the period would be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate and currently charge an annual maintenance fee of $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee is deducted automatically from each such shareholder account on a quarterly pro-rated basis.

Miscellaneous Recurring Fees:

Retirement Custodial Accounts:
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees:
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00
Copy of check-writing check written prior to March 2008	$10.00

Recurring Fees for Services for Employee Benefit Plans

The Sentinel Destinations platform offers participant record keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Plans using the Sentinel Destinations platform will be subject to additional fees for the services provided. Contact your financial advisor or Sentinel Administrative Services, Inc. for more information regarding Sentinel Destinations.

Hypothetical Example for Comparison Purposes

The second line of each share class entry in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses

(Unaudited)	Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expenses data is contained the accompanying Financial Statements and related Notes.

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/12
Sentinel Fund	Fund Class	Description	Percentage	12/01/12	05/31/13	Ratio	through 05/31/13*
Balanced
	A Shares	Actual	10.10	$1,000.00	$1,101.04	1.08	$5.66
		Hypothetical+	1.96	1,000.00	1,019.55	1.08	5.44
	C Shares	Actual	9.66	1,000.00	1,096.61	1.90	9.93
		Hypothetical+	1.55	1,000.00	1,015.46	1.90	9.55
	I Shares	Actual	10.23	1,000.00	1,102.29	0.81	4.25
		Hypothetical+	2.09	1,000.00	1,020.89	0.81	4.08
Capital Growth
	A Shares	Actual	12.37	1,000.00	1,123.73	1.28	6.78
		Hypothetical+	1.85	1,000.00	1,018.55	1.28	6.44
	C Shares	Actual	11.47	1,000.00	1,114.73	2.93	15.45
		Hypothetical+	1.03	1,000.00	1,010.32	2.93	14.69
	I Shares	Actual	12.40	1,000.00	1,124.05	1.22	6.46
		Hypothetical+	1.89	1,000.00	1,018.85	1.22	6.14
Common Stock
	A Shares	Actual	16.35	1,000.00	1,163.46	1.06	5.72
		Hypothetical+	1.96	1,000.00	1,019.65	1.06	5.34
	C Shares	Actual	15.83	1,000.00	1,158.27	1.91	10.28
		Hypothetical+	1.54	1,000.00	1,015.41	1.91	9.60
	I Shares	Actual	16.53	1,000.00	1,165.31	0.73	3.94
		Hypothetical+	2.13	1,000.00	1,021.29	0.73	3.68
Conservative Strategies
	A Shares	Actual	6.13	1,000.00	1,061.25	1.05	5.40
		Hypothetical+	1.97	1,000.00	1,019.70	1.05	5.29
	C Shares	Actual	5.84	1,000.00	1,058.44	1.80	9.24
		Hypothetical+	1.60	1,000.00	1,015.96	1.80	9.05
	I Shares	Actual	6.29	1,000.00	1,062.85	0.91	4.68
		Hypothetical+	2.04	1,000.00	1,020.39	0.91	4.58
Georgia Municipal Bond
	I Shares	Actual	-1.44	1,000.00	985.60	0.69	3.42
		Hypothetical+	2.15	1,000.00	1,021.49	0.69	3.48
Government Securities
	A Shares	Actual	-1.27	1,000.00	987.30	0.83	4.11
		Hypothetical+	2.08	1,000.00	1,020.79	0.83	4.18
	C Shares	Actual	-1.76	1,000.00	982.44	1.62	8.01
		Hypothetical+	1.69	1,000.00	1,016.85	1.62	8.15
	I Shares	Actual	-1.23	1,000.00	987.66	0.59	2.92
		Hypothetical+	2.20	1,000.00	1,021.99	0.59	2.97
Growth Leaders
	A Shares	Actual	10.78	1,000.00	1,107.80	1.45	7.62
		Hypothetical+	1.77	1,000.00	1,017.70	1.45	7.29
	C Shares	Actual	9.21	1,000.00	1,092.07	4.28	22.32
		Hypothetical+	0.36	1,000.00	1,003.59	4.28	21.38
	I Shares	Actual	10.81	1,000.00	1,108.12	1.28	6.73
		Hypothetical+	1.85	1,000.00	1,018.55	1.28	6.44
International Equity
	A Shares	Actual	10.82	1,000.00	1,108.24	1.46	7.67
		Hypothetical+	1.76	1,000.00	1,017.65	1.46	7.34
	C Shares	Actual	9.87	1,000.00	1,098.74	3.09	16.17
		Hypothetical+	0.95	1,000.00	1,009.52	3.09	15.48
	I Shares	Actual	11.09	1,000.00	1,110.87	0.91	4.79
		Hypothetical+	2.04	1,000.00	1,020.39	0.91	4.58

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/12
Sentinel Fund	Fund Class	Description	Percentage	12/01/12	05/31/13	Ratio	through 05/31/13*
Mid Cap
	A Shares	Actual	15.99	$1,000.00	$1,159.88	1.39	$7.49
		Hypothetical+	1.80	1,000.00	1,018.00	1.39	6.99
	C Shares	Actual	15.26	1,000.00	1,152.63	2.57	13.79
		Hypothetical+	1.21	1,000.00	1,012.12	2.57	12.89
	I Shares	Actual	16.21	1,000.00	1,162.11	0.99	5.34
		Hypothetical+	2.00	1,000.00	1,020.00	0.99	4.99
Short Maturity Government
	A Shares	Actual	-0.48	1,000.00	995.23	0.90	4.48
		Hypothetical+	2.04	1,000.00	1,020.44	0.90	4.53
	S Shares	Actual	-0.66	1,000.00	993.36	1.20	5.96
		Hypothetical+	1.90	1,000.00	1,018.95	1.20	6.04
Small Company
	A Shares	Actual	18.34	1,000.00	1,183.38	1.22	6.64
		Hypothetical*	1.89	1,000.00	1,018.85	1.22	6.14
	C Shares	Actual	18.06	1,000.00	1,180.63	1.93	10.49
		Hypothetical+	1.53	1,000.00	1,015.31	1.93	9.70
	I Shares	Actual	18.59	1,000.00	1,185.92	0.82	4.47
		Hypothetical+	2.08	1,000.00	1,020.84	0.82	4.13
Sustainable Core Opportunities
	A Shares	Actual	16.68	1,000.00	1,166.83	1.28	6.91
		Hypothetical+	1.85	1,000.00	1,018.55	1.28	6.44
	I Shares	Actual	16.79	1,000.00	1,167.95	1.08	5.84
		Hypothetical+	1.96	1,000.00	1,019.55	1.08	5.44
Sustainable Mid Cap Opportunities
	A Shares	Actual	15.85	1,000.00	1,158.50	1.38	7.43
		Hypothetical+	1.80	1,000.00	1,018.05	1.38	6.94
	I Shares	Actual	16.03	1,000.00	1,160.27	1.16	6.25
		Hypothetical+	1.92	1,000.00	1,019.15	1.16	5.84
Total Return Bond
	A Shares	Actual	0.88	1,000.00	1,008.81	0.89	4.46
		Hypothetical+	2.05	1,000.00	1,020.49	0.89	4.48
	C Shares	Actual	0.53	1,000.00	1,005.35	1.41	7.05
		Hypothetical+	1.79	1,000.00	1,017.90	1.41	7.09
	I Shares	Actual	0.85	1,000.00	1,008.52	0.75	3.76
		Hypothetical+	2.12	1,000.00	1,021.19	0.75	3.78

* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

+ Hypothetical assumes a 5.00% annual return less expenses for the period.

Directors

There are seven Directors of Sentinel Group Funds, Inc. Their names and other information about the six independent Directors currently responsible for the oversight of the fourteen Funds currently comprising Sentinel Group Funds, Inc. are set forth below. Information concerning the one affiliated Director is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Directors and is available, without charge, upon request by calling (800) 282-3863.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
Gary Dunton (57) National Life Drive Montpelier, VT 05604	Director, since January 2013	Dunton Consulting (an insurance industry consulting firm) – Principal, since 2008; MBIA, Inc. – Chairman, President and Chief Executive Officer, from 2004 to 2008	None
Deborah G. Miller (63) National Life Drive Montpelier, VT 05604	Director, since 1995; Governance, Contracts & Nominating Committee Chair, from 2009 to 2011	Enterprise Catalyst Group (a management consulting firm) – Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) - Chief Executive Officer, from 2005 to 2007	Libby Glass– Director, since 2003; Wittenberg University – Director, since 1998
John Pelletier (49) National Life Drive Montpelier, VT 05604	Director, since January 2013

Center for Financial Literacy at Champlain College – Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) – Principal, since 2009; Eaton Vance Corporation – Chief Legal Officer, from 2007 to 2008; Natixis Global Associates – Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004

None
John Raisian, Ph.D. (63) National Life Drive Montpelier, VT 05604	Director, since 1996; Lead Independent Director, since January 2013	Hoover Institution at Stanford University – Director and Senior Fellow, since 1986	None
Richard H. Showalter (65) National Life Drive Montpelier, VT 05604	Director, since 2003; Audit, Compliance & Valuation Committee Chair, since 2012; Lead Independent Director, from 2005 to December 2012

Dartmouth-Hitchcock – Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center– Treasurer, from 1995 to 2010; Dartmouth-Hitchcock Alliance – Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital - Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007

None
Angela E. Vallot (56) National Life Drive Montpelier, VT 05604	Director, since 1996; Governance, Contracts & Nominating Committee Chair, since January 2013 and from 2004 to 2009

VallotKarp Consulting (a diversity and inclusion consulting firm) – President, since 2004; Colgate-Palmolive Company (a consumer products company) – Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) – Director of Diversity, from 1997 to 2001

None

Officers

The name of and other information relating to the Director who is an officer and “interested person” of the Funds as defined in the 1940 Act, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Thomas H. MacLeay (63) National Life Drive Montpelier, VT 05604	Chair and Director, since 2003; Chief Executive Officer, from 2003 to 2005

National Life Holding Company (a mutual insurance company) and National Life - Chairman of the Board, since 2002; President and Chief Executive Officer, from 2002 to 2008; NLV Financial Corporation - Chairman, since 2002; President and Chief Executive Officer, from 2002 to 2008; Sentinel Variable Products Trust - Chairman, from 2004 to 2008; Chief Executive Officer, from 2004 to 2005

None
Thomas H. Brownell (53) National Life Drive Montpelier, VT 05604	President and Chief Executive Officer, since June 2013	National Life – Senior Vice President and Chief Investment Officer, since 2005	N/A
John Birch (62) National Life Drive Montpelier, VT 05604	Chief Financial Officer, since 2008

Advisor – Chief Operating Officer, since 2005; SASI – Chief Operating Officer, since 2006; SASC – Chief Operating Officer, from 2005 to 2006; State Street Bank, Luxembourg – Head of Transfer Agency, from 2004 to 2005

N/A
Thomas P. Malone (57) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since 1997	SASI – Vice President, since 2006; Sentinel Variable Products Trust – Vice President and Treasurer, since 2000; SASC – Vice President, from 1998 to 2006	N/A
John K. Landy (53) National Life Drive Montpelier, VT 05604	Vice President, since 2002	SASI – Senior Vice President, since 2006; Sentinel Variable Products Trust – Vice President, since 2004; SASC – Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A
Scott G. Wheeler (48) National Life Drive Montpelier, VT 05604	Assistant Vice President and Assistant Treasurer, since 1998

SASI –Vice President, since 2007; Assistant Vice President, from 2006 to 2007; Sentinel Variable Products Trust – Assistant Vice President and Assistant Treasurer, since 2004; SASC – Assistant Vice President, from 1998 to 2006

N/A
Lisa F. Muller (46) National Life Drive Montpelier, VT 05604	Secretary, since 2008

National Life – Counsel, since 2008; Sentinel Variable Products Trust – Secretary, since 2008; State of Vermont, Department of Banking and Insurance – Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell – Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois – Law Clerk, from 2002 to 2004

N/A
Lindsay E. Staples (31) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009

National Life – Senior Securities Paralegal, since 2010; Sentinel Variable Products Trust – Assistant Secretary, since 2010 and from 2007 to 2009; National Life – Senior Compliance Associate, from 2009 to 2010; National Life – Securities Paralegal, from 2007 to 2009; Holman Immigration – Paralegal, 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr – Paralegal, 2004 to 2006

N/A
D. Russell Morgan (57) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2004; Secretary, from 1988 to 2005

Advisor; National Variable Annuity Account II; National Variable Life Insurance Account – Chief Compliance Officer, since 2004; Sentinel Variable Products Trust – Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005; National Life – Assistant General Counsel, from 2001 to 2005; Equity Services, Inc. – Counsel, from 1986 to 2005; Advisor, SFSC, SASC – Counsel, from 1993 to 2005

N/A

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian and Dividend Paying Agent

State Street Bank & Trust Company - Kansas City

Transfer Agent, Shareholder Servicing Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge on-line at www.sentinelinvestments.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Privacy Notice To Our Customers

This notice is for your information and no response is required.

Sentinel Companies Privacy Policy:

Maintaining the privacy of the information you share with us in the process of doing business with the Sentinel Companies* is extremely important to us. When you purchase a product or service from one of the Sentinel Companies, you enter into a relationship that is built upon—and largely dependent upon—mutual trust. We want to assure you that we strive to conduct business in ways that are always worthy of that trust. Maintenance of our privacy practices and policies is a critical component of that resolve and we want you to know that we are committed to maintaining the highest level of confidentiality with all the information we receive from you.

How and Why We Obtain Personal Information:

In the conduct of our business with you, we often need to collect what is known as “nonpublic personal information.” This is information about you that we obtain in connection with providing a financial product or service to you. The Sentinel Companies may collect nonpublic personal information about you from:

•         Applications or other forms, with information such as name, address, Social Security number, assets and income, employment status, birth date;

•         Your transactions with us, our affiliates, or with others, such as account activity, payment history and products and services purchased;

•         Visits to our website, including information from on-line forms and on-line information collecting devices commonly called “cookies”.

We or our representatives may also ask you for additional financial information in order to determine which products and services best meet your financial goals.

How We Protect Information:

We maintain strong safeguards to protect the information you have shared with us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. All employees are required to comply with our established confidentiality procedures and policies.

We consider any nonpublic personal information that is provided to any representative of the Sentinel Companies in the course of a business transaction as being completely confidential.

We may also disclose all of the information described above to our affiliates in order to conduct business, such as providing services, account maintenance or information about other products and services offered by our affiliates. Our affiliates may include insurance companies, broker-dealers, investment advisors, investment companies, registered representatives, trust companies, insurance agents and brokers.

In addition, we may disclose all of the information above to third parties with which we contract for services, as permitted by law. We will contractually require these third parties to protect your information. Examples of these organizations include the following:

•         Third parties that administer and support our products and services (such as third party administrators, printing companies, system vendors, consultants);

•         Financial service entities (such as broker-dealers, insurance agents and brokers, banks, investment companies, registered representatives, investment advisors or companies that perform marketing services on behalf or our affiliates behalf).

We may disclose all of the information above under certain circumstances to government agencies and law enforcement officials (for examples, to help us prevent fraud or as may be required by law).

Our Commitment to Confidentiality:

We will not sell nonpublic personal information about you, our customers - or our former customers-nor will we disclose it to anyone, unless we have previously informed you in disclosures or agreements, have been authorized by you, or are permitted to do so by law. We restrict access to nonpublic personal information to those employees and associates who need that information in order to provide products or services to you.

If you decide to close your accounts or become an inactive customer, we will continue to adhere to the privacy policies and practices described in this notice.

The Sentinel Companies have a long history of dealing with confidential information in ways that are designed to assure your privacy. We are committed to consistently maintaining the highest standards for protecting the information you share with us, and ensuring the privacy of all our customers.

*This Privacy Notice applies to all of the accounts held or serviced by the following companies:

The Sentinel Funds

Sentinel Financial Services Company

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentnelinvestments.com.

65507 MK7782(1011)

              One National Life Drive, Montpelier, VT 05604

A Standard of Stewardship

Stewardship is a serious responsibility that can be measured and proven over time.

That’s why we are committed to quality, consistency and sustainable results, counted in years rather than days, weeks or months.

Since its inception on January 12, 1934, Sentinel’s Common Stock Fund has demonstrated a prudent, consistent approach to investing which has become the hallmark of our firm.

Learn more about Sentinel from your financial advisor or contact us:

800.282.FUND

www.sentinelinvestments.com

 @sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This annual report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor or www.sentinelinvestments.com. Please read it carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com.

43604 SF0105(0713)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: July 25, 2013

By:	/s/ John Birch
John Birch,
Chief Financial Officer

Date: July 25, 2013